UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

March 31, 2014

1.799882.110

VIPAM-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 37.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.6%
BorgWarner, Inc.	29,700	$ 1,825,659
Delphi Automotive PLC	82,900	5,625,594
Visteon Corp. (a)	8,800	778,272
		8,229,525
Automobiles - 0.1%
General Motors Co.	47,300	1,628,066
Diversified Consumer Services - 0.2%
Estacio Participacoes SA	243,200	2,450,221
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	9,400	5,339,670
Fiesta Restaurant Group, Inc. (a)	31,600	1,440,644
Las Vegas Sands Corp.	28,600	2,310,308
MGM Mirage, Inc. (a)	47,700	1,233,522
		10,324,144
Household Durables - 1.5%
Barratt Developments PLC	207,200	1,424,913
Bellway PLC	60,500	1,674,319
D.R. Horton, Inc. (d)	196,700	4,258,555
Harman International Industries, Inc.	22,500	2,394,000
KB Home (d)	212,900	3,617,171
PulteGroup, Inc.	238,500	4,576,815
Taylor Morrison Home Corp.	54,400	1,278,400
Toll Brothers, Inc. (a)	15,500	556,450
		19,780,623
Internet & Catalog Retail - 0.4%
priceline.com, Inc. (a)	5,200	6,197,828
Media - 2.6%
AMC Networks, Inc. Class A (a)	11,600	847,844
CBS Corp. Class B	103,600	6,402,480
Comcast Corp. Class A	181,000	9,053,620
DIRECTV (a)	32,300	2,468,366
DISH Network Corp. Class A (a)	10,800	671,868
Interpublic Group of Companies, Inc.	49,700	851,858
ITV PLC	781,000	2,493,415
Naspers Ltd. Class N	33,300	3,673,311
Sirius XM Holdings, Inc. (a)(d)	157,300	503,360
The Walt Disney Co.	62,500	5,004,375
Twenty-First Century Fox, Inc. Class A	127,200	4,066,584
		36,037,081
Multiline Retail - 0.4%
Macy's, Inc.	83,700	4,962,573
Specialty Retail - 0.9%
Cabela's, Inc. Class A (a)	50,800	3,327,908
Lowe's Companies, Inc.	34,100	1,667,490
TJX Companies, Inc.	113,800	6,901,970
		11,897,368
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)	16,400	1,307,572
Michael Kors Holdings Ltd. (a)	62,063	5,788,616

	Shares	Value
Prada SpA	148,400	$ 1,161,333
PVH Corp.	15,200	1,896,504
VF Corp.	50,100	3,100,188
		13,254,213
TOTAL CONSUMER DISCRETIONARY		114,761,642
CONSUMER STAPLES - 0.9%
Beverages - 0.5%
Monster Beverage Corp. (a)	94,800	6,583,860
Food Products - 0.4%
Keurig Green Mountain, Inc.	57,300	6,050,307
TOTAL CONSUMER STAPLES		12,634,167
ENERGY - 4.5%
Energy Equipment & Services - 0.5%
Halliburton Co.	83,200	4,899,648
Helmerich & Payne, Inc.	16,700	1,796,252
		6,695,900
Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp.	73,400	6,221,384
Cabot Oil & Gas Corp.	81,500	2,761,220
Cimarex Energy Co.	28,100	3,346,991
Cobalt International Energy, Inc. (a)	66,000	1,209,120
Concho Resources, Inc. (a)	55,600	6,811,000
Continental Resources, Inc. (a)	42,700	5,306,329
EOG Resources, Inc.	46,000	9,023,820
GasLog Ltd.	23,100	537,999
Genel Energy PLC (a)	94,800	1,552,010
Hess Corp.	48,400	4,011,392
Phillips 66 Co.	10,100	778,306
Pioneer Natural Resources Co.	42,800	8,009,592
Sanchez Energy Corp. (a)	40,700	1,205,941
Valero Energy Corp.	68,900	3,658,590
		54,433,694
TOTAL ENERGY		61,129,594
FINANCIALS - 4.8%
Banks - 1.2%
Bank of America Corp.	740,300	12,733,160
Societe Generale Series A	38,800	2,389,608
UniCredit SpA	169,200	1,545,442
		16,668,210
Capital Markets - 1.8%
Ameriprise Financial, Inc.	24,400	2,685,708
Apollo Global Management LLC Class A	76,300	2,426,340
BlackRock, Inc. Class A	13,500	4,245,480
Charles Schwab Corp.	70,500	1,926,765
KKR & Co. LP	162,800	3,718,352
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	155,300	$ 4,840,701
The Blackstone Group LP	149,300	4,964,225
		24,807,571
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	65,900	1,657,385
Diversified Financial Services - 0.4%
CBOE Holdings, Inc.	39,600	2,241,360
McGraw Hill Financial, Inc.	32,600	2,487,380
		4,728,740
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	92,066	2,905,603
American Tower Corp.	18,600	1,522,782
		4,428,385
Real Estate Management & Development - 0.5%
Altisource Asset Management Corp. (a)	2,400	2,579,160
Altisource Portfolio Solutions SA	33,700	4,099,942
		6,679,102
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	158,500	6,210,030
TOTAL FINANCIALS		65,179,423
HEALTH CARE - 8.3%
Biotechnology - 5.7%
Acorda Therapeutics, Inc. (a)	52,700	1,997,857
Actelion Ltd.	18,611	1,762,050
Aegerion Pharmaceuticals, Inc. (a)	65,700	3,030,084
Alexion Pharmaceuticals, Inc. (a)	37,700	5,735,301
Alnylam Pharmaceuticals, Inc. (a)	200	13,428
Amgen, Inc.	54,200	6,685,028
ARIAD Pharmaceuticals, Inc. (a)	215,600	1,737,736
BioCryst Pharmaceuticals, Inc. (a)	119,300	1,262,194
Biogen Idec, Inc. (a)	27,600	8,442,012
BioMarin Pharmaceutical, Inc. (a)	34,700	2,366,887
Celldex Therapeutics, Inc. (a)	38,000	671,460
Clovis Oncology, Inc. (a)	18,400	1,274,568
Genmab A/S (a)	37,800	1,536,594
Gilead Sciences, Inc. (a)	169,100	11,982,426
Intercept Pharmaceuticals, Inc. (a)	19,210	6,335,266
InterMune, Inc. (a)	110,400	3,695,088
KYTHERA Biopharmaceuticals, Inc. (a)	30,900	1,228,584
Medivation, Inc. (a)	108,300	6,971,271
Pharmacyclics, Inc. (a)	19,600	1,964,312
Regeneron Pharmaceuticals, Inc. (a)	6,600	1,981,848
Synageva BioPharma Corp. (a)	51,200	4,248,064
uniQure B.V.	7,800	121,290
United Therapeutics Corp. (a)	26,800	2,520,004
		77,563,352

	Shares	Value
Health Care Technology - 0.1%
athenahealth, Inc. (a)(d)	6,200	$ 993,488
Medidata Solutions, Inc. (a)	11,200	608,608
		1,602,096
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	35,600	5,292,296
Thermo Fisher Scientific, Inc.	30,300	3,643,272
		8,935,568
Pharmaceuticals - 1.8%
Achaogen, Inc. (a)	27,600	426,696
Actavis PLC (a)	17,400	3,581,790
Auxilium Pharmaceuticals, Inc. (a)	52,000	1,413,360
Jazz Pharmaceuticals PLC (a)	27,000	3,744,360
Ocera Therapeutics, Inc. (a)	6,700	70,685
Pacira Pharmaceuticals, Inc. (a)	48,000	3,359,520
Salix Pharmaceuticals Ltd. (a)	44,000	4,558,840
Shire PLC sponsored ADR	19,600	2,911,188
Valeant Pharmaceuticals International (Canada) (a)	28,750	3,782,361
		23,848,800
TOTAL HEALTH CARE		111,949,816
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.8%
Airbus Group NV	33,800	2,420,892
Alliant Techsystems, Inc.	5,800	824,470
General Dynamics Corp.	7,300	795,116
Huntington Ingalls Industries, Inc.	5,200	531,752
The Boeing Co.	52,100	6,538,029
		11,110,259
Airlines - 1.9%
American Airlines Group, Inc. (a)	257,200	9,413,520
Copa Holdings SA Class A	16,000	2,323,040
Delta Air Lines, Inc.	149,525	5,181,041
International Consolidated Airlines Group SA CDI (a)	144,100	1,002,266
Southwest Airlines Co.	213,500	5,040,735
United Continental Holdings, Inc. (a)	66,770	2,979,945
		25,940,547
Electrical Equipment - 0.3%
Eaton Corp. PLC	46,400	3,485,568
Professional Services - 0.1%
Bureau Veritas SA	36,800	1,128,273
TOTAL INDUSTRIALS		41,664,647
INFORMATION TECHNOLOGY - 6.2%
Internet Software & Services - 2.6%
58.com, Inc. ADR	28,300	1,178,129
Bankrate, Inc. (a)	150,300	2,546,082
Cornerstone OnDemand, Inc. (a)	58,900	2,819,543
Facebook, Inc. Class A (a)	164,821	9,928,817
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	11,800	$ 13,151,218
Kakaku.com, Inc.	32,300	525,425
Naver Corp.	4,102	2,981,451
Tencent Holdings Ltd.	24,400	1,697,131
Twitter, Inc. (d)	10,200	476,034
		35,303,830
IT Services - 0.9%
Cognizant Technology Solutions Corp. Class A (a)	66,600	3,370,626
FleetCor Technologies, Inc. (a)	32,600	3,752,260
QIWI PLC Class B sponsored ADR	11,400	395,010
Visa, Inc. Class A	24,700	5,331,742
		12,849,638
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. (a)	207,900	5,074,839
NXP Semiconductors NV (a)	67,200	3,952,032
		9,026,871
Software - 0.2%
CommVault Systems, Inc. (a)	18,000	1,169,100
King Digital Entertainment PLC (a)	53,600	974,984
		2,144,084
Technology Hardware, Storage & Peripherals - 1.8%
3D Systems Corp. (a)(d)	11,500	680,225
Apple, Inc.	39,200	21,040,207
Nimble Storage, Inc.	25,500	966,195
SanDisk Corp.	31,000	2,516,890
		25,203,517
TOTAL INFORMATION TECHNOLOGY		84,527,940
MATERIALS - 1.3%
Chemicals - 1.3%
CF Industries Holdings, Inc.	3,100	807,984
Eastman Chemical Co.	38,300	3,301,843
Huntsman Corp.	73,400	1,792,428
LyondellBasell Industries NV Class A	66,200	5,887,828
Potash Corp. of Saskatchewan, Inc.	49,000	1,772,510
The Dow Chemical Co.	45,300	2,201,127
The Mosaic Co.	45,100	2,255,000
		18,018,720

	Shares	Value
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	17,600	1,600,896
SoftBank Corp.	17,400	1,314,925
		2,915,821
TOTAL COMMON STOCKS (Cost $335,030,832)		512,781,770
Fixed-Income Funds - 44.8%

Fidelity Emerging Markets Debt Central Fund (f)	535,573	5,398,579
Fidelity Floating Rate Central Fund (f)	372,145	40,377,737
Fidelity High Income Central Fund 1 (f)	277,707	29,064,863
Fidelity Inflation-Protected Bond Index Central Fund (f)	134,774	13,238,858
Fidelity VIP Investment Grade Central Fund (f)	4,970,439	520,554,075
TOTAL FIXED-INCOME FUNDS (Cost $591,624,688)		608,634,112
Equity Funds - 14.6%

International Equity Funds - 14.6%
Fidelity Emerging Markets Equity Central Fund (f)	65,625	13,507,642
Fidelity International Equity Central Fund (f)	2,239,546	184,852,133
TOTAL EQUITY FUNDS (Cost $194,589,212)		198,359,775
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 4/10/14 to 5/29/14 (e) (Cost $1,574,953)	$ 1,575,000	1,574,975
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	36,697,144	$ 36,697,144
Fidelity Money Market Central Fund, 0.25% (b)	22,391	22,391
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	5,501,176	5,501,176
TOTAL MONEY MARKET FUNDS (Cost $42,220,711)		42,220,711
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,165,040,396)		1,363,571,343
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(5,348,173)
NET ASSETS - 100%		$ 1,358,223,170
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
247 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	$ 23,403,250	$ 372,396

The face value of futures purchased as a percentage of net assets is 1.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,314,978.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,039
Fidelity Emerging Markets Debt Central Fund	82,319
Fidelity Emerging Markets Equity Central Fund	5,904
Fidelity Floating Rate Central Fund	482,143
Fidelity High Income Central Fund 1	425,341
Fidelity International Equity Central Fund	2,390,845
Fidelity Money Market Central Fund	13
Fidelity Securities Lending Cash Central Fund	18,051
Fidelity VIP Investment Grade Central Fund	3,728,706
Total	$ 7,143,361
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 5,241,303	$ 82,319	$ -	$ 5,398,579	6.6%
Fidelity Emerging Markets Equity Central Fund	14,500,197	5,904	694,450	13,507,642	6.2%
Fidelity Floating Rate Central Fund	39,514,745	482,143	-	40,377,737	2.9%
Fidelity High Income Central Fund 1	28,287,764	425,341	-	29,064,863	6.4%
Fidelity Inflation-Protected Bond Index Central Fund	13,098,693	-	-	13,238,858	6.5%
Fidelity International Equity Central Fund	182,657,069	2,390,845	-	184,852,133	6.0%
Fidelity VIP Investment Grade Central Fund	503,515,456	9,982,142	-	520,554,075	12.7%
Total	$ 786,815,227	$ 13,368,694	$ 694,450	$ 806,993,887
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 114,761,642	$ 114,761,642	$ -	$ -
Consumer Staples	12,634,167	12,634,167	-	-
Energy	61,129,594	61,129,594	-	-
Financials	65,179,423	65,179,423	-	-
Health Care	111,949,816	111,949,816	-	-
Industrials	41,664,647	41,664,647	-	-
Information Technology	84,527,940	84,527,940	-	-
Materials	18,018,720	18,018,720	-	-
Telecommunication Services	2,915,821	2,915,821	-	-
U.S. Government and Government Agency Obligations	1,574,975	-	1,574,975	-
Fixed-Income Funds	608,634,112	608,634,112	-	-
Money Market Funds	42,220,711	42,220,711	-	-
Equity Funds	198,359,775	198,359,775	-	-
Total Investments in Securities:	$ 1,363,571,343	$ 1,361,996,368	$ 1,574,975	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 372,396	$ 372,396	$ -	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,153,116,766. Net unrealized appreciation aggregated $210,454,577, of which $235,040,331 related to appreciated investment securities and $24,585,754 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

March 31, 2014

1.799876.110

VIPAMG-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 49.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.8%
BorgWarner, Inc.	5,700	$ 350,379
Delphi Automotive PLC	16,300	1,106,118
Visteon Corp. (a)	1,700	150,348
		1,606,845
Automobiles - 0.1%
General Motors Co.	9,200	316,664
Diversified Consumer Services - 0.2%
Estacio Participacoes SA	47,700	480,574
Hotels, Restaurants & Leisure - 1.0%
Chipotle Mexican Grill, Inc. (a)	1,800	1,022,490
Fiesta Restaurant Group, Inc. (a)	5,600	255,304
Las Vegas Sands Corp.	5,600	452,368
MGM Mirage, Inc. (a)	9,300	240,498
		1,970,660
Household Durables - 1.9%
Barratt Developments PLC	39,600	272,329
Bellway PLC	11,500	318,259
D.R. Horton, Inc. (d)	38,700	837,855
Harman International Industries, Inc.	4,300	457,520
KB Home (d)	41,900	711,881
PulteGroup, Inc.	46,900	900,011
Taylor Morrison Home Corp.	10,300	242,050
Toll Brothers, Inc. (a)	3,100	111,290
		3,851,195
Internet & Catalog Retail - 0.6%
priceline.com, Inc. (a)	1,000	1,191,890
Media - 3.5%
AMC Networks, Inc. Class A (a)	2,200	160,798
CBS Corp. Class B	20,400	1,260,720
Comcast Corp. Class A	35,600	1,780,712
DIRECTV (a)	6,300	481,446
DISH Network Corp. Class A (a)	2,100	130,641
Interpublic Group of Companies, Inc.	9,900	169,686
ITV PLC	153,200	489,105
Naspers Ltd. Class N	6,400	705,982
Sirius XM Holdings, Inc. (a)(d)	30,600	97,920
The Walt Disney Co.	12,300	984,861
Twenty-First Century Fox, Inc. Class A	25,100	802,447
		7,064,318
Multiline Retail - 0.5%
Macy's, Inc.	16,400	972,356
Specialty Retail - 1.2%
Cabela's, Inc. Class A (a)	10,000	655,100
Lowe's Companies, Inc.	6,700	327,630
TJX Companies, Inc.	22,400	1,358,560
		2,341,290
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	3,200	255,136
Michael Kors Holdings Ltd. (a)	12,159	1,134,070

	Shares	Value
Prada SpA	28,200	$ 220,685
PVH Corp.	2,900	361,833
VF Corp.	9,700	600,236
		2,571,960
TOTAL CONSUMER DISCRETIONARY		22,367,752
CONSUMER STAPLES - 1.2%
Beverages - 0.6%
Monster Beverage Corp. (a)	18,700	1,298,715
Food Products - 0.6%
Keurig Green Mountain, Inc.	11,300	1,193,167
TOTAL CONSUMER STAPLES		2,491,882
ENERGY - 5.9%
Energy Equipment & Services - 0.6%
Halliburton Co.	16,100	948,129
Helmerich & Payne, Inc.	3,300	354,948
		1,303,077
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	14,400	1,220,544
Cabot Oil & Gas Corp.	15,800	535,304
Cimarex Energy Co.	5,400	643,194
Cobalt International Energy, Inc. (a)	12,500	229,000
Concho Resources, Inc. (a)	10,900	1,335,250
Continental Resources, Inc. (a)	8,400	1,043,868
EOG Resources, Inc.	9,000	1,765,530
GasLog Ltd.	4,500	104,805
Genel Energy PLC (a)	17,700	289,774
Hess Corp.	9,500	787,360
Phillips 66 Co.	2,000	154,120
Pioneer Natural Resources Co.	8,400	1,571,976
Sanchez Energy Corp. (a)	7,700	228,151
Valero Energy Corp.	13,200	700,920
		10,609,796
TOTAL ENERGY		11,912,873
FINANCIALS - 6.3%
Banks - 1.6%
Bank of America Corp.	145,700	2,506,040
Societe Generale Series A	7,600	468,068
UniCredit SpA	32,900	300,503
		3,274,611
Capital Markets - 2.4%
Ameriprise Financial, Inc.	4,700	517,329
Apollo Global Management LLC Class A	14,900	473,820
BlackRock, Inc. Class A	2,700	849,096
Charles Schwab Corp.	13,400	366,222
KKR & Co. LP	30,700	701,188
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	30,600	$ 953,802
The Blackstone Group LP	29,400	977,550
		4,839,007
Consumer Finance - 0.1%
Springleaf Holdings, Inc.	12,100	304,315
Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	7,800	441,480
McGraw Hill Financial, Inc.	6,300	480,690
		922,170
Real Estate Investment Trusts - 0.4%
Altisource Residential Corp. Class B	17,600	555,456
American Tower Corp.	3,600	294,732
		850,188
Real Estate Management & Development - 0.7%
Altisource Asset Management Corp. (a)	550	591,058
Altisource Portfolio Solutions SA	6,500	790,790
		1,381,848
Thrifts & Mortgage Finance - 0.6%
Ocwen Financial Corp. (a)	31,000	1,214,580
TOTAL FINANCIALS		12,786,719
HEALTH CARE - 10.8%
Biotechnology - 7.4%
Acorda Therapeutics, Inc. (a)	9,900	375,309
Actelion Ltd.	3,381	320,106
Aegerion Pharmaceuticals, Inc. (a)	12,400	571,888
Alexion Pharmaceuticals, Inc. (a)	7,400	1,125,762
Alnylam Pharmaceuticals, Inc. (a)	100	6,714
Amgen, Inc.	10,700	1,319,738
ARIAD Pharmaceuticals, Inc. (a)	40,700	328,042
BioCryst Pharmaceuticals, Inc. (a)	23,000	243,340
Biogen Idec, Inc. (a)	5,400	1,651,698
BioMarin Pharmaceutical, Inc. (a)	6,800	463,828
Celldex Therapeutics, Inc. (a)	7,000	123,690
Clovis Oncology, Inc. (a)	3,500	242,445
Genmab A/S (a)	7,100	288,619
Gilead Sciences, Inc. (a)	33,300	2,359,638
Intercept Pharmaceuticals, Inc. (a)	3,730	1,230,117
InterMune, Inc. (a)	20,900	699,523
KYTHERA Biopharmaceuticals, Inc. (a)	5,600	222,656
Medivation, Inc. (a)	20,200	1,300,274
Pharmacyclics, Inc. (a)	3,800	380,836
Regeneron Pharmaceuticals, Inc. (a)	1,300	390,364
Synageva BioPharma Corp. (a)	10,000	829,700
uniQure B.V.	1,500	23,325
United Therapeutics Corp. (a)	5,200	488,956
		14,986,568

	Shares	Value
Health Care Technology - 0.2%
athenahealth, Inc. (a)	1,200	$ 192,288
Medidata Solutions, Inc. (a)	2,200	119,548
		311,836
Life Sciences Tools & Services - 0.9%
Illumina, Inc. (a)	7,000	1,040,620
Thermo Fisher Scientific, Inc.	6,000	721,440
		1,762,060
Pharmaceuticals - 2.3%
Achaogen, Inc. (a)	4,100	63,386
Actavis PLC (a)	3,400	699,890
Auxilium Pharmaceuticals, Inc. (a)	10,000	271,800
Jazz Pharmaceuticals PLC (a)	5,300	735,004
Ocera Therapeutics, Inc. (a)	1,300	13,715
Pacira Pharmaceuticals, Inc. (a)	9,400	657,906
Salix Pharmaceuticals Ltd. (a)	8,500	880,685
Shire PLC sponsored ADR	3,800	564,414
Valeant Pharmaceuticals International (Canada) (a)	5,606	737,527
		4,624,327
TOTAL HEALTH CARE		21,684,791
INDUSTRIALS - 4.1%
Aerospace & Defense - 1.1%
Airbus Group NV	6,600	472,719
Alliant Techsystems, Inc.	1,100	156,365
General Dynamics Corp.	1,400	152,488
Huntington Ingalls Industries, Inc.	1,000	102,260
The Boeing Co.	10,300	1,292,547
		2,176,379
Airlines - 2.5%
American Airlines Group, Inc. (a)	50,700	1,855,620
Copa Holdings SA Class A	3,100	450,089
Delta Air Lines, Inc.	29,500	1,022,175
International Consolidated Airlines Group SA CDI (a)	28,000	194,750
Southwest Airlines Co.	41,700	984,537
United Continental Holdings, Inc. (a)	13,285	592,910
		5,100,081
Electrical Equipment - 0.4%
Eaton Corp. PLC	9,100	683,592
Professional Services - 0.1%
Bureau Veritas SA	7,300	223,815
TOTAL INDUSTRIALS		8,183,867
INFORMATION TECHNOLOGY - 8.2%
Internet Software & Services - 3.4%
58.com, Inc. ADR	5,500	228,965
Bankrate, Inc. (a)	29,500	499,730
Cornerstone OnDemand, Inc. (a)	11,600	555,292
Facebook, Inc. Class A (a)	32,180	1,938,523
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	2,300	$ 2,563,373
Kakaku.com, Inc.	6,000	97,602
Naver Corp.	795	577,829
Tencent Holdings Ltd.	4,800	333,862
Twitter, Inc. (d)	1,400	65,338
		6,860,514
IT Services - 1.2%
Cognizant Technology Solutions Corp. Class A (a)	13,000	657,930
FleetCor Technologies, Inc. (a)	6,400	736,640
QIWI PLC Class B sponsored ADR	1,800	62,370
Visa, Inc. Class A	4,900	1,057,714
		2,514,654
Semiconductors & Semiconductor Equipment - 0.9%
Freescale Semiconductor, Inc. (a)	40,100	978,841
NXP Semiconductors NV (a)	12,800	752,768
		1,731,609
Software - 0.2%
CommVault Systems, Inc. (a)	3,500	227,325
King Digital Entertainment PLC (a)	10,400	189,176
		416,501
Technology Hardware, Storage & Peripherals - 2.5%
3D Systems Corp. (a)(d)	2,150	127,173
Apple, Inc.	7,700	4,132,896
Nimble Storage, Inc. (d)	4,700	178,083
SanDisk Corp.	6,100	495,259
		4,933,411
TOTAL INFORMATION TECHNOLOGY		16,456,689
MATERIALS - 1.7%
Chemicals - 1.7%
CF Industries Holdings, Inc.	600	156,384
Eastman Chemical Co.	7,500	646,575
Huntsman Corp.	13,900	339,438
LyondellBasell Industries NV Class A	12,800	1,138,432
Potash Corp. of Saskatchewan, Inc.	9,500	343,650
The Dow Chemical Co.	8,700	422,733
The Mosaic Co.	8,600	430,000
		3,477,212

	Shares	Value
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. Class A (a)	3,400	$ 309,264
SoftBank Corp.	3,200	241,825
		551,089
TOTAL COMMON STOCKS (Cost $65,532,851)		99,912,874
Fixed-Income Funds - 24.0%

Fidelity Floating Rate Central Fund (f)	16,288	1,767,205
Fidelity High Income Central Fund 1 (f)	35,447	3,709,840
Fidelity Inflation-Protected Bond Index Central Fund (f)	17,828	1,751,245
Fidelity VIP Investment Grade Central Fund (f)	392,426	41,098,791
TOTAL FIXED-INCOME FUNDS (Cost $46,839,484)		48,327,081
Equity Funds - 22.8%

International Equity Funds - 22.8%
Fidelity Emerging Markets Equity Central Fund (f)	18,452	3,798,004
Fidelity International Equity Central Fund (f)	509,378	42,044,070
TOTAL EQUITY FUNDS (Cost $46,820,381)		45,842,074
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 4/17/14 to 5/29/14 (e) (Cost $249,992)	$ 250,000	249,996
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	6,858,908	$ 6,858,908
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	995,425	995,425
TOTAL MONEY MARKET FUNDS (Cost $7,854,333)		7,854,333
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $167,297,041)		202,186,358
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(875,770)
NET ASSETS - 100%		$ 201,310,588
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 1,305,220	$ 2,715
35 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	3,316,250	53,056
TOTAL EQUITY INDEX CONTRACTS		$ 4,621,470	$ 55,771
The face value of futures purchased as a percentage of net assets is 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,996.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity CentralFund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,545
Fidelity Emerging Markets Equity Central Fund	1,660
Fidelity Floating Rate Central Fund	21,102
Fidelity High Income Central Fund 1	54,290
Fidelity International Equity Central Fund	541,510
Fidelity Securities Lending Cash Central Fund	3,453
Fidelity VIP Investment Grade Central Fund	291,142
Total	$ 914,702
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Equity Central Fund	$ 3,876,174	$ 1,660	$ -	$ 3,798,004	1.7%
Fidelity Floating Rate Central Fund	1,729,435	21,102	-	1,767,205	0.1%
Fidelity High Income Central Fund 1	3,610,651	54,291	-	3,709,840	0.8%
Fidelity Inflation-Protected Bond Index Central Fund	1,732,704	-	-	1,751,245	0.9%
Fidelity International Equity Central Fund	39,332,329	2,740,086	-	42,044,070	1.4%
Fidelity VIP Investment Grade Central Fund	38,764,800	1,791,898	-	41,098,791	1.0%
Total	$ 89,046,093	$ 4,609,037	$ -	$ 94,169,155
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 22,367,752	$ 22,367,752	$ -	$ -
Consumer Staples	2,491,882	2,491,882	-	-
Energy	11,912,873	11,912,873	-	-
Financials	12,786,719	12,786,719	-	-
Health Care	21,684,791	21,684,791	-	-
Industrials	8,183,867	8,183,867	-	-
Information Technology	16,456,689	16,456,689	-	-
Materials	3,477,212	3,477,212	-	-
Telecommunication Services	551,089	551,089	-	-
U.S. Government and Government Agency Obligations	249,996	-	249,996	-
Fixed-Income Funds	48,327,081	48,327,081	-	-
Money Market Funds	7,854,333	7,854,333	-	-
Equity Funds	45,842,074	45,842,074	-	-
Total Investments in Securities:	$ 202,186,358	$ 201,936,362	$ 249,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 55,771	$ 55,771	$ -	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $166,933,949. Net unrealized appreciation aggregated $35,252,409, of which $40,770,127 related to appreciated investment securities and $5,517,718 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

March 31, 2014

1.830285.108

VIPF2005-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	10,704	$ 374,741
VIP Equity-Income Portfolio Initial Class (b)	16,811	399,105
VIP Growth & Income Portfolio Initial Class (b)	23,562	456,403
VIP Growth Portfolio Initial Class (b)	6,609	393,101
VIP Mid Cap Portfolio Initial Class (b)	3,093	112,356
VIP Value Portfolio Initial Class (b)	18,822	289,665
VIP Value Strategies Portfolio Initial Class (b)	9,579	139,091
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,769,157)		2,164,462
International Equity Funds - 11.6%

VIP Emerging Markets Portfolio Initial Class (b)	19,827	178,639
VIP Overseas Portfolio Initial Class (b)	35,080	701,942
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $857,061)		880,581
Bond Funds - 40.1%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	79,296	$ 472,604
VIP Investment Grade Bond Portfolio Initial Class (b)	204,292	2,574,083
TOTAL BOND FUNDS (Cost $3,075,939)		3,046,687
Short-Term Funds - 19.8%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $1,506,157)	1,506,157	$ 1,506,157
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,208,314)		7,597,887
NET OTHER ASSETS (LIABILITIES) - 0.0%		(56)
NET ASSETS - 100%		$ 7,597,831
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 355,021	$ 30,884	$ 18,784	$ -	$ 374,741
VIP Emerging Markets Portfolio Initial Class	175,304	12,237	9,314	-	178,639
VIP Equity-Income Portfolio Initial Class	357,123	53,225	19,738	-	399,105
VIP Growth & Income Portfolio Initial Class	416,920	55,239	22,525	-	456,403
VIP Growth Portfolio Initial Class	373,359	24,925	20,967	-	393,101
VIP High Income Portfolio Initial Class	454,241	29,058	23,489	-	472,604
VIP Investment Grade Bond Portfolio Initial Class	2,517,174	166,274	158,716	-	2,574,083
VIP Mid Cap Portfolio Initial Class	109,010	8,832	5,470	-	112,356
VIP Money Market Portfolio Initial Class	1,515,699	101,566	111,108	38	1,506,157
VIP Overseas Portfolio Initial Class	693,747	65,411	36,336	-	701,942
VIP Value Portfolio Initial Class	269,695	29,888	14,484	-	289,665
VIP Value Strategies Portfolio Initial Class	135,381	9,211	7,096	-	139,091
Total	$ 7,372,674	$ 586,750	$ 448,027	$ 38	$ 7,597,887
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $7,289,296. Net unrealized appreciation aggregated $308,591, of which $458,949 related to appreciated investment securities and $150,358 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

March 31, 2014

1.830288.108

VIPF2010-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	497,017	$ 17,400,579
VIP Equity-Income Portfolio Initial Class (b)	780,327	18,524,969
VIP Growth & Income Portfolio Initial Class (b)	1,092,645	21,164,532
VIP Growth Portfolio Initial Class (b)	302,159	17,972,396
VIP Mid Cap Portfolio Initial Class (b)	141,834	5,152,825
VIP Value Portfolio Initial Class (b)	875,912	13,480,282
VIP Value Strategies Portfolio Initial Class (b)	442,890	6,430,758
TOTAL DOMESTIC EQUITY FUNDS (Cost $75,292,664)		100,126,341
International Equity Funds - 13.9%

VIP Emerging Markets Portfolio Initial Class (b)	917,493	8,266,612
VIP Overseas Portfolio Initial Class (b)	1,589,044	31,796,771
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $35,905,382)		40,063,383
Bond Funds - 36.6%

VIP High Income Portfolio Initial Class (b)	3,063,561	18,258,821
VIP Investment Grade Bond Portfolio Initial Class (b)	6,885,446	86,756,625
TOTAL BOND FUNDS (Cost $106,042,402)		105,015,446
Short-Term Funds - 14.6%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $41,847,899)	41,847,899	$ 41,847,899
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $259,088,347)	287,053,069
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46,883)
NET ASSETS - 100%	$ 287,006,186
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 16,647,567	$ 804,391	$ 388,654	$ -	$ 17,400,579
VIP Emerging Markets Portfolio Initial Class	8,186,669	268,924	193,631	-	8,266,612
VIP Equity-Income Portfolio Initial Class	16,747,109	1,807,073	408,719	-	18,524,969
VIP Growth & Income Portfolio Initial Class	19,583,629	1,753,745	466,378	-	21,164,532
VIP Growth Portfolio Initial Class	17,455,242	541,281	728,636	-	17,972,396
VIP High Income Portfolio Initial Class	17,612,716	555,886	397,854	-	18,258,821
VIP Investment Grade Bond Portfolio Initial Class	85,504,368	2,821,133	3,225,904	-	86,756,625
VIP Mid Cap Portfolio Initial Class	5,069,177	232,392	144,752	-	5,152,825
VIP Money Market Portfolio Initial Class	42,788,632	1,331,088	2,271,821	1,034	41,847,899
VIP Overseas Portfolio Initial Class	32,483,675	1,032,554	733,123	-	31,796,771
VIP Value Portfolio Initial Class	12,610,351	965,300	299,972	-	13,480,282
VIP Value Strategies Portfolio Initial Class	6,305,361	203,729	146,425	-	6,430,758
Total	$ 280,994,496	$ 12,317,496	$ 9,405,869	$ 1,034	$ 287,053,069
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $260,067,587. Net unrealized appreciation aggregated $26,985,482, of which $31,336,293 related to appreciated investment securities and $4,350,811 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

March 31, 2014

1.830292.108

VIPF2015-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	229,487	$ 8,034,327
VIP Equity-Income Portfolio Initial Class (b)	342,518	8,131,385
VIP Growth & Income Portfolio Initial Class (b)	484,946	9,393,403
VIP Growth Portfolio Initial Class (b)	144,448	8,591,781
VIP Mid Cap Portfolio Initial Class (b)	66,619	2,420,276
VIP Value Portfolio Initial Class (b)	398,501	6,132,932
VIP Value Strategies Portfolio Initial Class (b)	206,889	3,004,024
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,831,355)		45,708,128
International Equity Funds - 16.5%

VIP Emerging Markets Portfolio Initial Class (b)	433,045	3,901,733
VIP Overseas Portfolio Initial Class (b)	744,068	14,888,810
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,766,509)		18,790,543
Bond Funds - 33.4%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	1,244,148	$ 7,415,122
VIP Investment Grade Bond Portfolio Initial Class (b)	2,440,390	30,748,916
TOTAL BOND FUNDS (Cost $38,151,449)		38,164,038
Short-Term Funds - 10.0%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $11,433,798)	11,433,798	11,433,798
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $98,183,111)		114,096,507
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,966)
NET ASSETS - 100%		$ 114,082,541
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 8,001,284	$ 292,443	$ 412,022	$ -	$ 8,034,327
VIP Emerging Markets Portfolio Initial Class	3,963,850	146,036	205,687	-	3,901,733
VIP Equity-Income Portfolio Initial Class	8,075,257	336,452	433,514	-	8,131,385
VIP Growth & Income Portfolio Initial Class	9,425,320	353,366	494,372	-	9,393,403
VIP Growth Portfolio Initial Class	8,368,225	298,966	421,266	-	8,591,781
VIP High Income Portfolio Initial Class	7,323,728	263,768	373,306	-	7,415,122
VIP Investment Grade Bond Portfolio Initial Class	30,639,904	1,254,737	1,740,303	-	30,748,916
VIP Mid Cap Portfolio Initial Class	2,420,315	122,710	120,267	-	2,420,276
VIP Money Market Portfolio Initial Class	11,611,098	441,895	619,196	285	11,433,798
VIP Overseas Portfolio Initial Class	15,584,370	558,402	780,908	-	14,888,810
VIP Value Portfolio Initial Class	6,066,706	299,054	318,491	-	6,132,932
VIP Value Strategies Portfolio Initial Class	3,018,527	110,325	155,448	-	3,004,024
Total	$ 114,498,584	$ 4,478,154	$ 6,074,780	$ 285	$ 114,096,507
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $98,603,843. Net unrealized appreciation aggregated $15,492,664, of which $17,333,857 related to appreciated investment securities and $1,841,193 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

March 31, 2014

1.830298.108

VIPF2020-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	1,662,336	$ 58,198,386
VIP Equity-Income Portfolio Initial Class (b)	2,485,156	58,997,608
VIP Growth & Income Portfolio Initial Class (b)	3,516,554	68,115,660
VIP Growth Portfolio Initial Class (b)	1,044,746	62,141,483
VIP Mid Cap Portfolio Initial Class (b)	482,168	17,517,175
VIP Value Portfolio Initial Class (b)	2,887,295	44,435,474
VIP Value Strategies Portfolio Initial Class (b)	1,499,724	21,775,986
TOTAL DOMESTIC EQUITY FUNDS (Cost $232,306,955)		331,181,772
International Equity Funds - 18.3%

VIP Emerging Markets Portfolio Initial Class (b)	3,128,564	28,188,363
VIP Overseas Portfolio Initial Class (b)	5,395,396	107,961,874
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $118,855,676)		136,150,237
Bond Funds - 30.8%

VIP High Income Portfolio Initial Class (b)	8,272,767	49,305,690
VIP Investment Grade Bond Portfolio Initial Class (b)	14,274,311	179,856,319
TOTAL BOND FUNDS (Cost $233,084,794)		229,162,009
Short-Term Funds - 6.4%
	Shares	Value
VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $47,233,525)	47,233,525	$ 47,233,525
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $631,480,950)		743,727,543
NET OTHER ASSETS (LIABILITIES) - 0.0%		(126,934)
NET ASSETS - 100%		$ 743,600,609
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 57,485,863	$ 905,828	$ 1,284,992	$ -	$ 58,198,386
VIP Emerging Markets Portfolio Initial Class	28,392,902	450,140	641,832	-	28,188,363
VIP Equity-Income Portfolio Initial Class	58,076,823	1,158,560	1,350,758	-	58,997,608
VIP Growth & Income Portfolio Initial Class	67,759,370	1,104,797	1,542,323	-	68,115,660
VIP Growth Portfolio Initial Class	60,074,001	926,208	1,314,085	-	62,141,483
VIP High Income Portfolio Initial Class	48,287,935	776,776	1,084,250	-	49,305,690
VIP Investment Grade Bond Portfolio Initial Class	177,683,069	3,220,432	4,487,059	-	179,856,319
VIP Mid Cap Portfolio Initial Class	17,379,772	532,117	374,631	-	17,517,175
VIP Money Market Portfolio Initial Class	47,569,070	786,102	1,121,647	1,154	47,233,525
VIP Overseas Portfolio Initial Class	112,048,720	1,765,711	2,435,308	-	107,961,874
VIP Value Portfolio Initial Class	43,586,683	1,223,148	991,816	-	44,435,474
VIP Value Strategies Portfolio Initial Class	21,698,160	341,801	485,104	-	21,775,986
Total	$ 740,042,368	$ 13,191,620	$ 17,113,805	$ 1,154	$ 743,727,543
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $633,297,133. Net unrealized appreciation aggregated $110,430,410, of which $122,124,610 related to appreciated investment securities and $11,694,200 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

March 31, 2014

1.830299.108

VIPF2025-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	236,874	$ 8,292,948
VIP Equity-Income Portfolio Initial Class (b)	370,423	8,793,832
VIP Growth & Income Portfolio Initial Class (b)	517,717	10,028,176
VIP Growth Portfolio Initial Class (b)	137,762	8,194,072
VIP Mid Cap Portfolio Initial Class (b)	69,152	2,512,282
VIP Value Portfolio Initial Class (b)	420,574	6,472,626
VIP Value Strategies Portfolio Initial Class (b)	217,305	3,155,264
TOTAL DOMESTIC EQUITY FUNDS (Cost $35,158,482)		47,449,200
International Equity Funds - 21.7%

VIP Emerging Markets Portfolio Initial Class (b)	457,624	4,123,195
VIP Overseas Portfolio Initial Class (b)	785,350	15,714,854
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,389,032)		19,838,049
Bond Funds - 26.3%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	1,036,115	$ 6,175,243
VIP Investment Grade Bond Portfolio Initial Class (b)	1,422,042	17,917,727
TOTAL BOND FUNDS (Cost $24,496,139)		24,092,970
Short-Term Funds - 0.2%

VIP Money Market Portfolio Initial Class (a)(b) (Cost $204,174)	204,174	204,174
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $77,247,827)		91,584,393
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,490)
NET ASSETS - 100%		$ 91,573,903
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 8,526,388	$ 656,821	$ 1,043,662	$ -	$ 8,292,948
VIP Emerging Markets Portfolio Initial Class	4,226,339	336,788	434,115	-	4,123,195
VIP Equity-Income Portfolio Initial Class	8,618,255	921,805	912,441	-	8,793,832
VIP Growth & Income Portfolio Initial Class	10,054,377	901,275	1,041,124	-	10,028,176
VIP Growth Portfolio Initial Class	8,908,461	669,207	1,740,190	-	8,194,072
VIP High Income Portfolio Initial Class	6,160,224	514,616	666,954	-	6,175,243
VIP Investment Grade Bond Portfolio Initial Class	17,405,403	2,129,994	1,952,033	-	17,917,727
VIP Mid Cap Portfolio Initial Class	2,562,544	231,041	275,611	-	2,512,282
VIP Money Market Portfolio Initial Class	-	251,697	47,524	3	204,174
VIP Overseas Portfolio Initial Class	16,594,173	1,313,632	1,698,380	-	15,714,854
VIP Value Portfolio Initial Class	6,461,681	597,187	672,353	-	6,472,626
VIP Value Strategies Portfolio Initial Class	3,201,074	253,891	328,857	-	3,155,264
Total	$ 92,718,919	$ 8,777,954	$ 10,813,244	$ 3	$ 91,584,393
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $77,545,044. Net unrealized appreciation aggregated $14,039,349, of which $15,364,673 related to appreciated investment securities and $1,325,324 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

March 31, 2014

1.830294.108

VIPF2030-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	737,799	$ 25,830,331
VIP Equity-Income Portfolio Initial Class (a)	1,145,650	27,197,738
VIP Growth & Income Portfolio Initial Class (a)	1,600,971	31,010,801
VIP Growth Portfolio Initial Class (a)	432,661	25,734,689
VIP Mid Cap Portfolio Initial Class (a)	211,997	7,701,863
VIP Value Portfolio Initial Class (a)	1,310,857	20,174,092
VIP Value Strategies Portfolio Initial Class (a)	676,333	9,820,350
TOTAL DOMESTIC EQUITY FUNDS (Cost $114,875,326)		147,469,864
International Equity Funds - 25.5%

VIP Emerging Markets Portfolio Initial Class (a)	1,423,947	12,829,764
VIP Overseas Portfolio Initial Class (a)	2,450,402	49,032,540
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $55,625,716)		61,862,304
Bond Funds - 13.6%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	2,793,344	$ 16,648,329
VIP Investment Grade Bond Portfolio Initial Class (a)	1,293,697	16,300,577
TOTAL BOND FUNDS (Cost $33,307,821)		32,948,906
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $203,808,863)		242,281,074
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31,136)
NET ASSETS - 100%		$ 242,249,938
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 26,290,743	$ 708,714	$ 1,638,976	$ -	$ 25,830,331
VIP Emerging Markets Portfolio Initial Class	12,999,146	356,695	517,716	-	12,829,764
VIP Equity-Income Portfolio Initial Class	26,631,689	1,109,998	1,065,309	-	27,197,738
VIP Growth & Income Portfolio Initial Class	31,025,447	867,494	1,238,777	-	31,010,801
VIP Growth Portfolio Initial Class	27,431,063	709,677	3,472,782	-	25,734,689
VIP High Income Portfolio Initial Class	16,416,959	481,152	698,148	-	16,648,329
VIP Investment Grade Bond Portfolio Initial Class	13,395,744	3,556,758	925,145	-	16,300,577
VIP Mid Cap Portfolio Initial Class	7,860,120	326,160	470,054	-	7,701,863
VIP Overseas Portfolio Initial Class	51,174,972	1,383,120	1,966,878	-	49,032,540
VIP Value Portfolio Initial Class	19,932,844	789,127	826,960	-	20,174,092
VIP Value Strategies Portfolio Initial Class	9,842,202	270,116	390,538	-	9,820,350
Total	$ 243,000,929	$ 10,559,011	$ 13,211,283	$ -	$ 242,281,074
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $204,958,897. Net unrealized appreciation aggregated $37,322,177, of which $40,535,995 related to appreciated investment securities and $3,213,818 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2035 Portfolio

March 31, 2014

1.903282.104

VF-2035-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.5%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	26,654	$ 933,172
VIP Equity-Income Portfolio Initial Class (a)	40,827	969,240
VIP Growth & Income Portfolio Initial Class (a)	57,170	1,107,377
VIP Growth Portfolio Initial Class (a)	16,417	976,460
VIP Mid Cap Portfolio Initial Class (a)	7,529	273,539
VIP Value Portfolio Initial Class (a)	46,722	719,054
VIP Value Strategies Portfolio Initial Class (a)	24,008	348,591
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,838,378)		5,327,433
International Equity Funds - 26.1%

VIP Emerging Markets Portfolio Initial Class (a)	51,862	467,275
VIP Overseas Portfolio Initial Class (a)	85,917	1,719,207
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,072,817)		2,186,482
Bond Funds - 10.4%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	97,527	$ 581,258
VIP Investment Grade Bond Portfolio Initial Class (a)	23,328	293,932
TOTAL BOND FUNDS (Cost $861,481)		875,190
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,772,676)		8,389,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,465)
NET ASSETS - 100%		$ 8,387,640
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 640,327	$ 332,099	$ 55,540	$ -	$ 933,172
VIP Emerging Markets Portfolio Initial Class	325,159	165,636	27,782	-	467,275
VIP Equity-Income Portfolio Initial Class	655,181	351,964	58,407	-	969,240
VIP Growth & Income Portfolio Initial Class	759,347	398,645	66,634	-	1,107,377
VIP Growth Portfolio Initial Class	665,321	339,715	56,820	-	976,460
VIP High Income Portfolio Initial Class	391,568	212,013	35,541	-	581,258
VIP Investment Grade Bond Portfolio Initial Class	174,929	141,861	27,155	-	293,932
VIP Mid Cap Portfolio Initial Class	189,279	100,213	16,182	-	273,539
VIP Overseas Portfolio Initial Class	1,238,968	630,062	104,070	-	1,719,207
VIP Value Portfolio Initial Class	487,649	263,258	42,850	-	719,054
VIP Value Strategies Portfolio Initial Class	240,059	125,306	20,959	-	348,591
Total	$ 5,767,787	$ 3,060,772	$ 511,940	$ -	$ 8,389,105
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $7,793,527. Net unrealized appreciation aggregated $595,578, of which $650,173 related to appreciated investment securities and $54,595 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2040 Portfolio

March 31, 2014

1.903284.104

VF-2040-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	83,296	$ 2,916,199
VIP Equity-Income Portfolio Initial Class (a)	125,933	2,989,649
VIP Growth & Income Portfolio Initial Class (a)	177,919	3,446,288
VIP Growth Portfolio Initial Class (a)	51,795	3,080,756
VIP Mid Cap Portfolio Initial Class (a)	23,754	862,972
VIP Value Portfolio Initial Class (a)	145,711	2,242,492
VIP Value Strategies Portfolio Initial Class (a)	74,766	1,085,601
TOTAL DOMESTIC EQUITY FUNDS (Cost $14,143,803)		16,623,957
International Equity Funds - 26.2%

VIP Emerging Markets Portfolio Initial Class (a)	160,421	1,445,392
VIP Overseas Portfolio Initial Class (a)	269,661	5,395,908
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,209,550)		6,841,300
Bond Funds - 10.1%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	302,801	$ 1,804,694
VIP Investment Grade Bond Portfolio Initial Class (a)	65,075	819,950
TOTAL BOND FUNDS (Cost $2,591,396)		2,624,644
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $22,944,749)	26,089,901
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,653)
NET ASSETS - 100%	$ 26,088,248
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 2,460,749	$ 589,182	$ 184,445	$ -	$ 2,916,199
VIP Emerging Markets Portfolio Initial Class	1,238,252	292,410	92,174	-	1,445,392
VIP Equity-Income Portfolio Initial Class	2,495,378	628,331	193,888	-	2,989,649
VIP Growth & Income Portfolio Initial Class	2,914,207	707,593	221,304	-	3,446,288
VIP Growth Portfolio Initial Class	2,568,656	602,594	188,661	-	3,080,756
VIP High Income Portfolio Initial Class	1,504,471	373,963	117,085	-	1,804,694
VIP Investment Grade Bond Portfolio Initial Class	679,618	203,112	76,093	-	819,950
VIP Mid Cap Portfolio Initial Class	733,608	183,226	53,771	-	862,972
VIP Overseas Portfolio Initial Class	4,763,663	1,130,462	346,977	-	5,395,908
VIP Value Portfolio Initial Class	1,874,418	477,704	142,309	-	2,242,492
VIP Value Strategies Portfolio Initial Class	920,617	222,193	69,552	-	1,085,601
Total	$ 22,153,637	$ 5,410,770	$ 1,686,259	$ -	$ 26,089,901
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $23,043,540. Net unrealized appreciation aggregated $3,046,361, of which $3,118,320 related to appreciated investment securities and $71,959 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2045 Portfolio

March 31, 2014

1.903286.104

VF-2045-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	12,779	$ 447,379
VIP Equity-Income Portfolio Initial Class (a)	19,505	463,053
VIP Growth & Income Portfolio Initial Class (a)	27,424	531,198
VIP Growth Portfolio Initial Class (a)	7,834	465,958
VIP Mid Cap Portfolio Initial Class (a)	3,616	131,371
VIP Value Portfolio Initial Class (a)	22,376	344,372
VIP Value Strategies Portfolio Initial Class (a)	11,514	167,188
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,206,160)		2,550,519
International Equity Funds - 26.3%

VIP Emerging Markets Portfolio Initial Class (a)	24,895	224,308
VIP Overseas Portfolio Initial Class (a)	41,353	827,481
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $963,833)		1,051,789
Bond Funds - 10.0%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	46,954	$ 279,846
VIP Investment Grade Bond Portfolio Initial Class (a)	9,659	121,699
TOTAL BOND FUNDS (Cost $388,647)		401,545
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,558,640)		4,003,853
NET OTHER ASSETS (LIABILITIES) - 0.0%		(710)
NET ASSETS - 100%		$ 4,003,143
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 326,601	$ 157,181	$ 44,554	$ -	$ 447,379
VIP Emerging Markets Portfolio Initial Class	166,319	78,111	22,239	-	224,308
VIP Equity-Income Portfolio Initial Class	333,339	166,636	46,854	-	463,053
VIP Growth & Income Portfolio Initial Class	388,011	188,733	53,475	-	531,198
VIP Growth Portfolio Initial Class	336,722	160,823	45,595	-	465,958
VIP High Income Portfolio Initial Class	199,421	104,158	30,098	-	279,846
VIP Investment Grade Bond Portfolio Initial Class	85,400	49,212	14,775	-	121,699
VIP Mid Cap Portfolio Initial Class	96,671	47,528	12,988	-	131,371
VIP Overseas Portfolio Initial Class	631,251	299,290	83,727	-	827,481
VIP Value Portfolio Initial Class	248,594	124,795	34,393	-	344,372
VIP Value Strategies Portfolio Initial Class	122,454	59,300	16,811	-	167,188
Total	$ 2,934,783	$ 1,435,767	$ 405,509	$ -	$ 4,003,853
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $3,564,586. Net unrealized appreciation aggregated $439,267, of which $452,103 related to appreciated investment securities and $12,836 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2050 Portfolio

March 31, 2014

1.903288.104

VF-2050-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.7%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	20,248	$ 708,899
VIP Equity-Income Portfolio Initial Class (a)	30,955	734,866
VIP Growth & Income Portfolio Initial Class (a)	43,468	841,976
VIP Growth Portfolio Initial Class (a)	12,456	740,879
VIP Mid Cap Portfolio Initial Class (a)	5,727	208,062
VIP Value Portfolio Initial Class (a)	35,499	546,325
VIP Value Strategies Portfolio Initial Class (a)	18,241	264,865
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,545,071)		4,045,872
International Equity Funds - 26.1%

VIP Emerging Markets Portfolio Initial Class (a)	39,314	354,218
VIP Overseas Portfolio Initial Class (a)	65,349	1,307,636
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,535,395)		1,661,854
Bond Funds - 10.2%
	Shares	Value
VIP High Income Portfolio Initial Class (a)	75,824	$ 451,910
VIP Investment Grade Bond Portfolio Initial Class (a)	15,590	196,439
TOTAL BOND FUNDS (Cost $632,035)		648,349
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,712,501)		6,356,075
NET OTHER ASSETS (LIABILITIES) - 0.0%		(781)
NET ASSETS - 100%		$ 6,355,294
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 493,030	$ 211,155	$ 8,367	$ -	$ 708,899
VIP Emerging Markets Portfolio Initial Class	249,508	104,772	4,170	-	354,218
VIP Equity-Income Portfolio Initial Class	503,165	224,061	8,798	-	734,866
VIP Growth & Income Portfolio Initial Class	585,000	253,498	10,039	-	841,976
VIP Growth Portfolio Initial Class	512,072	215,947	8,557	-	740,879
VIP High Income Portfolio Initial Class	307,724	139,813	5,673	-	451,910
VIP Investment Grade Bond Portfolio Initial Class	133,777	62,382	2,582	-	196,439
VIP Mid Cap Portfolio Initial Class	145,877	64,139	2,439	-	208,062
VIP Overseas Portfolio Initial Class	948,854	403,451	15,757	-	1,307,636
VIP Value Portfolio Initial Class	375,450	168,203	6,457	-	546,325
VIP Value Strategies Portfolio Initial Class	184,653	79,649	3,156	-	264,865
Total	$ 4,439,110	$ 1,927,070	$ 75,995	$ -	$ 6,356,075
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $5,721,517. Net unrealized appreciation aggregated $634,558, of which $654,270 related to appreciated investment securities and $19,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

March 31, 2014

1.830282.108

VIPFINC-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (b)	25,783	$ 902,671
VIP Equity-Income Portfolio Initial Class (b)	38,598	916,321
VIP Growth & Income Portfolio Initial Class (b)	54,400	1,053,726
VIP Growth Portfolio Initial Class (b)	16,167	961,620
VIP Mid Cap Portfolio Initial Class (b)	7,405	269,032
VIP Value Portfolio Initial Class (b)	45,089	693,927
VIP Value Strategies Portfolio Initial Class (b)	23,081	335,137
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,110,793)		5,132,434
International Equity Funds - 7.1%

VIP Emerging Markets Portfolio Initial Class (b)	49,331	444,476
VIP Overseas Portfolio Initial Class (b)	83,293	1,666,695
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,737,628)		2,111,171
Bond Funds - 46.1%
	Shares	Value
VIP High Income Portfolio Initial Class (b)	299,995	$ 1,787,968
VIP Investment Grade Bond Portfolio Initial Class (b)	937,716	11,815,225
TOTAL BOND FUNDS (Cost $13,629,969)		13,603,193
Short-Term Funds - 29.4%

VIP Money Market Portfolio Initial Class 0.01% (a)(b) (Cost $8,687,413)	8,687,413	8,687,413
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $28,165,803)		29,534,211
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,995)
NET ASSETS - 100%		$ 29,532,216
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Initial Class	$ 881,526	$ 70,308	$ 65,436	$ -	$ 902,671
VIP Emerging Markets Portfolio Initial Class	442,582	35,210	32,970	-	444,476
VIP Equity-Income Portfolio Initial Class	891,202	77,041	68,768	-	916,321
VIP Growth & Income Portfolio Initial Class	1,035,773	84,681	78,548	-	1,053,726
VIP Growth Portfolio Initial Class	919,975	71,923	66,920	-	961,620
VIP High Income Portfolio Initial Class	1,728,037	133,902	121,531	-	1,787,968
VIP Investment Grade Bond Portfolio Initial Class	11,508,917	913,759	831,066	-	11,815,225
VIP Mid Cap Portfolio Initial Class	264,014	24,524	19,078	-	269,032
VIP Money Market Portfolio Initial Class	8,627,262	695,919	635,768	214	8,687,413
VIP Overseas Portfolio Initial Class	1,708,577	134,693	123,994	-	1,666,695
VIP Value Portfolio Initial Class	672,840	62,279	50,480	-	693,927
VIP Value Strategies Portfolio Initial Class	330,099	26,486	24,679	-	335,137
Total	$ 29,010,804	$ 2,330,725	$ 2,119,238	$ 214	$ 29,534,211
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $28,267,387. Net unrealized appreciation aggregated $1,266,824, of which $1,557,495 related to appreciated investment securities and $290,671 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

March 31, 2014

1.830289.108

VIPFLI-I-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.0%
	Shares	Value
Domestic Equity Funds - 25.0%
VIP Contrafund Portfolio Investor Class (b)	16,454	$ 573,762
VIP Equity-Income Portfolio Investor Class (b)	26,085	617,179
VIP Growth & Income Portfolio Investor Class (b)	36,228	699,555
VIP Growth Portfolio Investor Class (b)	9,557	566,817
VIP Mid Cap Portfolio Investor Class (b)	4,878	176,486
VIP Value Portfolio Investor Class (b)	29,384	451,640
VIP Value Strategies Portfolio Investor Class (b)	15,758	227,699
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,750,401)		3,313,138
International Equity Funds - 9.0%

Developed International Equity Funds - 7.1%
VIP Overseas Portfolio Investor Class R (b)	47,542	948,461
Emerging Markets Equity Funds - 1.9%
VIP Emerging Markets Portfolio Investor Class R (b)	28,207	253,298
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,226,473)		1,201,759
Bond Funds - 51.4%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	112,572	$ 667,554
Investment Grade Bond Funds - 46.4%
VIP Investment Grade Bond Portfolio Investor Class (b)	489,420	6,147,112
TOTAL BOND FUNDS (Cost $6,922,160)		6,814,666
Short-Term Funds - 14.6%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $1,937,894)	1,937,894	1,937,894
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,836,928)		13,267,457
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 13,267,456
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 603,956	$ 24,146	$ 64,977	$ -	$ 573,762
VIP Emerging Markets Portfolio Investor Class R	251,964	10,162	8,900	-	253,298
VIP Equity-Income Portfolio Investor Class	611,387	27,515	33,481	-	617,179
VIP Growth & Income Portfolio Investor Class	710,091	29,118	47,645	-	699,555
VIP Growth Portfolio Investor Class	625,868	24,661	108,088	-	566,817
VIP High Income Portfolio Investor Class	645,915	28,594	23,452	-	667,554
VIP Investment Grade Bond Portfolio Investor Class	5,775,152	477,255	216,712	-	6,147,112
VIP Mid Cap Portfolio Investor Class	184,619	9,705	17,627	-	176,486
VIP Money Market Portfolio Investor Class	1,922,420	85,829	70,355	47	1,937,894
VIP Overseas Portfolio Investor Class R	971,422	40,305	33,417	-	948,461
VIP Value Portfolio Investor Class	458,793	23,877	37,007	-	451,640
VIP Value Strategies Portfolio Investor Class	229,838	9,084	13,363	-	227,699
Total	$ 12,991,425	$ 790,251	$ 675,024	$ 47	$ 13,267,457
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $12,883,108. Net unrealized appreciation aggregated $384,349, of which $688,475 related to appreciated investment securities and $304,126 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

March 31, 2014

1.830295.108

VIPFLI-II-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.1%
	Shares	Value
Domestic Equity Funds - 34.1%
VIP Contrafund Portfolio Investor Class (b)	42,060	$ 1,466,629
VIP Equity-Income Portfolio Investor Class (b)	63,896	1,511,787
VIP Growth & Income Portfolio Investor Class (b)	90,444	1,746,481
VIP Growth Portfolio Investor Class (b)	24,636	1,461,138
VIP Mid Cap Portfolio Investor Class (b)	12,409	448,957
VIP Value Portfolio Investor Class (b)	74,105	1,138,993
VIP Value Strategies Portfolio Investor Class (b)	38,670	558,783
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,040,187)		8,332,768
International Equity Funds - 12.0%

Developed International Equity Funds - 9.5%
VIP Overseas Portfolio Investor Class R (b)	116,226	2,318,708
Emerging Markets Equity Funds - 2.5%
VIP Emerging Markets Portfolio Investor Class R (b)	66,664	598,643
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,982,941)		2,917,351
Bond Funds - 44.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class (b)	207,278	$ 1,229,161
Investment Grade Bond Funds - 39.5%
VIP Investment Grade Bond Portfolio Investor Class (b)	766,899	9,632,257
TOTAL BOND FUNDS (Cost $11,007,618)		10,861,418
Short-Term Funds - 9.4%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,300,719)	2,300,719	2,300,719
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $23,331,465)		24,412,256
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 24,412,257
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,403,825	$ 81,431	$ 46,060	$ -	$ 1,466,629
VIP Emerging Markets Portfolio Investor Class R	572,025	35,138	9,561	-	598,643
VIP Equity-Income Portfolio Investor Class	1,414,953	90,786	23,256	-	1,511,787
VIP Growth & Income Portfolio Investor Class	1,654,034	98,138	26,536	-	1,746,481
VIP Growth Portfolio Investor Class	1,469,901	83,246	152,279	-	1,461,138
VIP High Income Portfolio Investor Class	1,147,848	70,167	19,053	-	1,229,161
VIP Investment Grade Bond Portfolio Investor Class	8,895,556	712,348	150,631	-	9,632,257
VIP Mid Cap Portfolio Investor Class	426,151	30,471	7,359	-	448,957
VIP Money Market Portfolio Investor Class	2,201,020	136,810	37,110	55	2,300,719
VIP Overseas Portfolio Investor Class R	2,290,233	134,876	36,452	-	2,318,708
VIP Value Portfolio Investor Class	1,064,594	75,869	17,044	-	1,138,993
VIP Value Strategies Portfolio Investor Class	530,701	30,722	8,342	-	558,783
Total	$ 23,070,841	$ 1,580,002	$ 533,683	$ 55	$ 24,412,256
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $23,453,557. Net unrealized appreciation aggregated $958,699, of which $1,567,694 related to appreciated investment securities and $608,995 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

March 31, 2014

1.830300.108

VIPFLI-III-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.0%
	Shares	Value
Domestic Equity Funds - 51.0%
VIP Contrafund Portfolio Investor Class (b)	33,997	$ 1,185,489
VIP Equity-Income Portfolio Investor Class (b)	51,125	1,209,612
VIP Growth & Income Portfolio Investor Class (b)	72,194	1,394,069
VIP Growth Portfolio Investor Class (b)	19,937	1,182,438
VIP Mid Cap Portfolio Investor Class (b)	9,796	354,428
VIP Value Portfolio Investor Class (b)	59,071	907,916
VIP Value Strategies Portfolio Investor Class (b)	30,586	441,969
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,647,836)		6,675,921
International Equity Funds - 17.8%

Developed International Equity Funds - 14.1%
VIP Overseas Portfolio Investor Class R (b)	92,400	1,843,386
Emerging Markets Equity Funds - 3.7%
VIP Emerging Markets Portfolio Investor Class R (b)	54,091	485,733
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,252,989)		2,329,119
Bond Funds - 30.9%
	Shares	Value
High Yield Bond Funds - 7.4%
VIP High Income Portfolio Investor Class (b)	163,270	$ 968,188
Investment Grade Bond Funds - 23.5%
VIP Investment Grade Bond Portfolio Investor Class (b)	244,864	3,075,490
TOTAL BOND FUNDS (Cost $4,092,003)		4,043,678
Short-Term Funds - 0.3%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $34,692)	34,692	34,692
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $12,027,520)		13,083,410
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 13,083,409
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,144,394	$ 96,921	$ 77,334	$ -	$ 1,185,489
VIP Emerging Markets Portfolio Investor Class R	475,711	42,270	32,117	-	485,733
VIP Equity-Income Portfolio Investor Class	1,159,079	106,228	78,368	-	1,209,612
VIP Growth & Income Portfolio Investor Class	1,351,539	116,684	89,413	-	1,394,069
VIP Growth Portfolio Investor Class	1,195,187	99,130	160,972	-	1,182,438
VIP High Income Portfolio Investor Class	924,700	82,452	63,426	-	968,188
VIP Investment Grade Bond Portfolio Investor Class	2,869,576	351,070	202,441	-	3,075,490
VIP Mid Cap Portfolio Investor Class	343,155	33,704	21,706	-	354,428
VIP Money Market Portfolio Investor Class	34,017	3,637	2,962	1	34,692
VIP Overseas Portfolio Investor Class R	1,866,281	159,952	122,965	-	1,843,386
VIP Value Portfolio Investor Class	868,158	85,527	57,473	-	907,916
VIP Value Strategies Portfolio Investor Class	429,477	36,589	28,117	-	441,969
Total	$ 12,661,274	$ 1,214,164	$ 937,294	$ 1	$ 13,083,410
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $12,082,072. Net unrealized appreciation aggregated $1,001,338, of which $1,249,176 related to appreciated investment securities and $247,838 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

March 31, 2014

1.847118.107

VF20-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 25.7%
	Shares	Value
Domestic Equity Funds - 18.0%
Fidelity Air Transportation Portfolio (c)	9,509	$ 583,469
Fidelity Automotive Portfolio (c)	24,104	1,359,448
Fidelity Banking Portfolio (c)	155,991	4,246,077
Fidelity Biotechnology Portfolio (c)	123	24,039
Fidelity Blue Chip Growth Fund (c)	12,798	826,089
Fidelity Blue Chip Value Fund (c)	45,413	673,932
Fidelity Brokerage & Investment Management Portfolio (c)	80,504	5,838,164
Fidelity Capital Appreciation Fund (c)	58,032	2,115,831
Fidelity Chemicals Portfolio (c)	31,535	4,720,185
Fidelity Communications Equipment Portfolio (c)	77,607	2,415,918
Fidelity Computers Portfolio (c)	20,832	1,604,695
Fidelity Construction & Housing Portfolio (c)	1,002	56,369
Fidelity Consumer Discretionary Portfolio (c)	155,111	5,124,856
Fidelity Consumer Finance Portfolio (c)	77,509	1,267,264
Fidelity Consumer Staples Portfolio (c)	65,793	5,981,898
Fidelity Contrafund (c)	5,349	511,442
Fidelity Defense & Aerospace Portfolio (c)	1,975	240,542
Fidelity Disciplined Equity Fund (c)	12,773	421,757
Fidelity Dividend Growth Fund (c)	544	19,544
Fidelity Electronics Portfolio (c)	18,577	1,312,850
Fidelity Energy Portfolio (c)	168,298	9,680,501
Fidelity Energy Service Portfolio (c)	24,591	2,175,279
Fidelity Environmental & Alternative Energy Portfolio (c)	11,086	260,187
Fidelity Equity Dividend Income Fund (c)	725	18,093
Fidelity Equity-Income Fund (c)	4,317	259,115
Fidelity Financial Services Portfolio (c)	84,245	6,961,987
Fidelity Fund (c)	709	30,853
Fidelity Global Commodity Stock Fund (c)	3,802	54,174
Fidelity Gold Portfolio (a)(c)	6,965	143,210
Fidelity Growth & Income Portfolio (c)	112	3,149
Fidelity Growth Company Fund (c)	1,260	154,080
Fidelity Growth Discovery Fund (c)	6,365	140,532
Fidelity Health Care Portfolio (c)	65,414	13,554,449
Fidelity Independence Fund (c)	58,953	2,243,764
Fidelity Industrial Equipment Portfolio (c)	47,194	2,168,561
Fidelity Industrials Portfolio (c)	316,102	10,649,476
Fidelity Insurance Portfolio (c)	67,049	4,512,372
Fidelity IT Services Portfolio (c)	67,918	2,470,188
Fidelity Large Cap Stock Fund (c)	86,942	2,430,036
Fidelity Leisure Portfolio (c)	4,529	609,638
Fidelity Leveraged Company Stock Fund (c)	197	8,651
Fidelity Low-Priced Stock Fund (c)	1,417	71,526
Fidelity Magellan Fund (c)	411	38,690

	Shares	Value
Fidelity Materials Portfolio (c)	6,699	$ 585,362
Fidelity Medical Delivery Portfolio (c)	171	13,158
Fidelity Medical Equipment & Systems Portfolio (c)	445	17,074
Fidelity Mega Cap Stock Fund (c)	40,451	633,860
Fidelity Mid-Cap Stock Fund (c)	2,206	90,659
Fidelity Multimedia Portfolio (c)	34,917	2,758,113
Fidelity Natural Gas Portfolio (c)	150	6,039
Fidelity Natural Resources Portfolio (c)	896	34,439
Fidelity New Millennium Fund (c)	54,319	2,219,473
Fidelity OTC Portfolio (c)	65,930	5,261,190
Fidelity Pharmaceuticals Portfolio (c)	6,937	144,434
Fidelity Real Estate Investment Portfolio (c)	14,155	494,718
Fidelity Retailing Portfolio (c)	8,725	741,501
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	9,206
Fidelity Small Cap Discovery Fund (c)	15,379	483,350
Fidelity Small Cap Growth Fund (c)	10,287	199,575
Fidelity Small Cap Stock Fund (c)	571	12,018
Fidelity Small Cap Value Fund (c)	8,426	169,283
Fidelity Software & Computer Services Portfolio (c)	92,250	11,063,544
Fidelity Stock Selector Large Cap Value Fund (c)	10,350	163,223
Fidelity Technology Portfolio (c)	656	82,346
Fidelity Telecom and Utilities Fund (c)	5,562	129,821
Fidelity Telecommunications Portfolio (c)	19,522	1,183,251
Fidelity Transportation Portfolio (c)	15,658	1,226,682
Fidelity Utilities Portfolio (c)	3,442	252,783
Fidelity Value Fund (c)	2,833	304,667
Spartan Extended Market Index Fund Investor Class (c)	293	16,099
Spartan Total Market Index Fund Investor Class (c)	3,504	193,361
VIP Energy Portfolio Investor Class (c)	108,256	2,638,193
VIP Mid Cap Portfolio Investor Class (c)	101	3,647
TOTAL DOMESTIC EQUITY FUNDS		129,113,949
International Equity Funds - 7.7%
Fidelity Canada Fund (c)	436	25,707
Fidelity China Region Fund (c)	15,197	495,720
Fidelity Diversified International Fund (c)	236,789	8,668,851
Fidelity Emerging Asia Fund (c)	68,909	2,099,664
Fidelity Emerging Markets Fund (c)	156,806	3,783,739
Fidelity Europe Fund (c)	120,561	4,780,225
Fidelity International Capital Appreciation Fund (c)	81,851	1,375,104
Fidelity International Discovery Fund (c)	429,371	17,153,382
Fidelity International Real Estate Fund (c)	1,097	11,336
Fidelity International Small Cap Fund (c)	20,756	556,055
Fidelity International Small Cap Opportunities Fund (c)	178,243	2,605,912
Fidelity International Value Fund (c)	130,552	1,171,053
Fidelity Japan Fund (c)	3,353	38,022
Fidelity Japan Smaller Companies Fund (c)	56,014	701,289
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Nordic Fund (c)	38,699	$ 1,784,016
Fidelity Overseas Fund (c)	3,408	138,203
Fidelity Pacific Basin Fund (c)	47,541	1,304,522
Spartan International Index Fund Investor Class (c)	208,569	8,540,905
TOTAL INTERNATIONAL EQUITY FUNDS		55,233,705
TOTAL EQUITY FUNDS (Cost $142,588,492)		184,347,654
Fixed-Income Funds - 50.1%

Fixed-Income Funds - 50.1%
Fidelity Floating Rate High Income Fund (c)	1,091,107	10,878,339
Fidelity Focused High Income Fund (c)	62,207	566,710
Fidelity High Income Fund (c)	1,240,137	11,744,100
Fidelity New Markets Income Fund (c)	72,194	1,152,223
Fidelity Real Estate Income Fund (c)	51,179	595,208
Spartan U.S. Bond Index Fund Investor Class (c)	29,060,233	334,192,678
TOTAL FIXED-INCOME FUNDS (Cost $352,026,531)		359,129,258
Money Market Funds - 24.2%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I 0.05% (b)(c)	13,204,455	$ 13,204,455
Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c)	126,841,817	126,841,817
Fidelity Select Money Market Portfolio 0.01% (b)(c)	32,971,638	32,971,638
TOTAL MONEY MARKET FUNDS (Cost $173,017,910)		173,017,910
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $667,632,933)		716,494,822
NET OTHER ASSETS (LIABILITIES) - 0.0%		(118,992)
NET ASSETS - 100%		$ 716,375,830
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 563,881	$ -	$ -	$ -	$ 583,469
Fidelity Automotive Portfolio	1,357,761	-	-	-	1,359,448
Fidelity Banking Portfolio	2,565,839	1,579,208	-	-	4,246,077
Fidelity Biotechnology Portfolio	188,247	-	200,000	-	24,039
Fidelity Blue Chip Growth Fund	771,438	39,604	-	-	826,089
Fidelity Blue Chip Value Fund	-	668,308	-	-	673,932
Fidelity Brokerage & Investment Management Portfolio	7,463,745	68,929	1,500,000	-	5,838,164
Fidelity Canada Fund	146,592	-	120,000	-	25,707
Fidelity Capital Appreciation Fund	2,099,582	-	-	-	2,115,831
Fidelity Chemicals Portfolio	1,045,303	3,656,814	-	-	4,720,185
Fidelity China Region Fund	513,044	-	-	-	495,720
Fidelity Communications Equipment Portfolio	2,289,418	-	-	-	2,415,918
Fidelity Computers Portfolio	1,544,074	-	-	-	1,604,695
Fidelity Construction & Housing Portfolio	54,655	-	-	-	56,369
Fidelity Consumer Discretionary Portfolio	6,455,657	146,622	1,424,333	-	5,124,856
Fidelity Consumer Finance Portfolio	2,280,416	-	1,000,000	-	1,267,264
Fidelity Consumer Staples Portfolio	6,212,247	-	266,012	-	5,981,898
Fidelity Contrafund	479,558	34,460	-	-	511,442
Fidelity Defense & Aerospace Portfolio	212,338	29,325	-	-	240,542
Fidelity Disciplined Equity Fund	383,340	29,324	-	-	421,757
Fidelity Diversified International Fund	9,595,158	151,619	1,000,000	-	8,668,851
Fidelity Dividend Growth Fund	19,256	-	-	-	19,544
Fidelity Electronics Portfolio	350,161	922,309	-	-	1,312,850
Fidelity Emerging Asia Fund	2,320,860	9,046	211,160	-	2,099,664
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 2,270,820	$ 1,753,751	$ 259,646	$ -	$ 3,783,739
Fidelity Energy Portfolio	5,796,947	3,805,147	179,785	-	9,680,501
Fidelity Energy Service Portfolio	1,839,664	436,439	171,062	-	2,175,279
Fidelity Environmental & Alternative Energy Portfolio	253,092	-	-	-	260,187
Fidelity Equity Dividend Income Fund	17,854	-	-	-	18,093
Fidelity Equity-Income Fund	1,298,201	177,274	1,200,000	-	259,115
Fidelity Europe Capital Appreciation Fund	914,247	8,347	-	8,347	-
Fidelity Europe Fund	3,026,041	752,535	-	-	4,780,225
Fidelity Financial Services Portfolio	5,654,338	1,235,785	-	-	6,961,987
Fidelity Floating Rate High Income Fund	11,044,861	88,990	266,898	88,990	10,878,339
Fidelity Focused High Income Fund	553,576	6,345	-	6,345	566,710
Fidelity Fund	30,236	-	-	-	30,853
Fidelity Global Commodity Stock Fund	53,718	-	-	-	54,174
Fidelity Gold Portfolio	125,169	-	-	-	143,210
Fidelity Growth & Income Portfolio	3,113	-	-	-	3,149
Fidelity Growth Company Fund	150,203	881	-	-	154,080
Fidelity Growth Discovery Fund	118,269	18,109	-	-	140,532
Fidelity Health Care Portfolio	16,170,782	24,748	4,221,929	-	13,554,449
Fidelity High Income Fund	11,137,255	485,701	-	151,865	11,744,100
Fidelity Independence Fund	860,940	1,400,000	-	-	2,243,764
Fidelity Industrial Equipment Portfolio	3,174,351	-	1,000,000	-	2,168,561
Fidelity Industrials Portfolio	10,676,857	45,967	75,594	-	10,649,476
Fidelity Institutional Money Market Portfolio Class I	13,203,190	1,265	-	1,265	13,204,455
Fidelity Institutional Prime Money Market Portfolio Class I	124,480,048	7,652,845	5,291,077	3,098	126,841,817
Fidelity Insurance Portfolio	5,016,864	-	396,574	-	4,512,372
Fidelity International Capital Appreciation Fund	1,330,972	39,697	-	-	1,375,104
Fidelity International Discovery Fund	17,361,242	32,058	4,054	-	17,153,382
Fidelity International Real Estate Fund	11,160	-	-	-	11,336
Fidelity International Small Cap Fund	556,055	-	-	-	556,055
Fidelity International Small Cap Opportunities Fund	2,355,520	135,345	-	-	2,605,912
Fidelity International Value Fund	1,181,497	-	-	-	1,171,053
Fidelity IT Services Portfolio	3,042,691	-	498,485	-	2,470,188
Fidelity Japan Fund	40,369	-	-	-	38,022
Fidelity Japan Smaller Companies Fund	1,051,705	-	285,618	-	701,289
Fidelity Large Cap Stock Fund	1,944,931	469,940	41,971	-	2,430,036
Fidelity Leisure Portfolio	603,162	-	-	-	609,638
Fidelity Leveraged Company Stock Fund	8,519	-	-	-	8,651
Fidelity Low-Priced Stock Fund	70,108	-	-	-	71,526
Fidelity Magellan Fund	37,919	-	-	-	38,690
Fidelity Materials Portfolio	281,082	300,000	-	-	585,362
Fidelity Medical Delivery Portfolio	12,500	-	-	-	13,158
Fidelity Medical Equipment & Systems Portfolio	15,916	-	-	-	17,074
Fidelity Mega Cap Stock Fund	1,309,441	301,264	1,000,000	-	633,860
Fidelity Mid-Cap Stock Fund	87,173	-	-	-	90,659
Fidelity Multimedia Portfolio	2,827,249	-	-	-	2,758,113
Fidelity Natural Gas Portfolio	5,666	-	-	-	6,039
Fidelity Natural Resources Portfolio	33,076	-	-	-	34,439
Fidelity New Markets Income Fund	1,130,813	13,816	19,041	13,816	1,152,223
Fidelity New Millennium Fund	1,678,855	479,515	4,054	-	2,219,473
Fidelity Nordic Fund	1,657,534	75,440	-	-	1,784,016
Fidelity OTC Portfolio	3,598,123	2,683,185	1,076,166	-	5,261,190
Fidelity Overseas Fund	18,319	118,553	-	-	138,203
Fidelity Pacific Basin Fund	1,314,981	-	-	-	1,304,522
Fidelity Pharmaceuticals Portfolio	133,265	-	-	-	144,434
Fidelity Real Estate Income Fund	565,052	2,091	-	2,091	595,208
Fidelity Real Estate Investment Portfolio	451,969	-	-	-	494,718
Fidelity Retailing Portfolio	763,312	-	-	-	741,501
Fidelity Select Money Market Portfolio	32,970,809	829	-	828	32,971,638
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Strategy Fund	$ 8,628	$ -	$ -	$ -	$ 9,206
Fidelity Small Cap Discovery Fund	1,745,982	-	1,243,134	-	483,350
Fidelity Small Cap Growth Fund	198,238	-	-	-	199,575
Fidelity Small Cap Stock Fund	11,961	-	-	-	12,018
Fidelity Small Cap Value Fund	1,844,650	-	1,600,000	-	169,283
Fidelity Software & Computer Services Portfolio	12,089,760	63,064	1,200,000	-	11,063,544
Fidelity Stock Selector Large Cap Value Fund	157,841	-	-	-	163,223
Fidelity Technology Portfolio	-	85,627	-	-	82,346
Fidelity Telecom and Utilities Fund	122,424	-	-	-	129,821
Fidelity Telecommunications Portfolio	1,251,781	-	69,055	-	1,183,251
Fidelity Transportation Portfolio	1,127,230	29,325	-	-	1,226,682
Fidelity Utilities Portfolio	229,274	-	-	-	252,783
Fidelity Value Fund	158,870	134,940	-	-	304,667
Spartan Extended Market Index Fund Investor Class	15,662	-	-	-	16,099
Spartan International Index Fund Investor Class	8,726,882	-	241,702	-	8,540,905
Spartan Total Market Index Fund Investor Class	189,613	-	-	-	193,361
Spartan U.S. Bond Index Fund Investor Class	320,240,419	13,006,211	2,999,642	1,957,419	334,192,678
VIP Energy Portfolio Investor Class	2,572,440	14,531	-	-	2,638,193
VIP Mid Cap Portfolio Investor Class	3,595	56	-	-	3,647
Total	$ 695,929,441	$ 43,215,184	$ 29,066,992	$ 2,234,064	$ 716,494,822
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $668,115,132. Net unrealized appreciation aggregated $48,379,690, of which $52,261,034 related to appreciated investment securities and $3,881,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

March 31, 2014

1.847119.107

VF50-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.3%
	Shares	Value
Domestic Equity Funds - 39.2%
Fidelity Air Transportation Portfolio (c)	183,314	$ 11,248,131
Fidelity Automotive Portfolio (c)	207,750	11,717,106
Fidelity Banking Portfolio (c)	1,965,531	53,501,754
Fidelity Biotechnology Portfolio (c)	7,092	1,381,932
Fidelity Blue Chip Growth Fund (c)	545,600	35,218,452
Fidelity Blue Chip Value Fund (c)	446,351	6,623,847
Fidelity Brokerage & Investment Management Portfolio (c)	953,545	69,151,057
Fidelity Capital Appreciation Fund (c)	60,914	2,220,919
Fidelity Chemicals Portfolio (c)	333,833	49,968,098
Fidelity Communications Equipment Portfolio (c)	403,562	12,562,899
Fidelity Computers Portfolio (c)	384,640	29,628,807
Fidelity Construction & Housing Portfolio (c)	422,068	23,732,905
Fidelity Consumer Discretionary Portfolio (c)	1,576,642	52,092,238
Fidelity Consumer Finance Portfolio (c)	446,953	7,307,685
Fidelity Consumer Staples Portfolio (c)	738,263	67,122,829
Fidelity Contrafund (c)	83,164	7,951,268
Fidelity Defense & Aerospace Portfolio (c)	13,291	1,618,552
Fidelity Disciplined Equity Fund (c)	394,755	13,034,822
Fidelity Dividend Growth Fund (c)	4,379	157,278
Fidelity Electronics Portfolio (c)	173,578	12,266,792
Fidelity Energy Portfolio (c)	1,475,990	84,898,968
Fidelity Energy Service Portfolio (c)	503,628	44,550,966
Fidelity Environmental & Alternative Energy Portfolio (c)	16,955	397,935
Fidelity Equity Dividend Income Fund (c)	545	13,595
Fidelity Equity-Income Fund (c)	232,310	13,943,274
Fidelity Financial Services Portfolio (c)	830,264	68,613,044
Fidelity Fund (c)	753	32,778
Fidelity Global Commodity Stock Fund (c)	4,619	65,815
Fidelity Gold Portfolio (a)(c)	5,877	120,834
Fidelity Growth & Income Portfolio (c)	80,429	2,267,291
Fidelity Growth Company Fund (c)	37,628	4,600,420
Fidelity Growth Discovery Fund (c)	441,008	9,737,449
Fidelity Health Care Portfolio (c)	522,186	108,202,215
Fidelity Independence Fund (c)	337,485	12,844,668
Fidelity Industrial Equipment Portfolio (c)	795,611	36,558,328
Fidelity Industrials Portfolio (c)	2,756,077	92,852,240
Fidelity Insurance Portfolio (c)	495,649	33,357,145
Fidelity IT Services Portfolio (c)	490,354	17,834,160
Fidelity Large Cap Stock Fund (c)	2,701,895	75,517,971
Fidelity Leisure Portfolio (c)	26,115	3,515,289
Fidelity Leveraged Company Stock Fund (c)	774	34,004
Fidelity Low-Priced Stock Fund (c)	65,340	3,297,059
Fidelity Magellan Fund (c)	122	11,469
Fidelity Materials Portfolio (c)	70,195	6,133,613
Fidelity Medical Delivery Portfolio (c)	102,174	7,845,977

	Shares	Value
Fidelity Medical Equipment & Systems Portfolio (c)	15,313	$ 587,095
Fidelity Mega Cap Stock Fund (c)	2,311,415	36,219,867
Fidelity Mid Cap Value Fund (c)	21,426	490,021
Fidelity Mid-Cap Stock Fund (c)	6,382	262,249
Fidelity Multimedia Portfolio (c)	323,567	25,558,523
Fidelity Nasdaq Composite Index Fund (c)	10,556	585,760
Fidelity Natural Gas Portfolio (c)	5,944	239,426
Fidelity Natural Resources Portfolio (c)	3,561	136,817
Fidelity New Millennium Fund (c)	1,716,772	70,147,315
Fidelity OTC Portfolio (c)	442,397	35,303,266
Fidelity Pharmaceuticals Portfolio (c)	1,325,277	27,592,269
Fidelity Real Estate Investment Portfolio (c)	5,010	175,084
Fidelity Retailing Portfolio (c)	128,635	10,932,683
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	9,206
Fidelity Small Cap Discovery Fund (c)	110,868	3,484,586
Fidelity Small Cap Growth Fund (c)	4,989	96,778
Fidelity Small Cap Stock Fund (c)	8,849	186,176
Fidelity Small Cap Value Fund (c)	9,762	196,125
Fidelity Software & Computer Services Portfolio (c)	705,902	84,658,822
Fidelity Stock Selector Large Cap Value Fund (c)	33,099	521,973
Fidelity Technology Portfolio (c)	414,743	52,041,895
Fidelity Telecom and Utilities Fund (c)	9,838	229,610
Fidelity Telecommunications Portfolio (c)	157,587	9,551,319
Fidelity Transportation Portfolio (c)	232,869	18,242,948
Fidelity Utilities Portfolio (c)	37,212	2,732,882
Fidelity Value Fund (c)	214,657	23,082,095
Fidelity Value Strategies Fund (c)	293	12,100
Spartan 500 Index Fund Investor Class (c)	2,960	197,288
Spartan Extended Market Index Fund Investor Class (c)	52,442	2,879,569
Spartan Total Market Index Fund Investor Class (c)	80,610	4,448,845
VIP Mid Cap Portfolio Investor Class (c)	10,053	363,730
TOTAL DOMESTIC EQUITY FUNDS		1,506,920,200
International Equity Funds - 17.1%
Fidelity Canada Fund (c)	2,644	155,714
Fidelity China Region Fund (c)	44,327	1,445,931
Fidelity Diversified International Fund (c)	3,042,884	111,399,998
Fidelity Emerging Asia Fund (c)	591,550	18,024,534
Fidelity Emerging Markets Fund (c)	1,379,145	33,278,767
Fidelity Europe Fund (c)	2,737,130	108,527,198
Fidelity International Capital Appreciation Fund (c)	1,057,018	17,757,895
Fidelity International Discovery Fund (c)	4,031,536	161,059,865
Fidelity International Growth Fund (c)	487,707	5,418,420
Fidelity International Real Estate Fund (c)	14,690	151,752
Fidelity International Small Cap Fund (c)	1,024,073	27,434,916
Fidelity International Small Cap Opportunities Fund (c)	1,611,319	23,557,489
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Value Fund (c)	1,156,924	$ 10,377,609
Fidelity Japan Fund (c)	181,051	2,053,114
Fidelity Japan Smaller Companies Fund (c)	927,277	11,609,507
Fidelity Nordic Fund (c)	328,371	15,137,884
Fidelity Overseas Fund (c)	255,142	10,346,019
Fidelity Pacific Basin Fund (c)	340,365	9,339,617
Spartan International Index Fund Investor Class (c)	2,146,664	87,905,894
TOTAL INTERNATIONAL EQUITY FUNDS		654,982,123
Latin America Stock Funds - 0.0%
Fidelity Latin America Fund (c)	645	19,791
TOTAL EQUITY FUNDS (Cost $1,809,067,843)		2,161,922,114
Fixed-Income Funds - 37.8%

Fixed-Income Funds - 37.8%
Fidelity Floating Rate High Income Fund (c)	5,911,826	58,940,906
Fidelity Focused High Income Fund (c)	814,829	7,423,093
Fidelity High Income Fund (c)	4,271,642	40,452,453
Fidelity New Markets Income Fund (c)	472,810	7,546,047

	Shares	Value
Fidelity Real Estate Income Fund (c)	9,726	$ 113,115
Spartan U.S. Bond Index Fund Investor Class (c)	116,491,010	1,339,646,607
TOTAL FIXED-INCOME FUNDS (Cost $1,453,494,177)		1,454,122,221
Money Market Funds - 5.9%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c)	216,630,394	216,630,394
Fidelity Select Money Market Portfolio 0.01% (b)(c)	10,215,098	10,215,098
TOTAL MONEY MARKET FUNDS (Cost $226,845,492)		226,845,492
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,489,407,512)		3,842,889,827
NET OTHER ASSETS (LIABILITIES) - 0.0%		(637,724)
NET ASSETS - 100%		$ 3,842,252,103
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 10,870,505	$ -	$ -	$ -	$ 11,248,131
Fidelity Automotive Portfolio	21,453,398	-	9,747,744	-	11,717,106
Fidelity Banking Portfolio	43,657,362	7,823,446	-	-	53,501,754
Fidelity Biotechnology Portfolio	22,936,543	-	23,002,312	-	1,381,932
Fidelity Blue Chip Growth Fund	31,205,529	3,376,438	-	-	35,218,452
Fidelity Blue Chip Value Fund	-	6,555,982	-	-	6,623,847
Fidelity Brokerage & Investment Management Portfolio	63,762,714	7,223,446	141,468	-	69,151,057
Fidelity Canada Fund	154,154	-	-	-	155,714
Fidelity Capital Appreciation Fund	2,203,863	-	-	-	2,220,919
Fidelity Chemicals Portfolio	22,984,107	26,252,285	-	-	49,968,098
Fidelity China Region Fund	1,496,463	-	-	-	1,445,931
Fidelity Communications Equipment Portfolio	11,905,092	-	-	-	12,562,899
Fidelity Computers Portfolio	28,580,421	-	69,409	-	29,628,807
Fidelity Construction & Housing Portfolio	22,375,540	789,383	122,083	-	23,732,905
Fidelity Consumer Discretionary Portfolio	49,761,238	2,570,938	145,003	-	52,092,238
Fidelity Consumer Finance Portfolio	7,384,535	-	69,945	-	7,307,685
Fidelity Consumer Staples Portfolio	82,262,236	795,461	16,100,000	-	67,122,829
Fidelity Contrafund	6,879,234	1,108,222	-	-	7,951,268
Fidelity Defense & Aerospace Portfolio	1,626,260	-	-	-	1,618,552
Fidelity Disciplined Equity Fund	12,943,925	1,028,375	1,239,497	-	13,034,822
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Diversified International Fund	$ 85,047,614	$ 26,886,641	$ 1,477	$ -	$ 111,399,998
Fidelity Dividend Growth Fund	154,957	-	-	-	157,278
Fidelity Electronics Portfolio	8,492,416	2,753,087	-	-	12,266,792
Fidelity Emerging Asia Fund	18,099,927	133,267	106,446	-	18,024,534
Fidelity Emerging Markets Fund	30,608,006	2,792,833	203,823	-	33,278,767
Fidelity Energy Portfolio	47,967,394	40,318,914	5,210,269	-	84,898,968
Fidelity Energy Service Portfolio	31,966,985	13,853,090	2,810,219	-	44,550,966
Fidelity Environmental & Alternative Energy Portfolio	387,084	-	-	-	397,935
Fidelity Equity Dividend Income Fund	13,416	-	-	-	13,595
Fidelity Equity-Income Fund	26,381,003	3,349,885	16,000,000	-	13,943,274
Fidelity Europe Capital Appreciation Fund	1,779,295	16,244	-	16,244	-
Fidelity Europe Fund	71,684,771	33,317,887	-	-	108,527,198
Fidelity Financial Services Portfolio	53,716,017	14,238,937	-	-	68,613,044
Fidelity Floating Rate High Income Fund	56,083,137	2,976,297	172,365	463,837	58,940,906
Fidelity Focused High Income Fund	7,251,058	83,111	-	83,111	7,423,093
Fidelity Fund	32,123	-	-	-	32,778
Fidelity Global Commodity Stock Fund	65,261	-	-	-	65,815
Fidelity Gold Portfolio	105,612	-	-	-	120,834
Fidelity Growth & Income Portfolio	22,508,160	-	20,071,100	-	2,267,291
Fidelity Growth Company Fund	4,484,663	26,299	-	-	4,600,420
Fidelity Growth Discovery Fund	7,535,082	1,963,351	-	-	9,737,449
Fidelity Health Care Portfolio	80,076,772	33,708,396	14,009,966	-	108,202,215
Fidelity High Income Fund	34,753,759	5,304,814	-	501,091	40,452,453
Fidelity Independence Fund	2,166,780	13,100,000	2,000,000	-	12,844,668
Fidelity Industrial Equipment Portfolio	36,454,898	-	-	-	36,558,328
Fidelity Industrials Portfolio	79,138,311	13,726,789	95,791	-	92,852,240
Fidelity Institutional Prime Money Market Portfolio Class I	193,114,698	28,039,118	4,523,423	5,062	216,630,394
Fidelity Insurance Portfolio	34,275,979	-	270,994	-	33,357,145
Fidelity International Capital Appreciation Fund	13,558,285	4,294,714	172,950	-	17,757,895
Fidelity International Discovery Fund	155,124,844	12,655,226	4,510,137	-	161,059,865
Fidelity International Growth Fund	5,481,822	-	-	-	5,418,420
Fidelity International Real Estate Fund	149,401	-	-	-	151,752
Fidelity International Small Cap Fund	28,772,812	-	1,328,616	-	27,434,916
Fidelity International Small Cap Opportunities Fund	16,795,337	5,821,315	25,144	-	23,557,489
Fidelity International Value Fund	10,637,089	-	163,832	-	10,377,609
Fidelity IT Services Portfolio	17,782,991	761,723	195,545	-	17,834,160
Fidelity Japan Fund	2,179,850	-	-	-	2,053,114
Fidelity Japan Smaller Companies Fund	31,243,206	-	18,176,000	-	11,609,507
Fidelity Large Cap Stock Fund	53,850,480	19,904,319	16,071	-	75,517,971
Fidelity Latin America Fund	20,172	-	-	-	19,791
Fidelity Leisure Portfolio	3,477,945	-	-	-	3,515,289
Fidelity Leveraged Company Stock Fund	33,485	-	-	-	34,004
Fidelity Low-Priced Stock Fund	3,231,719	-	-	-	3,297,059
Fidelity Magellan Fund	11,241	-	-	-	11,469
Fidelity Materials Portfolio	5,958,829	-	-	-	6,133,613
Fidelity Medical Delivery Portfolio	7,453,627	-	-	-	7,845,977
Fidelity Medical Equipment & Systems Portfolio	547,281	-	-	-	587,095
Fidelity Mega Cap Stock Fund	54,268,895	9,021,382	27,599,704	-	36,219,867
Fidelity Mid Cap Value Fund	473,960	10,171	-	147	490,021
Fidelity Mid-Cap Stock Fund	927,714	-	700,000	-	262,249
Fidelity Multimedia Portfolio	30,727,011	-	4,400,000	-	25,558,523
Fidelity Nasdaq Composite Index Fund	581,474	274	-	-	585,760
Fidelity Natural Gas Portfolio	224,625	-	-	-	239,426
Fidelity Natural Resources Portfolio	131,404	-	-	-	136,817
Fidelity New Markets Income Fund	7,301,936	89,883	20,323	89,883	7,546,047
Fidelity New Millennium Fund	24,710,327	43,779,822	10,274	-	70,147,315
Fidelity Nordic Fund	7,476,087	7,206,190	-	-	15,137,884
Fidelity OTC Portfolio	24,811,439	10,063,712	74,610	-	35,303,266
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Overseas Fund	$ 2,115,407	$ 8,112,033	$ -	$ -	$ 10,346,019
Fidelity Pacific Basin Fund	9,414,498	-	-	-	9,339,617
Fidelity Pharmaceuticals Portfolio	25,515,323	-	56,887	-	27,592,269
Fidelity Real Estate Income Fund	107,384	397	-	397	113,115
Fidelity Real Estate Investment Portfolio	159,956	-	-	-	175,084
Fidelity Retailing Portfolio	11,338,726	-	81,602	-	10,932,683
Fidelity Select Money Market Portfolio	10,214,841	257	-	257	10,215,098
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	9,206
Fidelity Small Cap Discovery Fund	27,965,478	-	23,979,006	-	3,484,586
Fidelity Small Cap Growth Fund	96,130	-	-	-	96,778
Fidelity Small Cap Stock Fund	185,291	-	-	-	186,176
Fidelity Small Cap Value Fund	195,636	-	-	-	196,125
Fidelity Software & Computer Services Portfolio	78,372,926	6,558,126	1,052,630	-	84,658,822
Fidelity Stock Selector Large Cap Value Fund (Formerly Fidelity Large Cap Value Fund)	504,762	-	-	-	521,973
Fidelity Technology Portfolio	42,452,935	9,102,529	25,144	-	52,041,895
Fidelity Telecom and Utilities Fund	216,526	-	-	-	229,610
Fidelity Telecommunications Portfolio	13,450,208	-	3,912,050	-	9,551,319
Fidelity Transportation Portfolio	16,686,513	514,188	-	-	18,242,948
Fidelity Utilities Portfolio	6,386,832	-	3,966,717	-	2,732,882
Fidelity Value Fund	18,208,133	4,010,364	-	-	23,082,095
Fidelity Value Strategies Fund	11,986	-	-	-	12,100
Spartan 500 Index Fund Investor Class	193,825	-	-	-	197,288
Spartan Extended Market Index Fund Investor Class	8,509,059	-	5,940,000	-	2,879,569
Spartan International Index Fund Investor Class	87,515,519	-	208,366	-	87,905,894
Spartan Total Market Index Fund Investor Class	8,789,820	-	4,455,000	-	4,448,845
Spartan U.S. Bond Index Fund Investor Class	1,153,386,318	172,529,559	526,041	7,433,618	1,339,646,607
VIP Mid Cap Portfolio Investor Class	358,602	5,569	-	-	363,730
Total	$ 3,409,094,847	$ 608,554,689	$ 217,709,983	$ 8,593,647	$ 3,842,889,827
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $3,490,678,074. Net unrealized appreciation aggregated $352,211,753, of which $373,330,857 related to appreciated investment securities and $21,119,104 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

March 31, 2014

1.856870.106

VIPFM-60-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 66.4%
	Shares	Value
Domestic Equity Funds - 46.3%
Fidelity Air Transportation Portfolio (c)	181,526	$ 11,138,416
Fidelity Automotive Portfolio (c)	217,424	12,262,713
Fidelity Banking Portfolio (c)	5,775,409	157,206,628
Fidelity Biotechnology Portfolio (c)	16,235	3,163,455
Fidelity Blue Chip Growth Fund (c)	80,479	5,194,950
Fidelity Blue Chip Value Fund (c)	186,371	2,765,743
Fidelity Brokerage & Investment Management Portfolio (c)	1,022,381	74,143,092
Fidelity Capital Appreciation Fund (c)	56,023	2,042,594
Fidelity Chemicals Portfolio (c)	606,334	90,756,070
Fidelity Communications Equipment Portfolio (c)	492,196	15,322,067
Fidelity Computers Portfolio (c)	1,114,153	85,823,168
Fidelity Construction & Housing Portfolio (c)	794,282	44,662,486
Fidelity Consumer Discretionary Portfolio (c)	5,067,178	167,419,547
Fidelity Consumer Finance Portfolio (c)	2,147,545	35,112,353
Fidelity Consumer Staples Portfolio (c)	1,861,714	169,267,007
Fidelity Contrafund (c)	1,624	155,224
Fidelity Defense & Aerospace Portfolio (c)	16,711	2,035,035
Fidelity Disciplined Equity Fund (c)	32,851	1,084,749
Fidelity Dividend Growth Fund (c)	2,056	73,842
Fidelity Electronics Portfolio (c)	477,473	33,743,008
Fidelity Energy Portfolio (c)	3,305,112	190,110,068
Fidelity Energy Service Portfolio (c)	982,564	86,917,620
Fidelity Environmental & Alternative Energy Portfolio (c)	4,663	109,434
Fidelity Equity Dividend Income Fund (c)	5,185	129,423
Fidelity Equity-Income Fund (c)	9,306	558,575
Fidelity Financial Services Portfolio (c)	2,698,728	223,022,903
Fidelity Fund (c)	2,027	88,219
Fidelity Global Commodity Stock Fund (c)	13,776	196,312
Fidelity Gold Portfolio (a)(c)	28,629	588,612
Fidelity Growth & Income Portfolio (c)	33,783	952,341
Fidelity Growth Company Fund (c)	229,644	28,076,297
Fidelity Growth Discovery Fund (c)	801,157	17,689,540
Fidelity Health Care Portfolio (c)	1,411,843	292,548,027
Fidelity Independence Fund (c)	400,104	15,227,972
Fidelity Industrial Equipment Portfolio (c)	2,715,883	124,794,839
Fidelity Industrials Portfolio (c)	6,493,748	218,774,367
Fidelity Insurance Portfolio (c)	1,087,473	73,186,946
Fidelity IT Services Portfolio (c)	440,156	16,008,468
Fidelity Large Cap Stock Fund (c)	2,664,746	74,479,661
Fidelity Leisure Portfolio (c)	150,676	20,282,478
Fidelity Leveraged Company Stock Fund (c)	4,378	192,232
Fidelity Low-Priced Stock Fund (c)	10,808	545,368
Fidelity Magellan Fund (c)	608	57,307
Fidelity Materials Portfolio (c)	108,169	9,451,848
Fidelity Medical Delivery Portfolio (c)	1,052	80,766
Fidelity Medical Equipment & Systems Portfolio (c)	5,967	228,769

	Shares	Value
Fidelity Mega Cap Stock Fund (c)	397,756	$ 6,232,840
Fidelity Mid Cap Value Fund (c)	6,341	145,026
Fidelity Mid-Cap Stock Fund (c)	32,897	1,351,738
Fidelity Multimedia Portfolio (c)	592,975	46,839,125
Fidelity Natural Gas Portfolio (c)	1,558	62,743
Fidelity Natural Resources Portfolio (c)	172,664	6,633,742
Fidelity New Millennium Fund (c)	530,052	21,657,908
Fidelity OTC Portfolio (c)	744,671	59,424,744
Fidelity Pharmaceuticals Portfolio (c)	4,154,642	86,499,638
Fidelity Real Estate Investment Portfolio (c)	4,577	159,951
Fidelity Retailing Portfolio (c)	583,093	49,557,061
Fidelity Series Commodity Strategy Fund (a)(c)	1,149	9,713
Fidelity Small Cap Discovery Fund (c)	35,959	1,130,201
Fidelity Small Cap Growth Fund (c)	11,672	226,435
Fidelity Small Cap Value Fund (c)	63,306	1,271,824
Fidelity Software & Computer Services Portfolio (c)	1,636,408	196,254,446
Fidelity Stock Selector All Cap Fund (c)	4,761	174,027
Fidelity Stock Selector Large Cap Value Fund (c)	29,151	459,717
Fidelity Technology Portfolio (c)	1,185,662	148,776,854
Fidelity Telecom and Utilities Fund (c)	4,365	101,887
Fidelity Telecommunications Portfolio (c)	415,411	25,178,078
Fidelity Transportation Portfolio (c)	263,711	20,659,148
Fidelity Utilities Portfolio (c)	102,415	7,521,341
Fidelity Value Fund (c)	31,022	3,335,785
Fidelity Value Strategies Fund (c)	19,678	813,486
Spartan 500 Index Fund Investor Class (c)	2,337	155,755
Spartan Total Market Index Fund Investor Class (c)	8,122	448,273
VIP Industrials Portfolio Investor Class (c)	83,846	1,818,628
VIP Mid Cap Portfolio Investor Class (c)	6,346	229,599
TOTAL DOMESTIC EQUITY FUNDS		2,994,800,252
International Equity Funds - 20.1%
Fidelity Canada Fund (c)	2,342	137,963
Fidelity China Region Fund (c)	460,633	15,025,849
Fidelity Diversified International Fund (c)	7,502,109	274,652,228
Fidelity Emerging Asia Fund (c)	1,531,767	46,672,943
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (c)	73,398	672,328
Fidelity Emerging Markets Discovery Fund (c)	7,343	86,798
Fidelity Emerging Markets Fund (c)	486,234	11,732,831
Fidelity Europe Fund (c)	1,460,877	57,923,774
Fidelity International Capital Appreciation Fund (c)	4,426,211	74,360,345
Fidelity International Discovery Fund (c)	9,815,972	392,148,087
Fidelity International Growth Fund (c)	2,291,361	25,457,016
Fidelity International Real Estate Fund (c)	18,781	194,006
Fidelity International Small Cap Fund (c)	1,112,197	29,795,765
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Small Cap Opportunities Fund (c)	3,231,751	$ 47,248,199
Fidelity International Value Fund (c)	2,994,468	26,860,374
Fidelity Japan Fund (c)	32,165	364,755
Fidelity Japan Smaller Companies Fund (c)	1,602,724	20,066,107
Fidelity Nordic Fund (c)	950,239	43,805,998
Fidelity Overseas Fund (c)	131,548	5,334,279
Fidelity Pacific Basin Fund (c)	1,516,635	41,616,455
Spartan International Index Fund Investor Class (c)	4,611,712	188,849,617
TOTAL INTERNATIONAL EQUITY FUNDS		1,303,005,717
Latin America Stock Funds - 0.0%
Fidelity Latin America Fund (c)	3,591	110,098
TOTAL EQUITY FUNDS (Cost $3,158,535,594)		4,297,916,067
Fixed-Income Funds - 32.3%

Fixed-Income Funds - 32.3%
Fidelity Floating Rate High Income Fund (c)	10,430,935	103,996,427
Fidelity Focused High Income Fund (c)	3,047,920	27,766,548

	Shares	Value
Fidelity High Income Fund (c)	5,403,794	$ 51,173,928
Fidelity New Markets Income Fund (c)	595,620	9,506,099
Fidelity Real Estate Income Fund (c)	22,678	263,743
Spartan U.S. Bond Index Fund Investor Class (c)	164,990,537	1,897,391,182
TOTAL FIXED-INCOME FUNDS (Cost $2,069,492,768)		2,090,097,927
Money Market Funds - 1.3%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $85,279,628)	85,279,628	85,279,628
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,313,307,990)		6,473,293,622
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,128,616)
NET ASSETS - 100%		$ 6,472,165,006
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 10,764,473	$ -	$ -	$ -	$ 11,138,416
Fidelity Automotive Portfolio	18,179,192	-	5,934,838	-	12,262,713
Fidelity Banking Portfolio	147,319,936	3,935,109	-	-	157,206,628
Fidelity Biotechnology Portfolio	28,405,668	-	27,200,508	-	3,163,455
Fidelity Blue Chip Growth Fund	4,708,772	390,938	-	-	5,194,950
Fidelity Blue Chip Value Fund	-	2,727,908	-	-	2,765,743
Fidelity Brokerage & Investment Management Portfolio	73,888,782	2,035,109	-	-	74,143,092
Fidelity Canada Fund	136,581	-	-	-	137,963
Fidelity Capital Appreciation Fund	11,917,558	-	10,000,000	-	2,042,594
Fidelity Chemicals Portfolio	40,783,175	48,867,284	-	-	90,756,070
Fidelity China Region Fund	15,550,971	-	-	-	15,025,849
Fidelity Communications Equipment Portfolio	16,318,255	-	1,800,000	-	15,322,067
Fidelity Computers Portfolio	98,615,097	-	16,221,888	-	85,823,168
Fidelity Construction & Housing Portfolio	44,329,023	-	1,031,549	-	44,662,486
Fidelity Consumer Discretionary Portfolio	172,689,100	204,529	5,005,032	-	167,419,547
Fidelity Consumer Finance Portfolio	53,450,391	-	18,223,572	-	35,112,353
Fidelity Consumer Staples Portfolio	196,574,068	25,205	28,000,000	-	169,267,007
Fidelity Contrafund	1,572,407	92,708	1,487,019	-	155,224
Fidelity Defense & Aerospace Portfolio	2,044,728	-	-	-	2,035,035
Fidelity Disciplined Equity Fund	2,473,524	69,421	1,500,000	-	1,084,749
Fidelity Diversified International Fund	224,553,670	52,094,314	57,961	-	274,652,228
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Dividend Growth Fund	$ 72,753	$ -	$ -	$ -	$ 73,842
Fidelity Electronics Portfolio	24,715,566	6,050,571	-	-	33,743,008
Fidelity Emerging Asia Fund	57,559,606	-	10,180,120	-	46,672,943
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	1,382,302	-	660,000	-	672,328
Fidelity Emerging Markets Discovery Fund	359,944	-	250,000	-	86,798
Fidelity Emerging Markets Fund	23,963,217	3,150,111	14,274,718	-	11,732,831
Fidelity Energy Portfolio	140,836,028	69,611,562	23,983,674	-	190,110,068
Fidelity Energy Service Portfolio	69,577,784	30,212,126	15,741,604	-	86,917,620
Fidelity Environmental & Alternative Energy Portfolio	106,450	-	-	-	109,434
Fidelity Equity Dividend Income Fund	127,712	-	-	-	129,423
Fidelity Equity-Income Fund	5,075,546	197,539	4,708,198	-	558,575
Fidelity Europe Capital Appreciation Fund	6,923,174	5,411,555	-	111,555	-
Fidelity Europe Fund	12,017,140	32,873,982	-	-	57,923,774
Fidelity Financial Services Portfolio	161,662,533	59,404,163	624,913	-	223,022,903
Fidelity Floating Rate High Income Fund	104,825,906	1,035,029	1,970,713	847,548	103,996,427
Fidelity Focused High Income Fund	27,123,038	310,881	-	310,881	27,766,548
Fidelity Fund	86,455	-	-	-	88,219
Fidelity Global Commodity Stock Fund	194,659	-	-	-	196,312
Fidelity Gold Portfolio	514,463	-	-	-	588,612
Fidelity Growth & Income Portfolio	941,193	-	-	-	952,341
Fidelity Growth Company Fund	27,369,829	160,502	-	-	28,076,297
Fidelity Growth Discovery Fund	14,681,938	2,500,255	-	-	17,689,540
Fidelity Health Care Portfolio	291,730,709	3,516,618	31,472,495	-	292,548,027
Fidelity High Income Fund	49,170,122	1,473,220	-	663,992	51,173,928
Fidelity Independence Fund	14,495,781	-	-	-	15,227,972
Fidelity Industrial Equipment Portfolio	125,402,020	1,050,000	2,000,000	-	124,794,839
Fidelity Industrials Portfolio	214,260,968	4,801,913	438,671	-	218,774,367
Fidelity Institutional Prime Money Market Portfolio Class I	94,885,114	22,331,398	31,936,883	2,240	85,279,628
Fidelity Insurance Portfolio	122,254,346	-	45,820,503	-	73,186,946
Fidelity International Capital Appreciation Fund	81,026,362	235,094	7,026,038	-	74,360,345
Fidelity International Discovery Fund	390,190,103	13,034,074	5,644,632	-	392,148,087
Fidelity International Growth Fund	25,754,892	-	-	-	25,457,016
Fidelity International Real Estate Fund	191,001	-	-	-	194,006
Fidelity International Small Cap Fund	30,534,602	-	737,201	-	29,795,765
Fidelity International Small Cap Opportunities Fund	44,133,986	1,503,183	485,592	-	47,248,199
Fidelity International Value Fund	29,031,726	-	1,893,392	-	26,860,374
Fidelity IT Services Portfolio	81,216,571	67,554	64,680,477	-	16,008,468
Fidelity Japan Fund	387,270	-	-	-	364,755
Fidelity Japan Smaller Companies Fund	47,067,969	-	23,937,352	-	20,066,107
Fidelity Large Cap Stock Fund	71,512,561	1,057,501	-	-	74,479,661
Fidelity Latin America Fund	112,217	-	-	-	110,098
Fidelity Leisure Portfolio	20,067,012	-	-	-	20,282,478
Fidelity Leveraged Company Stock Fund	189,299	-	-	-	192,232
Fidelity Low-Priced Stock Fund	534,560	-	-	-	545,368
Fidelity Magellan Fund	56,164	-	-	-	57,307
Fidelity Materials Portfolio	4,691,227	4,650,000	-	-	9,451,848
Fidelity Medical Delivery Portfolio	76,727	-	-	-	80,766
Fidelity Medical Equipment & Systems Portfolio	213,255	-	-	-	228,769
Fidelity Mega Cap Stock Fund	34,834,919	631,926	29,257,453	-	6,232,840
Fidelity Mid Cap Value Fund	140,273	3,010	-	43	145,026
Fidelity Mid-Cap Stock Fund	3,229,902	-	2,000,000	-	1,351,738
Fidelity Multimedia Portfolio	48,013,216	-	-	-	46,839,125
Fidelity Natural Gas Portfolio	58,865	-	-	-	62,743
Fidelity Natural Resources Portfolio	6,371,293	-	-	-	6,633,742
Fidelity New Markets Income Fund	17,303,042	150,141	8,000,000	150,141	9,506,099
Fidelity New Millennium Fund	11,086,536	10,368,025	417,901	-	21,657,908
Fidelity Nordic Fund	37,784,319	4,776,804	-	-	43,805,998
Fidelity OTC Portfolio	50,885,898	8,411,269	1,300,390	-	59,424,744
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Overseas Fund	$ 4,390,551	$ 906,821	$ -	$ -	$ 5,334,279
Fidelity Pacific Basin Fund	41,950,114	-	-	-	41,616,455
Fidelity Pharmaceuticals Portfolio	89,429,800	-	10,268,365	-	86,499,638
Fidelity Real Estate Income Fund	250,381	927	-	927	263,743
Fidelity Real Estate Investment Portfolio	146,129	-	-	-	159,951
Fidelity Retailing Portfolio	51,886,791	-	842,012	-	49,557,061
Fidelity Series Commodity Strategy Fund	9,103	-	-	-	9,713
Fidelity Small Cap Discovery Fund	5,181,827	-	3,950,000	-	1,130,201
Fidelity Small Cap Growth Fund	224,917	-	-	-	226,435
Fidelity Small Cap Value Fund	9,305,485	-	7,700,000	-	1,271,824
Fidelity Software & Computer Services Portfolio	194,510,796	3,033,595	3,349,058	-	196,254,446
Fidelity Stock Selector All Cap Fund	169,456	-	-	-	174,027
Fidelity Stock Selector Large Cap Value Fund	444,559	-	-	-	459,717
Fidelity Technology Portfolio	82,140,436	75,486,646	7,741,790	-	148,776,854
Fidelity Telecom and Utilities Fund	96,081	-	-	-	101,887
Fidelity Telecommunications Portfolio	57,398,659	-	31,783,827	-	25,178,078
Fidelity Transportation Portfolio	16,588,194	3,067,554	-	-	20,659,148
Fidelity Utilities Portfolio	22,621,725	-	16,162,025	-	7,521,341
Fidelity Value Fund	1,989,757	1,250,154	-	-	3,335,785
Fidelity Value Strategies Fund	805,811	-	-	-	813,486
Spartan 500 Index Fund Investor Class	153,021	-	-	-	155,755
Spartan International Index Fund Investor Class	190,324,702	-	2,706,043	-	188,849,617
Spartan Total Market Index Fund Investor Class	17,048,656	-	16,800,000	-	448,273
Spartan U.S. Bond Index Fund Investor Class	1,828,631,075	58,602,604	12,208,948	11,165,983	1,897,391,182
VIP Industrials Portfolio Investor Class	1,818,755	30,656	-	-	1,818,628
VIP Mid Cap Portfolio Investor Class	226,362	3,516	-	-	229,599
Total	$ 6,411,030,577	$ 541,805,004	$ 559,417,355	$ 13,253,310	$ 6,473,293,622
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $5,315,105,489. Net unrealized appreciation aggregated $1,158,188,133, of which $1,185,632,812 related to appreciated investment securities and $27,444,679 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

March 31, 2014

1.847120.107

VF70-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 75.3%
	Shares	Value
Domestic Equity Funds - 52.2%
Fidelity Air Transportation Portfolio (c)	25,696	$ 1,576,718
Fidelity Automotive Portfolio (c)	30,339	1,711,116
Fidelity Banking Portfolio (c)	983,943	26,782,927
Fidelity Biotechnology Portfolio (c)	1,664	324,239
Fidelity Blue Chip Growth Fund (c)	121,400	7,836,379
Fidelity Blue Chip Value Fund (c)	186,613	2,769,342
Fidelity Brokerage & Investment Management Portfolio (c)	215,758	15,646,766
Fidelity Capital Appreciation Fund (c)	15,633	569,987
Fidelity Chemicals Portfolio (c)	82,295	12,317,930
Fidelity Communications Equipment Portfolio (c)	17,177	534,735
Fidelity Computers Portfolio (c)	143,223	11,032,453
Fidelity Construction & Housing Portfolio (c)	87,639	4,927,926
Fidelity Consumer Discretionary Portfolio (c)	609,376	20,133,799
Fidelity Consumer Finance Portfolio (c)	106,374	1,739,208
Fidelity Consumer Staples Portfolio (c)	260,656	23,698,845
Fidelity Contrafund (c)	16,242	1,552,868
Fidelity Defense & Aerospace Portfolio (c)	37,139	4,522,774
Fidelity Disciplined Equity Fund (c)	55,074	1,818,559
Fidelity Dividend Growth Fund (c)	424	15,230
Fidelity Electronics Portfolio (c)	60,962	4,308,162
Fidelity Energy Portfolio (c)	545,448	31,374,168
Fidelity Energy Service Portfolio (c)	146,476	12,957,266
Fidelity Environmental & Alternative Energy Portfolio (c)	23,715	556,593
Fidelity Equity Dividend Income Fund (c)	537	13,409
Fidelity Equity-Income Fund (c)	15,248	915,187
Fidelity Financial Services Portfolio (c)	314,465	25,987,422
Fidelity Fund (c)	539	23,460
Fidelity Gold Portfolio (a)(c)	4,361	89,671
Fidelity Growth & Income Portfolio (c)	12,939	364,761
Fidelity Growth Company Fund (c)	27,891	3,409,925
Fidelity Growth Discovery Fund (c)	23,690	523,067
Fidelity Health Care Portfolio (c)	133,173	27,594,832
Fidelity Independence Fund (c)	120,162	4,573,350
Fidelity Industrial Equipment Portfolio (c)	268,493	12,337,249
Fidelity Industrials Portfolio (c)	912,817	30,752,807
Fidelity Insurance Portfolio (c)	155,831	10,487,425
Fidelity IT Services Portfolio (c)	149,813	5,448,707
Fidelity Large Cap Stock Fund (c)	609,663	17,040,070
Fidelity Leisure Portfolio (c)	2,179	293,359
Fidelity Leveraged Company Stock Fund (c)	974	42,782
Fidelity Low-Priced Stock Fund (c)	16,551	835,146
Fidelity Magellan Fund (c)	191	17,975
Fidelity Materials Portfolio (c)	59,336	5,184,819
Fidelity Medical Delivery Portfolio (c)	1,898	145,758
Fidelity Medical Equipment & Systems Portfolio (c)	9,373	359,365

	Shares	Value
Fidelity Mega Cap Stock Fund (c)	523,834	$ 8,208,478
Fidelity Mid Cap Value Fund (c)	75,438	1,725,259
Fidelity Mid-Cap Stock Fund (c)	4,602	189,083
Fidelity Multimedia Portfolio (c)	71,904	5,679,712
Fidelity Nasdaq Composite Index Fund (c)	27,717	1,537,989
Fidelity Natural Gas Portfolio (c)	309	12,456
Fidelity Natural Resources Portfolio (c)	1,839	70,671
Fidelity New Millennium Fund (c)	476,949	19,488,127
Fidelity OTC Portfolio (c)	135,371	10,802,638
Fidelity Pharmaceuticals Portfolio (c)	1,084,369	22,576,566
Fidelity Real Estate Investment Portfolio (c)	818	28,577
Fidelity Retailing Portfolio (c)	96,521	8,203,285
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	9,206
Fidelity Small Cap Discovery Fund (c)	8,252	259,345
Fidelity Small Cap Growth Fund (c)	13,706	265,902
Fidelity Small Cap Stock Fund (c)	548	11,524
Fidelity Small Cap Value Fund (c)	13,024	261,646
Fidelity Software & Computer Services Portfolio (c)	313,601	37,610,201
Fidelity Stock Selector Large Cap Value Fund (c)	6,646	104,812
Fidelity Technology Portfolio (c)	90,882	11,403,816
Fidelity Telecom and Utilities Fund (c)	13,459	314,134
Fidelity Telecommunications Portfolio (c)	50,844	3,081,685
Fidelity Transportation Portfolio (c)	78,382	6,140,457
Fidelity Utilities Portfolio (c)	4,086	300,060
Fidelity Value Discovery Fund (c)	1,672	37,737
Fidelity Value Fund (c)	47,808	5,140,745
Spartan 500 Index Fund Investor Class (c)	332	22,126
Spartan Extended Market Index Fund Investor Class (c)	3,381	185,636
Spartan Total Market Index Fund Investor Class (c)	6,127	338,129
VIP Mid Cap Portfolio Investor Class (c)	675	24,422
TOTAL DOMESTIC EQUITY FUNDS		479,182,960
International Equity Funds - 23.1%
Fidelity Canada Fund (c)	1,741	102,570
Fidelity China Region Fund (c)	6,306	205,715
Fidelity Diversified International Fund (c)	935,295	34,241,139
Fidelity Emerging Asia Fund (c)	61,022	1,859,331
Fidelity Emerging Markets Fund (c)	371,744	8,970,188
Fidelity Europe Fund (c)	659,007	26,129,633
Fidelity International Capital Appreciation Fund (c)	262,831	4,415,561
Fidelity International Discovery Fund (c)	1,154,175	46,109,281
Fidelity International Growth Fund (c)	34,234	380,342
Fidelity International Real Estate Fund (c)	1,527	15,774
Fidelity International Small Cap Fund (c)	256,702	6,877,059
Fidelity International Small Cap Opportunities Fund (c)	284,197	4,154,966
Fidelity International Value Fund (c)	14,376	128,952
Fidelity Japan Fund (c)	11,889	134,820
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity Japan Smaller Companies Fund (c)	210,646	$ 2,637,284
Fidelity Nordic Fund (c)	173,736	8,009,232
Fidelity Overseas Fund (c)	108,931	4,417,156
Fidelity Pacific Basin Fund (c)	205,882	5,649,410
Spartan International Index Fund Investor Class (c)	1,400,427	57,347,504
TOTAL INTERNATIONAL EQUITY FUNDS		211,785,917
TOTAL EQUITY FUNDS (Cost $525,660,231)		690,968,877
Fixed-Income Funds - 23.0%

Fixed-Income Funds - 23.0%
Fidelity Floating Rate High Income Fund (c)	1,325,231	13,212,550
Fidelity Focused High Income Fund (c)	477,733	4,352,143
Fidelity High Income Fund (c)	1,006,235	9,529,050
Fidelity New Markets Income Fund (c)	91,265	1,456,596

	Shares	Value
Fidelity Real Estate Income Fund (c)	3,905	$ 45,413
Spartan U.S. Bond Index Fund Investor Class (c)	15,818,598	181,913,874
TOTAL FIXED-INCOME FUNDS (Cost $203,831,459)		210,509,626
Money Market Funds - 1.7%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $15,640,886)	15,640,886	15,640,886
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $745,132,576)		917,119,389
NET OTHER ASSETS (LIABILITIES) - 0.0%		(152,437)
NET ASSETS - 100%		$ 916,966,952
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 1,523,733	$ 50	$ -	$ -	$ 1,576,718
Fidelity Automotive Portfolio	5,028,073	-	3,305,642	-	1,711,116
Fidelity Banking Portfolio	23,823,886	1,951,817	-	-	26,782,927
Fidelity Biotechnology Portfolio	2,145,330	-	2,000,011	-	324,239
Fidelity Blue Chip Growth Fund	7,188,043	507,288	-	-	7,836,379
Fidelity Blue Chip Value Fund	565,500	2,182,571	-	-	2,769,342
Fidelity Brokerage & Investment Management Portfolio	14,751,425	1,266,447	-	-	15,646,766
Fidelity Canada Fund	101,542	-	-	-	102,570
Fidelity Capital Appreciation Fund	565,609	-	-	-	569,987
Fidelity Chemicals Portfolio	10,030,573	2,023,934	-	-	12,317,930
Fidelity China Region Fund	212,904	-	-	-	205,715
Fidelity Communications Equipment Portfolio	506,736	-	-	-	534,735
Fidelity Computers Portfolio	10,675,100	-	58,667	-	11,032,453
Fidelity Construction & Housing Portfolio	4,838,113	63,881	122,109	-	4,927,926
Fidelity Consumer Discretionary Portfolio	20,010,753	400,848	228,965	-	20,133,799
Fidelity Consumer Finance Portfolio	1,840,136	-	99,071	-	1,739,208
Fidelity Consumer Staples Portfolio	23,701,263	54,320	231,771	-	23,698,845
Fidelity Contrafund	2,258,050	304,131	1,000,000	-	1,552,868
Fidelity Defense & Aerospace Portfolio	4,429,512	115,415	-	-	4,522,774
Fidelity Disciplined Equity Fund	6,323,302	173,222	4,762,513	-	1,818,559
Fidelity Diversified International Fund	22,139,254	12,302,537	-	-	34,241,139
Fidelity Dividend Growth Fund	15,005	-	-	-	15,230
Fidelity Electronics Portfolio	1,342,678	2,794,623	-	-	4,308,162
Fidelity Emerging Asia Fund	3,844,227	50	1,902,548	-	1,859,331
Fidelity Emerging Markets Fund	9,254,861	1,585,632	1,760,918	-	8,970,188
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Energy Portfolio	$ 13,706,915	$ 17,193,497	$ 285,269	$ -	$ 31,374,168
Fidelity Energy Service Portfolio	6,902,549	6,011,429	348,271	-	12,957,266
Fidelity Environmental & Alternative Energy Portfolio	541,416	-	-	-	556,593
Fidelity Equity Dividend Income Fund	13,231	-	-	-	13,409
Fidelity Equity-Income Fund	14,713,236	305,491	14,060,310	-	915,187
Fidelity Europe Capital Appreciation Fund	873,877	916,139	-	16,139	-
Fidelity Europe Fund	6,236,767	17,796,574	-	-	26,129,633
Fidelity Financial Services Portfolio	20,666,390	5,090,352	15,565	-	25,987,422
Fidelity Floating Rate High Income Fund	13,030,432	324,248	155,144	106,210	13,212,550
Fidelity Focused High Income Fund	4,251,279	48,728	-	48,728	4,352,143
Fidelity Fund	22,991	-	-	-	23,460
Fidelity Gold Portfolio	78,375	-	-	-	89,671
Fidelity Growth & Income Portfolio	6,358,338	-	6,000,000	-	364,761
Fidelity Growth Company Fund	3,324,123	19,493	-	-	3,409,925
Fidelity Growth Discovery Fund	298,029	220,529	-	-	523,067
Fidelity Health Care Portfolio	28,763,962	5,865,972	10,085,410	-	27,594,832
Fidelity High Income Fund	8,516,936	917,316	-	119,385	9,529,050
Fidelity Independence Fund	4,130,364	1,285,000	1,000,000	-	4,573,350
Fidelity Industrial Equipment Portfolio	12,302,351	-	5	-	12,337,249
Fidelity Industrials Portfolio	28,995,845	1,940,794	202,543	-	30,752,807
Fidelity Institutional Prime Money Market Portfolio Class I	14,356,626	4,049,355	2,765,095	360	15,640,886
Fidelity Insurance Portfolio	14,171,347	-	3,379,034	-	10,487,425
Fidelity International Capital Appreciation Fund	5,826,109	1,095,000	2,523,558	-	4,415,561
Fidelity International Discovery Fund	42,400,130	5,900,502	1,559,127	-	46,109,281
Fidelity International Growth Fund	384,792	-	-	-	380,342
Fidelity International Real Estate Fund	15,530	-	-	-	15,774
Fidelity International Small Cap Fund	6,988,341	-	111,565	-	6,877,059
Fidelity International Small Cap Opportunities Fund	3,009,843	1,006,276	32,933	-	4,154,966
Fidelity International Value Fund	611,699	-	480,000	-	128,952
Fidelity IT Services Portfolio	5,059,451	3,000,000	2,442,228	-	5,448,707
Fidelity Japan Fund	143,142	-	-	-	134,820
Fidelity Japan Smaller Companies Fund	6,600,466	-	3,537,819	-	2,637,284
Fidelity Large Cap Stock Fund	7,590,283	9,113,881	-	-	17,040,070
Fidelity Leisure Portfolio	290,242	-	-	-	293,359
Fidelity Leveraged Company Stock Fund	42,129	-	-	-	42,782
Fidelity Low-Priced Stock Fund	4,041,728	-	3,200,000	-	835,146
Fidelity Magellan Fund	17,616	-	-	-	17,975
Fidelity Materials Portfolio	4,845,338	200,000	-	-	5,184,819
Fidelity Medical Delivery Portfolio	138,469	-	-	-	145,758
Fidelity Medical Equipment & Systems Portfolio	334,995	-	-	-	359,365
Fidelity Mega Cap Stock Fund	18,467,388	2,669,007	12,999,995	-	8,208,478
Fidelity Mid Cap Value Fund	1,668,712	35,811	-	517	1,725,259
Fidelity Mid-Cap Stock Fund	857,362	-	700,000	-	189,083
Fidelity Multimedia Portfolio	6,009,194	-	183,589	-	5,679,712
Fidelity Nasdaq Composite Index Fund	2,516,407	1,187	996,000	-	1,537,989
Fidelity Natural Gas Portfolio	11,686	-	-	-	12,456
Fidelity Natural Resources Portfolio	67,875	-	-	-	70,671
Fidelity New Markets Income Fund	2,114,017	20,699	700,000	20,699	1,456,596
Fidelity New Millennium Fund	2,830,011	16,237,689	78,830	-	19,488,127
Fidelity Nordic Fund	7,779,901	-	-	-	8,009,232
Fidelity OTC Portfolio	5,162,774	5,825,560	207,242	-	10,802,638
Fidelity Overseas Fund	2,700,100	1,680,705	-	-	4,417,156
Fidelity Pacific Basin Fund	5,694,704	-	-	-	5,649,410
Fidelity Pharmaceuticals Portfolio	20,830,732	-	-	-	22,576,566
Fidelity Real Estate Income Fund	43,112	160	-	160	45,413
Fidelity Real Estate Investment Portfolio	26,108	-	-	-	28,577
Fidelity Retailing Portfolio	8,444,586	-	-	-	8,203,285
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	9,206
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Small Cap Discovery Fund	$ 3,122,078	$ -	$ 2,800,000	$ -	$ 259,345
Fidelity Small Cap Growth Fund	264,120	-	-	-	265,902
Fidelity Small Cap Stock Fund	11,469	-	-	-	11,524
Fidelity Small Cap Value Fund	260,995	-	-	-	261,646
Fidelity Software & Computer Services Portfolio	34,894,923	2,862,860	552,682	-	37,610,201
Fidelity Stock Selector Large Cap Value Fund (Formerly Fidelity Large Cap Value Fund)	101,356	-	-	-	104,812
Fidelity Technology Portfolio	11,508,486	2,350,124	2,513,138	-	11,403,816
Fidelity Telecom and Utilities Fund	1,264,558	-	1,000,000	-	314,134
Fidelity Telecommunications Portfolio	3,447,415	-	365,572	-	3,081,685
Fidelity Transportation Portfolio	4,444,738	1,425,909	-	-	6,140,457
Fidelity Utilities Portfolio	272,154	-	-	-	300,060
Fidelity Value Discovery Fund	36,416	-	-	-	37,737
Fidelity Value Fund	4,330,632	621,499	-	-	5,140,745
Spartan 500 Index Fund Investor Class	21,737	-	-	-	22,126
Spartan Extended Market Index Fund Investor Class	12,987,300	-	12,870,000	-	185,636
Spartan International Index Fund Investor Class	74,250,749	-	17,241,778	-	57,347,504
Spartan Total Market Index Fund Investor Class	4,317,514	-	3,960,000	-	338,129
Spartan U.S. Bond Index Fund Investor Class	168,261,451	12,188,957	599,088	1,049,061	181,913,874
VIP Mid Cap Portfolio Investor Class	24,078	374	-	-	24,422
Total	$ 876,766,756	$ 153,947,883	$ 125,424,005	$ 1,361,259	$ 917,119,389
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $745,508,956. Net unrealized appreciation aggregated $171,610,433, of which $173,500,735 related to appreciated investment securities and $1,890,302 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

March 31, 2014

1.847121.107

VF85-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 89.5%
	Shares	Value
Domestic Equity Funds - 62.2%
Fidelity Air Transportation Portfolio (c)	14,385	$ 882,682
Fidelity Automotive Portfolio (c)	4,690	264,516
Fidelity Banking Portfolio (c)	389,685	10,607,235
Fidelity Biotechnology Portfolio (c)	1,029	200,516
Fidelity Blue Chip Growth Fund (c)	35,163	2,269,798
Fidelity Blue Chip Value Fund (c)	95,782	1,421,406
Fidelity Brokerage & Investment Management Portfolio (c)	89,270	6,473,862
Fidelity Capital Appreciation Fund (c)	5,450	198,717
Fidelity Chemicals Portfolio (c)	44,621	6,678,946
Fidelity Communications Equipment Portfolio (c)	2,480	77,193
Fidelity Computers Portfolio (c)	53,435	4,116,090
Fidelity Construction & Housing Portfolio (c)	17,686	994,466
Fidelity Consumer Discretionary Portfolio (c)	421,840	13,937,591
Fidelity Consumer Finance Portfolio (c)	65,296	1,067,594
Fidelity Consumer Staples Portfolio (c)	102,103	9,283,226
Fidelity Contrafund (c)	9,734	930,669
Fidelity Defense & Aerospace Portfolio (c)	20,246	2,465,507
Fidelity Disciplined Equity Fund (c)	9,656	318,829
Fidelity Dividend Growth Fund (c)	223	7,993
Fidelity Electronics Portfolio (c)	62,034	4,383,914
Fidelity Energy Portfolio (c)	274,580	15,793,820
Fidelity Energy Service Portfolio (c)	59,857	5,294,907
Fidelity Environmental & Alternative Energy Portfolio (c)	4,215	98,932
Fidelity Equity Dividend Income Fund (c)	1,282	32,007
Fidelity Equity-Income Fund (c)	35,591	2,136,154
Fidelity Financial Services Portfolio (c)	189,893	15,692,750
Fidelity Global Commodity Stock Fund (c)	1,829	26,068
Fidelity Gold Portfolio (a)(c)	89,518	1,840,489
Fidelity Growth & Income Portfolio (c)	987	27,816
Fidelity Growth Company Fund (c)	2,815	344,135
Fidelity Growth Discovery Fund (c)	43,671	964,261
Fidelity Health Care Portfolio (c)	100,003	20,721,629
Fidelity Independence Fund (c)	43,444	1,653,491
Fidelity Industrial Equipment Portfolio (c)	56,840	2,611,780
Fidelity Industrials Portfolio (c)	518,551	17,469,978
Fidelity Insurance Portfolio (c)	61,526	4,140,679
Fidelity IT Services Portfolio (c)	32,237	1,172,465
Fidelity Large Cap Stock Fund (c)	368,818	10,308,470
Fidelity Leisure Portfolio (c)	923	124,182
Fidelity Leveraged Company Stock Fund (c)	3,137	137,758
Fidelity Low-Priced Stock Fund (c)	5,504	277,744
Fidelity Magellan Fund (c)	132	12,398
Fidelity Materials Portfolio (c)	7,799	681,518
Fidelity Medical Delivery Portfolio (c)	2,660	204,242

	Shares	Value
Fidelity Medical Equipment & Systems Portfolio (c)	4,529	$ 173,625
Fidelity Mega Cap Stock Fund (c)	236,863	3,711,637
Fidelity Mid Cap Value Fund (c)	5,138	117,496
Fidelity Mid-Cap Stock Fund (c)	4,165	171,135
Fidelity Multimedia Portfolio (c)	27,340	2,159,571
Fidelity Nasdaq Composite Index Fund (c)	919	50,974
Fidelity Natural Gas Portfolio (c)	941	37,889
Fidelity Natural Resources Portfolio (c)	2,403	92,341
Fidelity New Millennium Fund (c)	175,887	7,186,742
Fidelity OTC Portfolio (c)	91,657	7,314,248
Fidelity Pharmaceuticals Portfolio (c)	123,928	2,580,182
Fidelity Real Estate Investment Portfolio (c)	892	31,172
Fidelity Retailing Portfolio (c)	37,793	3,212,020
Fidelity Series Commodity Strategy Fund (a)(c)	1,089	9,206
Fidelity Small Cap Discovery Fund (c)	6,191	194,573
Fidelity Small Cap Growth Fund (c)	2,762	53,578
Fidelity Small Cap Stock Fund (c)	3,907	82,209
Fidelity Small Cap Value Fund (c)	7,457	149,806
Fidelity Software & Computer Services Portfolio (c)	119,588	14,342,133
Fidelity Stock Selector Large Cap Value Fund (c)	9,603	151,438
Fidelity Technology Portfolio (c)	75,083	9,421,463
Fidelity Telecom and Utilities Fund (c)	1,635	38,160
Fidelity Telecommunications Portfolio (c)	13,818	837,533
Fidelity Transportation Portfolio (c)	34,977	2,740,085
Fidelity Utilities Portfolio (c)	995	73,061
Fidelity Value Discovery Fund (c)	606	13,682
Fidelity Value Fund (c)	4,561	490,476
Fidelity Value Strategies Fund (c)	275	11,361
Spartan 500 Index Fund Investor Class (c)	214	14,234
Spartan Extended Market Index Fund Investor Class (c)	205	11,280
Spartan Total Market Index Fund Investor Class (c)	1,286	70,974
VIP Energy Portfolio Investor Class (c)	17,201	419,199
VIP Mid Cap Portfolio Investor Class (c)	388	14,050
TOTAL DOMESTIC EQUITY FUNDS		224,325,956
International Equity Funds - 27.3%
Fidelity Canada Fund (c)	583	34,351
Fidelity China Region Fund (c)	4,927	160,735
Fidelity Diversified International Fund (c)	587,300	21,501,043
Fidelity Emerging Asia Fund (c)	43,627	1,329,309
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (c)	38,811	355,509
Fidelity Emerging Markets Fund (c)	182,029	4,392,361
Fidelity Europe Fund (c)	394,932	15,659,034
Fidelity International Capital Appreciation Fund (c)	55,402	930,750
Fidelity International Discovery Fund (c)	399,694	15,967,773
Fidelity International Real Estate Fund (c)	1,392	14,376
Equity Funds - continued
	Shares	Value
International Equity Funds - continued
Fidelity International Small Cap Fund (c)	68,033	$ 1,822,614
Fidelity International Small Cap Opportunities Fund (c)	308,309	4,507,484
Fidelity International Value Fund (c)	15,668	140,543
Fidelity Japan Fund (c)	8,892	100,840
Fidelity Japan Smaller Companies Fund (c)	81,405	1,019,191
Fidelity Nordic Fund (c)	65,864	3,036,348
Fidelity Overseas Fund (c)	77,979	3,162,059
Fidelity Pacific Basin Fund (c)	11,914	326,918
Spartan International Index Fund Investor Class (c)	585,370	23,970,882
TOTAL INTERNATIONAL EQUITY FUNDS		98,432,120
TOTAL EQUITY FUNDS (Cost $256,706,474)		322,758,076
Fixed-Income Funds - 10.5%

Fixed-Income Funds - 10.5%
Fidelity Floating Rate High Income Fund (c)	797	7,947
Fidelity Focused High Income Fund (c)	69,411	632,332
Fidelity High Income Fund (c)	546,285	5,173,321

	Shares	Value
Fidelity New Markets Income Fund (c)	5,674	$ 90,556
Fidelity Real Estate Income Fund (c)	1,152	13,403
Spartan U.S. Bond Index Fund Investor Class (c)	2,793,156	32,121,286
TOTAL FIXED-INCOME FUNDS (Cost $36,902,979)		38,038,845
Money Market Funds - 0.0%

Fidelity Institutional Prime Money Market Portfolio Class I 0.01% (b)(c) (Cost $34,225)	34,225	34,225
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $293,643,678)		360,831,146
NET OTHER ASSETS (LIABILITIES) - 0.0%		(60,502)
NET ASSETS - 100%		$ 360,770,644
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 1,724,077	$ -	$ 870,000	$ -	$ 882,682
Fidelity Automotive Portfolio	1,456,984	-	1,167,348	-	264,516
Fidelity Banking Portfolio	7,701,740	4,028,430	1,450,000	-	10,607,235
Fidelity Biotechnology Portfolio	1,477,080	-	1,400,028	-	200,516
Fidelity Blue Chip Growth Fund	1,196,064	1,041,114	-	-	2,269,798
Fidelity Blue Chip Value Fund	-	1,401,766	-	-	1,421,406
Fidelity Brokerage & Investment Management Portfolio	9,443,261	1,544,659	4,200,000	-	6,473,862
Fidelity Canada Fund	34,007	-	-	-	34,351
Fidelity Capital Appreciation Fund	493,910	-	300,000	-	198,717
Fidelity Chemicals Portfolio	3,090,753	3,508,637	-	-	6,678,946
Fidelity China Region Fund	377,484	-	200,000	-	160,735
Fidelity Communications Equipment Portfolio	73,151	-	-	-	77,193
Fidelity Computers Portfolio	5,483,866	-	1,546,150	-	4,116,090
Fidelity Construction & Housing Portfolio	866,394	249,619	136,738	-	994,466
Fidelity Consumer Discretionary Portfolio	13,612,436	513,276	159,140	-	13,937,591
Fidelity Consumer Finance Portfolio	2,192,220	-	1,108,306	-	1,067,594
Fidelity Consumer Staples Portfolio	13,529,608	111,511	4,359,630	-	9,283,226
Fidelity Contrafund	500,621	431,261	-	-	930,669
Fidelity Defense & Aerospace Portfolio	2,477,250	-	-	-	2,465,507
Fidelity Disciplined Equity Fund	4,356,302	421,916	4,440,010	-	318,829
Fidelity Diversified International Fund	17,738,041	3,930,805	14,087	-	21,501,043
Fidelity Dividend Growth Fund	7,876	-	-	-	7,993
Fidelity Electronics Portfolio	2,200,902	1,927,491	-	-	4,383,914
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Asia Fund	$ 1,541,612	$ -	$ 195,898	$ -	$ 1,329,309
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	356,673	-	-	-	355,509
Fidelity Emerging Markets Fund	3,107,945	1,462,650	196,989	-	4,392,361
Fidelity Energy Portfolio	8,145,068	7,326,159	85,862	-	15,793,820
Fidelity Energy Service Portfolio	4,673,665	1,526,289	1,086,953	-	5,294,907
Fidelity Environmental & Alternative Energy Portfolio	96,235	-	-	-	98,932
Fidelity Equity Dividend Income Fund	31,584	-	-	-	32,007
Fidelity Equity-Income Fund	1,305,301	2,233,557	1,431,467	-	2,136,154
Fidelity Europe Capital Appreciation Fund	5,696	908,189	-	8,189	-
Fidelity Europe Fund	11,082,898	3,415,807	-	-	15,659,034
Fidelity Financial Services Portfolio	3,179,016	12,317,834	-	-	15,692,750
Fidelity Floating Rate High Income Fund	7,874	64	-	64	7,947
Fidelity Focused High Income Fund	625,783	7,125	8,187	7,125	632,332
Fidelity Global Commodity Stock Fund	25,848	-	-	-	26,068
Fidelity Gold Portfolio	6,413	2,050,000	-	-	1,840,489
Fidelity Growth & Income Portfolio	631,295	-	600,000	-	27,816
Fidelity Growth Company Fund	335,476	1,967	-	-	344,135
Fidelity Growth Discovery Fund	439,496	519,139	-	-	964,261
Fidelity Health Care Portfolio	20,071,686	4,054,930	5,624,231	-	20,721,629
Fidelity High Income Fund	4,441,205	682,115	-	64,066	5,173,321
Fidelity Independence Fund	294,914	1,400,000	-	-	1,653,491
Fidelity Industrial Equipment Portfolio	4,631,391	-	2,000,000	-	2,611,780
Fidelity Industrials Portfolio	22,558,946	171,115	5,195,875	-	17,469,978
Fidelity Institutional Prime Money Market Portfolio Class I	772	1,433,386	1,399,932	-	34,225
Fidelity Insurance Portfolio	10,690,013	-	6,313,696	-	4,140,679
Fidelity International Capital Appreciation Fund	723,688	202,275	-	-	930,750
Fidelity International Discovery Fund	19,308,143	1,266,962	4,300,000	-	15,967,773
Fidelity International Real Estate Fund	14,153	-	-	-	14,376
Fidelity International Small Cap Fund	3,339,998	-	1,505,140	-	1,822,614
Fidelity International Small Cap Opportunities Fund	1,217,801	3,174,547	-	-	4,507,484
Fidelity International Value Fund	141,796	-	-	-	140,543
Fidelity IT Services Portfolio	6,128,504	207,401	5,018,965	-	1,172,465
Fidelity Japan Fund	107,065	-	-	-	100,840
Fidelity Japan Smaller Companies Fund	3,428,255	-	2,232,884	-	1,019,191
Fidelity Large Cap Stock Fund	5,201,963	4,906,033	24	-	10,308,470
Fidelity Leisure Portfolio	122,863	-	-	-	124,182
Fidelity Leveraged Company Stock Fund	135,656	-	-	-	137,758
Fidelity Low-Priced Stock Fund	1,584,712	-	1,300,000	-	277,744
Fidelity Magellan Fund	12,151	-	-	-	12,398
Fidelity Materials Portfolio	470,363	200,000	-	-	681,518
Fidelity Medical Delivery Portfolio	194,028	-	-	-	204,242
Fidelity Medical Equipment & Systems Portfolio	161,851	-	-	-	173,625
Fidelity Mega Cap Stock Fund	3,591,727	1,895,220	1,838,601	-	3,711,637
Fidelity Mid Cap Value Fund	113,645	2,439	-	35	117,496
Fidelity Mid-Cap Stock Fund	743,597	-	600,000	-	171,135
Fidelity Multimedia Portfolio	2,376,137	-	156,713	-	2,159,571
Fidelity Nasdaq Composite Index Fund	50,601	24	-	-	50,974
Fidelity Natural Gas Portfolio	35,547	-	-	-	37,889
Fidelity Natural Resources Portfolio	88,688	-	-	-	92,341
Fidelity New Markets Income Fund	575,464	3,337	480,000	3,337	90,556
Fidelity New Millennium Fund	2,987,493	4,038,768	24,215	-	7,186,742
Fidelity Nordic Fund	2,949,407	-	-	-	3,036,348
Fidelity OTC Portfolio	2,021,928	5,352,564	22,167	-	7,314,248
Fidelity Overseas Fund	14,120	3,097,695	-	-	3,162,059
Fidelity Pacific Basin Fund	542,636	-	200,000	-	326,918
Fidelity Pharmaceuticals Portfolio	2,380,658	-	-	-	2,580,182
Fidelity Real Estate Income Fund	12,724	47	-	47	13,403
Fidelity Real Estate Investment Portfolio	28,478	-	-	-	31,172
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Retailing Portfolio	$ 3,428,010	$ -	$ 117,537	$ -	$ 3,212,020
Fidelity Series Commodity Strategy Fund	8,628	-	-	-	9,206
Fidelity Small Cap Discovery Fund	1,475,771	-	1,257,208	-	194,573
Fidelity Small Cap Growth Fund	53,219	-	-	-	53,578
Fidelity Small Cap Stock Fund	81,818	-	-	-	82,209
Fidelity Small Cap Value Fund	2,430,280	-	2,250,000	-	149,806
Fidelity Software & Computer Services Portfolio	14,872,498	604,293	1,268,407	-	14,342,133
Fidelity Stock Selector Large Cap Value Fund (Formerly Fidelity Large Cap Value Fund)	146,444	-	-	-	151,438
Fidelity Technology Portfolio	3,564,904	5,978,896	97,812	-	9,421,463
Fidelity Telecom and Utilities Fund	104,218	-	70,000	-	38,160
Fidelity Telecommunications Portfolio	1,036,511	-	196,026	-	837,533
Fidelity Transportation Portfolio	2,160,489	1,662,742	1,150,000	-	2,740,085
Fidelity Utilities Portfolio	66,267	-	-	-	73,061
Fidelity Value Discovery Fund	13,203	-	-	-	13,682
Fidelity Value Fund	215,727	257,459	-	-	490,476
Fidelity Value Strategies Fund	11,253	-	-	-	11,361
Spartan 500 Index Fund Investor Class	13,984	-	-	-	14,234
Spartan Extended Market Index Fund Investor Class	10,973	-	-	-	11,280
Spartan International Index Fund Investor Class	24,218,616	-	401,794	-	23,970,882
Spartan Total Market Index Fund Investor Class	69,598	-	-	-	70,974
Spartan U.S. Bond Index Fund Investor Class	28,881,813	4,289,894	1,396,479	182,129	32,121,286
VIP Energy Portfolio Investor Class	408,751	2,309	-	-	419,199
VIP Mid Cap Portfolio Investor Class	13,852	215	-	-	14,050
Total	$ 332,413,499	$ 95,763,931	$ 71,374,499	$ 264,992	$ 360,831,146
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $293,853,426. Net unrealized appreciation aggregated $66,977,720, of which $68,137,068 related to appreciated investment securities and $1,159,348 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

March 31, 2014

1.799863.110

VIPIGB-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.5%
	Shares	Value
Fidelity Specialized High Income Central Fund (c)	366,166	$ 39,296,926
Fidelity VIP Investment Grade Central Fund (c)	27,810,674	2,912,611,929
TOTAL FIXED-INCOME FUNDS (Cost $2,918,455,838)		2,951,908,855
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
CommonWealth REIT 5.875% 9/15/20 (Cost $584,621)	$ 546,000	574,660
Asset-Backed Securities - 0.0%

Ally Master Owner Trust Series 2012-3 Class A2, 1.21% 6/15/17 (Cost $439,951)	440,000	443,216
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3643% 5/25/47 (b)	366,855	276,952
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3243% 2/25/37 (b)	1,025,048	935,115
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6156% 3/25/35 (b)	706,958	512,509
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $754,363)		1,724,576
Money Market Funds - 0.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $10,628,942)	10,628,942	$ 10,628,942
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,930,863,715)		2,965,280,249
NET OTHER ASSETS (LIABILITIES) - 0.0%		380,940
NET ASSETS - 100%		$ 2,965,661,189
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity CentralFund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,817
Fidelity Specialized High Income Central Fund	507,669
Fidelity VIP Investment Grade Central Fund	21,106,362
Total	$ 21,616,848
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,285,173	$ 507,669	$ -	$ 39,296,926	9.5%
Fidelity VIP Investment Grade Central Fund	2,902,063,071	21,105,788	50,972,652	2,912,611,929	71.3%
Total	$ 2,940,348,244	$ 21,613,457	$ 50,972,652	$ 2,951,908,855
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 574,660	$ -	$ 574,660	$ -
Asset-Backed Securities	443,216	-	443,216	-
Collateralized Mortgage Obligations	1,724,576	-	1,724,576	-
Fixed-Income Funds	2,951,908,855	2,951,908,855	-	-
Money Market Funds	10,628,942	10,628,942	-	-
Total Investments in Securities:	$ 2,965,280,249	$ 2,962,537,797	$ 2,742,452	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $2,876,499,127. Net unrealized appreciation aggregated $88,781,122, of which $105,964,860 related to appreciated investment securities and $17,183,738 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2005 Portfolio

March 31, 2014

1.830286.108

VIPIFF2005-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	29,291	$ 1,021,386
VIP Equity-Income Portfolio Investor Class (b)	46,006	1,088,498
VIP Growth & Income Portfolio Investor Class (b)	64,367	1,242,922
VIP Growth Portfolio Investor Class (b)	17,813	1,056,468
VIP Mid Cap Portfolio Investor Class (b)	8,387	303,429
VIP Value Portfolio Investor Class (b)	51,421	790,333
VIP Value Strategies Portfolio Investor Class (b)	26,254	379,364
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,987,108)		5,882,400
International Equity Funds - 11.5%

VIP Emerging Markets Portfolio Investor Class R (b)	55,075	494,572
VIP Overseas Portfolio Investor Class R (b)	94,053	1,876,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,262,459)		2,370,921
Bond Funds - 40.3%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	218,649	$ 1,296,588
VIP Investment Grade Bond Portfolio Investor Class (b)	557,937	7,007,690
TOTAL BOND FUNDS (Cost $8,374,175)		8,304,278
Short-Term Funds - 19.7%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $4,070,497)	4,070,497	4,070,497
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $19,694,239)		20,628,096
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 20,628,094
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 911,805	$ 110,981	$ 20,354	$ -	$ 1,021,386
VIP Emerging Markets Portfolio Investor Class R	454,347	47,643	9,208	-	494,572
VIP Equity-Income Portfolio Investor Class	922,167	164,621	21,390	-	1,088,498
VIP Growth & Income Portfolio Investor Class	1,074,680	175,022	24,440	-	1,242,922
VIP Growth Portfolio Investor Class	952,455	97,231	30,286	-	1,056,468
VIP High Income Portfolio Investor Class	1,167,676	122,695	24,925	-	1,296,588
VIP Investment Grade Bond Portfolio Investor Class	6,466,853	669,395	254,563	-	7,007,690
VIP Mid Cap Portfolio Investor Class	277,826	32,005	6,409	-	303,429
VIP Money Market Portfolio Investor Class	3,863,625	391,575	184,702	96	4,070,497
VIP Overseas Portfolio Investor Class R	1,780,247	185,692	34,649	-	1,876,349
VIP Value Portfolio Investor Class	693,182	101,020	15,718	-	790,333
VIP Value Strategies Portfolio Investor Class	347,060	35,940	7,687	-	379,364
Total	$ 18,911,923	$ 2,133,820	$ 634,331	$ 96	$ 20,628,096
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $19,767,537. Net unrealized appreciation aggregated $860,559, of which $1,185,157 related to appreciated investment securities and $324,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2010 Portfolio

March 31, 2014

1.830287.108

VIPIFF2010-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 34.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	101,492	$ 3,539,017
VIP Equity-Income Portfolio Investor Class (b)	159,306	3,769,172
VIP Growth & Income Portfolio Investor Class (b)	222,928	4,304,743
VIP Growth Portfolio Investor Class (b)	61,747	3,662,203
VIP Mid Cap Portfolio Investor Class (b)	28,990	1,048,853
VIP Value Portfolio Investor Class (b)	178,223	2,739,291
VIP Value Strategies Portfolio Investor Class (b)	90,221	1,303,689
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,066,798)		20,366,968
International Equity Funds - 14.1%

VIP Emerging Markets Portfolio Investor Class R (b)	188,580	1,693,445
VIP Overseas Portfolio Investor Class R (b)	328,077	6,545,133
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,512,101)		8,238,578
Bond Funds - 36.5%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	640,810	$ 3,800,001
VIP Investment Grade Bond Portfolio Investor Class (b)	1,397,131	17,547,964
TOTAL BOND FUNDS (Cost $21,567,138)		21,347,965
Short-Term Funds - 14.6%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $8,500,867)	8,500,867	8,500,867
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $55,646,904)		58,454,378
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$ 58,454,384
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 3,704,040	$ 126,901	$ 351,009	$ -	$ 3,539,017
VIP Emerging Markets Portfolio Investor Class R	1,829,893	32,428	159,654	-	1,693,445
VIP Equity-Income Portfolio Investor Class	3,723,037	349,552	369,096	-	3,769,172
VIP Growth & Income Portfolio Investor Class	4,359,163	325,469	421,075	-	4,304,743
VIP Growth Portfolio Investor Class	3,887,719	65,091	434,759	-	3,662,203
VIP High Income Portfolio Investor Class	3,943,378	69,170	310,976	-	3,800,001
VIP Investment Grade Bond Portfolio Investor Class	18,992,757	337,268	2,147,366	-	17,547,964
VIP Mid Cap Portfolio Investor Class	1,130,072	34,812	110,754	-	1,048,853
VIP Money Market Portfolio Investor Class	9,536,485	162,204	1,197,822	219	8,500,867
VIP Overseas Portfolio Investor Class R	7,256,024	125,048	600,901	-	6,545,133
VIP Value Portfolio Investor Class	2,804,584	173,330	270,632	-	2,739,291
VIP Value Strategies Portfolio Investor Class	1,404,092	24,017	132,357	-	1,303,689
Total	$ 62,571,244	$ 1,825,290	$ 6,506,401	$ 219	$ 58,454,378
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $55,877,514. Net unrealized appreciation aggregated $2,576,864, of which $4,007,045 related to appreciated investment securities and $1,430,181 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

March 31, 2014

1.830290.108

VIPIFF2015-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.2%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	197,551	$ 6,888,620
VIP Equity-Income Portfolio Investor Class (b)	295,198	6,984,391
VIP Growth & Income Portfolio Investor Class (b)	417,607	8,063,983
VIP Growth Portfolio Investor Class (b)	124,084	7,359,413
VIP Mid Cap Portfolio Investor Class (b)	57,260	2,071,657
VIP Value Portfolio Investor Class (b)	342,166	5,259,086
VIP Value Strategies Portfolio Investor Class (b)	178,159	2,574,392
TOTAL DOMESTIC EQUITY FUNDS (Cost $32,084,444)		39,201,542
International Equity Funds - 16.6%

VIP Emerging Markets Portfolio Investor Class R (b)	376,648	3,382,297
VIP Overseas Portfolio Investor Class R (b)	644,003	12,847,852
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,598,170)		16,230,149
Bond Funds - 33.2%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,079,975	$ 6,404,252
VIP Investment Grade Bond Portfolio Investor Class (b)	2,065,251	25,939,549
TOTAL BOND FUNDS (Cost $32,712,662)		32,343,801
Short-Term Funds - 10.0%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $9,793,102)	9,793,102	9,793,102
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $90,188,378)		97,568,594
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 97,568,592
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 6,800,272	$ 264,690	$ 304,105	$ -	$ 6,888,620
VIP Emerging Markets Portfolio Investor Class R	3,387,514	135,671	140,008	-	3,382,297
VIP Equity-Income Portfolio Investor Class	6,869,108	303,079	319,670	-	6,984,391
VIP Growth & Income Portfolio Investor Class	8,019,368	319,792	364,809	-	8,063,983
VIP Growth Portfolio Investor Class	7,109,253	270,843	310,853	-	7,359,413
VIP High Income Portfolio Investor Class	6,244,518	251,736	254,198	-	6,404,252
VIP Investment Grade Bond Portfolio Investor Class	25,881,469	1,060,457	1,502,118	-	25,939,549
VIP Mid Cap Portfolio Investor Class	2,054,489	109,122	88,717	-	2,071,657
VIP Money Market Portfolio Investor Class	9,862,291	394,400	463,589	242	9,793,102
VIP Overseas Portfolio Investor Class R	13,270,508	515,784	530,250	-	12,847,852
VIP Value Portfolio Investor Class	5,157,500	266,592	234,462	-	5,259,086
VIP Value Strategies Portfolio Investor Class	2,564,781	99,922	114,757	-	2,574,392
Total	$ 97,221,071	$ 3,992,088	$ 4,627,536	$ 242	$ 97,568,594
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $90,582,560. Net unrealized appreciation aggregated $6,986,034, of which $8,794,669 related to appreciated investment securities and $1,808,635 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2020 Portfolio

March 31, 2014

1.830296.108

VIPIFF2020-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	381,960	$ 13,318,936
VIP Equity-Income Portfolio Investor Class (b)	573,172	13,561,254
VIP Growth & Income Portfolio Investor Class (b)	809,384	15,629,207
VIP Growth Portfolio Investor Class (b)	238,995	14,174,772
VIP Mid Cap Portfolio Investor Class (b)	110,555	3,999,885
VIP Value Portfolio Investor Class (b)	662,412	10,181,271
VIP Value Strategies Portfolio Investor Class (b)	345,078	4,986,382
TOTAL DOMESTIC EQUITY FUNDS (Cost $62,701,151)		75,851,707
International Equity Funds - 18.3%

VIP Emerging Markets Portfolio Investor Class R (b)	723,185	6,494,202
VIP Overseas Portfolio Investor Class R (b)	1,240,454	24,747,050
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $29,846,666)		31,241,252
Bond Funds - 30.8%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,904,725	$ 11,295,022
VIP Investment Grade Bond Portfolio Investor Class (b)	3,273,826	41,119,250
TOTAL BOND FUNDS (Cost $53,256,541)		52,414,272
Short-Term Funds - 6.4%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $10,818,022)	10,818,022	10,818,022
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $156,622,380)		170,325,253
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 170,325,254
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 12,511,725	$ 711,338	$ 149,572	$ -	$ 13,318,936
VIP Emerging Markets Portfolio Investor Class R	6,193,977	362,071	70,972	-	6,494,202
VIP Equity-Income Portfolio Investor Class	12,660,933	794,095	157,220	-	13,561,254
VIP Growth & Income Portfolio Investor Class	14,767,731	857,365	179,478	-	15,629,207
VIP Growth Portfolio Investor Class	13,066,290	727,203	152,966	-	14,174,772
VIP High Income Portfolio Investor Class	10,519,736	622,743	126,604	-	11,295,022
VIP Investment Grade Bond Portfolio Investor Class	38,622,409	2,305,603	573,153	-	41,119,250
VIP Mid Cap Portfolio Investor Class	3,780,589	267,188	43,596	-	3,999,885
VIP Money Market Portfolio Investor Class	10,350,270	612,092	144,340	262	10,818,022
VIP Overseas Portfolio Investor Class R	24,402,297	1,385,150	274,757	-	24,747,050
VIP Value Portfolio Investor Class	9,491,884	666,140	115,382	-	10,181,271
VIP Value Strategies Portfolio Investor Class	4,724,784	268,054	56,367	-	4,986,382
Total	$ 161,092,625	$ 9,579,042	$ 2,044,407	$ 262	$ 170,325,253
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $157,240,195. Net unrealized appreciation aggregated $13,085,058, of which $16,441,034 related to appreciated investment securities and $3,355,976 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2025 Portfolio

March 31, 2014

1.830297.108

VIPIFF2025-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	319,261	$ 11,132,626
VIP Equity-Income Portfolio Investor Class (b)	498,684	11,798,872
VIP Growth & Income Portfolio Investor Class (b)	696,270	13,444,978
VIP Growth Portfolio Investor Class (b)	185,518	11,003,088
VIP Mid Cap Portfolio Investor Class (b)	93,477	3,382,013
VIP Value Portfolio Investor Class (b)	564,221	8,672,075
VIP Value Strategies Portfolio Investor Class (b)	292,613	4,228,257
TOTAL DOMESTIC EQUITY FUNDS (Cost $49,905,968)		63,661,909
International Equity Funds - 21.7%

VIP Emerging Markets Portfolio Investor Class R (b)	618,840	5,557,179
VIP Overseas Portfolio Investor Class R (b)	1,054,634	21,039,941
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $24,075,524)		26,597,120
Bond Funds - 26.2%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	1,395,472	$ 8,275,149
VIP Investment Grade Bond Portfolio Investor Class (b)	1,905,369	23,931,437
TOTAL BOND FUNDS (Cost $32,676,994)		32,206,586
Short-Term Funds - 0.2%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $299,238)	299,238	299,238
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $106,957,724)		122,764,853
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 122,764,854
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 10,516,884	$ 869,373	$ 467,969	$ -	$ 11,132,626
VIP Emerging Markets Portfolio Investor Class R	5,230,757	438,876	128,824	-	5,557,179
VIP Equity-Income Portfolio Investor Class	10,643,828	1,176,175	269,052	-	11,798,872
VIP Growth & Income Portfolio Investor Class	12,419,336	1,153,774	307,019	-	13,444,978
VIP Growth Portfolio Investor Class	10,975,652	888,854	1,311,546	-	11,003,088
VIP High Income Portfolio Investor Class	7,602,691	664,132	195,618	-	8,275,149
VIP Investment Grade Bond Portfolio Investor Class	21,475,869	2,607,330	573,252	-	23,931,437
VIP Mid Cap Portfolio Investor Class	3,157,396	303,992	79,766	-	3,382,013
VIP Money Market Portfolio Investor Class	5	307,482	8,249	5	299,238
VIP Overseas Portfolio Investor Class R	20,461,266	1,695,262	497,527	-	21,039,941
VIP Value Portfolio Investor Class	7,973,371	770,222	197,417	-	8,672,075
VIP Value Strategies Portfolio Investor Class	3,949,942	328,061	96,560	-	4,228,257
Total	$ 114,406,997	$ 11,203,533	$ 4,132,799	$ 5	$ 122,764,853
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $107,394,829. Net unrealized appreciation aggregated $15,370,024, of which $17,084,500 related to appreciated investment securities and $1,714,476 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® 2030 Portfolio

March 31, 2014

1.830291.108

VIPIFF2030-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 60.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	365,379	$ 12,740,782
VIP Equity-Income Portfolio Investor Class (a)	567,714	13,432,109
VIP Growth & Income Portfolio Investor Class (a)	793,956	15,331,286
VIP Growth Portfolio Investor Class (a)	213,644	12,671,214
VIP Mid Cap Portfolio Investor Class (a)	104,792	3,791,361
VIP Value Portfolio Investor Class (a)	646,921	9,943,181
VIP Value Strategies Portfolio Investor Class (a)	335,518	4,848,241
TOTAL DOMESTIC EQUITY FUNDS (Cost $60,846,738)		72,758,174
International Equity Funds - 25.6%

VIP Emerging Markets Portfolio Investor Class R (a)	711,501	6,389,282
VIP Overseas Portfolio InvestorClass R (a)	1,212,810	24,195,552
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,716,947)		30,584,834
Bond Funds - 13.6%
	Shares	Value
VIP High Income Portfolio Investor Class (a)	1,384,118	$ 8,207,818
VIP Investment Grade Bond Portfolio Investor Class (a)	638,462	8,019,088
TOTAL BOND FUNDS (Cost $16,487,950)		16,226,906
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $106,051,635)		119,569,914
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2)
NET ASSETS - 100%		$ 119,569,912
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 12,030,459	$ 843,311	$ 367,777	$ -	$ 12,740,782
VIP Emerging Markets Portfolio Investor Class R	5,978,050	430,264	33,674	-	6,389,282
VIP Equity-Income Portfolio Investor Class	12,205,231	1,034,034	76,424	-	13,432,109
VIP Growth & Income Portfolio Investor Class	14,215,080	1,015,895	87,247	-	15,331,286
VIP Growth Portfolio Investor Class	12,535,331	862,388	1,231,021	-	12,671,214
VIP High Income Portfolio Investor Class	7,508,823	553,250	55,741	-	8,207,818
VIP Investment Grade Bond Portfolio Investor Class	6,049,929	1,971,934	130,079	-	8,019,088
VIP Mid Cap Portfolio Investor Class	3,592,490	302,321	98,885	-	3,791,361
VIP Overseas Portfolio Investor Class R	23,409,916	1,639,613	128,240	-	24,195,552
VIP Value Portfolio Investor Class	9,125,369	764,416	84,670	-	9,943,181
VIP Value Strategies Portfolio Investor Class	4,506,694	318,205	27,406	-	4,848,241
Total	$ 111,157,372	$ 9,735,631	$ 2,321,164	$ -	$ 119,569,914
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $106,473,223. Net unrealized appreciation aggregated $13,096,691, of which $14,965,471 related to appreciated investment securities and $1,868,780 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom® Income Portfolio

March 31, 2014

1.830283.108

VIPIFFINC-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (b)	52,250	$ 1,821,972
VIP Equity-Income Portfolio Investor Class (b)	81,081	1,918,373
VIP Growth & Income Portfolio Investor Class (b)	114,258	2,206,331
VIP Growth Portfolio Investor Class (b)	30,343	1,799,619
VIP Mid Cap Portfolio Investor Class (b)	15,220	550,651
VIP Value Portfolio Investor Class (b)	93,122	1,431,278
VIP Value Strategies Portfolio Investor Class (b)	48,338	698,488
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,322,666)		10,426,712
International Equity Funds - 7.2%

VIP Emerging Markets Portfolio Investor Class R (b)	104,984	942,758
VIP Overseas Portfolio Investor Class R (b)	175,368	3,498,583
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,705,870)		4,441,341
Bond Funds - 46.4%
	Shares	Value
VIP High Income Portfolio Investor Class (b)	631,426	$ 3,744,353
VIP Investment Grade Bond Portfolio Investor Class (b)	1,965,768	24,690,048
TOTAL BOND FUNDS (Cost $28,622,184)		28,434,401
Short-Term Funds - 29.4%

VIP Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $18,000,407)	18,000,407	18,000,407
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,651,127)		61,302,861
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 61,302,862
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
VIP Contrafund Portfolio Investor Class	$ 1,828,510	$ 128,680	$ 171,551	$ -	$ 1,821,972
VIP Emerging Markets Portfolio Investor Class R	923,538	66,076	48,587	-	942,758
VIP Equity-Income Portfolio Investor Class	1,849,086	141,971	111,207	-	1,918,373
VIP Growth & Income Portfolio Investor Class	2,150,832	154,859	126,956	-	2,206,331
VIP Growth Portfolio Investor Class	1,906,316	131,754	323,843	-	1,799,619
VIP High Income Portfolio Investor Class	3,595,571	263,508	208,964	-	3,744,353
VIP Investment Grade Bond Portfolio Investor Class	23,919,858	1,768,865	1,463,361	-	24,690,048
VIP Mid Cap Portfolio Investor Class	544,698	45,902	39,805	-	550,651
VIP Money Market Portfolio Investor Class	17,885,497	1,638,652	1,523,742	439	18,000,407
VIP Overseas Portfolio Investor Class R	3,538,221	249,694	182,776	-	3,498,583
VIP Value Portfolio Investor Class	1,389,783	116,247	95,166	-	1,431,278
VIP Value Strategies Portfolio Investor Class	682,371	48,310	39,694	-	698,488
Total	$ 60,214,281	$ 4,754,518	$ 4,335,652	$ 439	$ 61,302,861
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $58,808,743. Net unrealized appreciation aggregated $2,494,118, of which $3,115,431 related to appreciated investment securities and $621,313 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

March 31, 2014

1.814641.109

VIPMM-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 50.1%
	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 5.0%
Citibank NA
5/12/14 to 8/12/14	0.21 to 0.24%	$ 104,000,000	$ 104,000,000
RBS Citizens NA
4/28/14	0.30	11,000,000	11,000,000
			115,000,000
London Branch, Eurodollar, Foreign Banks - 2.7%
BNP Paribas SA
6/13/14	0.25	2,000,000	2,000,000
Credit Agricole SA
6/2/14	0.26	9,000,000	9,000,000
ING Bank NV
4/4/14	0.20	22,000,000	22,000,000
Mizuho Corporate Bank Ltd.
5/6/14	0.25	4,000,000	4,000,019
National Australia Bank Ltd.
4/8/14 to 6/30/14	0.18 to 0.20 (c)	25,000,000	25,000,000
			62,000,019
New York Branch, Yankee Dollar, Foreign Banks - 42.4%
Bank of Montreal Chicago CD Program
6/16/14 to 12/12/14	0.18 to 0.21 (c)	40,000,000	40,000,000
Bank of Nova Scotia
7/7/14 to 3/31/15	0.20 to 0.30 (c)	75,000,000	75,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/2/14 to 6/3/14	0.25 to 0.72 (c)	95,000,000	95,000,101
BNP Paribas New York Branch
4/10/14 to 8/7/14	0.25 to 0.27	74,000,000	74,000,000
Canadian Imperial Bank of Commerce
8/29/14 to 12/12/14	0.25 to 0.28 (c)	36,000,000	36,000,000
Credit Agricole CIB
6/3/14 to 7/7/14	0.25 to 0.26	60,000,000	60,000,000
Credit Suisse AG
6/6/14 to 9/8/14	0.30 to 0.31 (c)	55,000,000	55,000,000
Deutsche Bank
5/29/14	0.23	30,000,000	30,000,000
Mizuho Corporate Bank Ltd.
4/17/14 to 7/15/14	0.25	77,000,000	77,000,000
Natexis Banques Populaires New York Branch
5/2/14 to 6/5/14	0.23 to 0.26	76,000,000	76,000,000
National Bank of Canada
6/9/14 to 9/17/14	0.30 to 0.35 (c)	53,000,000	52,997,086
Nordea Bank AB
4/14/14	0.20	5,000,000	5,000,000
Royal Bank of Canada
6/3/14	0.20 (c)	8,000,000	8,000,000
Skandinaviska Enskilda Banken
8/1/14	0.24	18,000,000	18,000,000

	Yield (a)	Principal Amount	Value
Societe Generale
5/5/14	0.25% (c)	$ 34,000,000	$ 34,000,000
Sumitomo Mitsui Banking Corp.
4/25/14 to 9/15/14	0.22 to 0.32 (c)	114,500,000	114,500,000
Sumitomo Mitsui Trust Banking Ltd.
5/5/14 to 7/23/14	0.26 to 0.27	49,000,000	49,000,000
Svenska Handelsbanken, Inc.
9/25/14	0.22	23,000,000	23,000,565
Toronto-Dominion Bank
4/7/14 to 10/10/14	0.21 to 0.25	35,000,000	35,000,000
UBS AG
7/11/14	0.28 (c)	13,000,000	13,000,000
			970,497,752
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,147,497,771)			1,147,497,771
Financial Company Commercial Paper - 11.6%

Barclays Bank PLC/Barclays U.S. CCP Funding LLC
4/15/14 to 5/6/14	0.21 to 0.23	38,000,000	37,996,329
Barclays U.S. Funding Corp.
6/25/14	0.23	8,000,000	7,995,656
BNP Paribas Finance, Inc.
4/4/14 to 6/24/14	0.25	30,000,000	29,992,194
Credit Agricole North America
4/1/14	0.07	45,000,000	45,000,000
Credit Suisse AG
4/1/14 to 4/7/14	0.28	12,000,000	11,999,813
General Electric Capital Corp.
5/1/14 to 5/5/14	0.22	6,000,000	5,998,839
ING U.S. Funding LLC (ING Bank NV Guaranteed)
4/17/14	0.20	36,500,000	36,496,756
JPMorgan Securities LLC
5/23/14	0.30	27,000,000	26,988,300
9/3/14	0.27	9,000,000	8,989,538
Skandinaviska Enskilda Banken AB
8/11/14 to 8/18/14	0.24	23,000,000	22,979,666
Svenska Handelsbanken, Inc.
9/22/14	0.22	13,000,000	12,986,177
Swedbank AB
7/21/14	0.24	19,000,000	18,986,233
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $266,409,501)			266,409,501
Asset Backed Commercial Paper - 0.8%

Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
4/28/14	0.17	8,000,000	7,998,980
Asset Backed Commercial Paper - continued
	Yield (a)	Principal Amount	Value
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
5/28/14	0.24%	$ 10,000,000	$ 9,996,200
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $17,995,180)			17,995,180
Other Commercial Paper - 2.2%

BPCE SA
5/14/14	0.25	15,000,000	14,995,521
Northeast Utilities
4/3/14 to 4/7/14	0.22 to 0.23	5,000,000	4,999,834
Sempra Global
4/7/14 to 4/21/14	0.26 to 0.29	7,000,000	6,999,264
Tesco Treasury Services PLC
4/7/14	0.20	5,000,000	4,999,833
The Coca-Cola Co.
5/2/14 to 5/5/14	0.19	6,000,000	5,998,971
Verizon Communications, Inc.
5/14/14	0.35 (c)	12,000,000	12,000,000
TOTAL OTHER COMMERCIAL PAPER (Cost $49,993,423)			49,993,423
Treasury Debt - 9.5%

U.S. Treasury Obligations - 9.5%
U.S. Treasury Bills
4/24/14 to 10/16/14	0.10 to 0.16	104,000,000	103,965,858
U.S. Treasury Notes
4/15/14 to 11/15/14	0.09 to 0.18	112,800,000	113,549,404
TOTAL TREASURY DEBT (Cost $217,515,262)			217,515,262
Other Note - 1.1%

Medium-Term Notes - 1.1%
Dominion Resources, Inc.
5/14/14	0.36 (b)(c)	6,000,000	6,000,000
Svenska Handelsbanken AB
9/15/14 to 9/26/14	0.27 to0.28 (b)(c)	18,000,000	18,000,000
TOTAL OTHER NOTE (Cost $24,000,000)			24,000,000
Variable Rate Demand Note - 0.1%
	Yield (a)	Principal Amount	Value
Florida - 0.1%
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, LOC Bank of America NA, VRDN
4/7/14	0.11% (c)
(Cost $1,100,000)		$ 1,100,000	$ 1,100,000
Government Agency Debt - 3.6%

Federal Agencies - 3.6%
Federal Home Loan Bank
10/30/14 to 10/23/15	0.16 to 0.25 (c)	40,720,000	40,720,000
Freddie Mac
6/26/15 to 7/17/15	0.14 to 0.15 (c)	42,000,000	41,994,657
TOTAL GOVERNMENT AGENCY DEBT (Cost $82,714,657)			82,714,657
Other Municipal Debt - 0.8%

Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.28% tender 4/10/14, CP mode	2,200,000		2,200,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 A, 0.33% tender 4/9/14, CP mode (d)	5,000,000		5,000,000
Texas - 0.5%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14	10,600,000		10,678,109
TOTAL OTHER MUNICIPAL DEBT (Cost $17,878,109)		17,878,109
Government Agency Repurchase Agreement - 9.0%
	Maturity Amount
In a joint trading account at 0.1% dated 3/31/14 due 4/1/14 (Collateralized by U.S. Government Obligations) #	$ 165,304,455		165,304,000
With Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.12%, dated 3/31/14 due 4/7/14 (Collateralized by U.S. Treasury Obligations valued at $7,210,137, 4.5%, 5/15/38)	7,000,163		7,000,000
0.13%, dated:
1/16/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $8,162,210, 2.11% - 6%, 4/1/25 - 10/1/43)	8,002,542		8,000,000
1/29/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $7,141,599, 1.88% - 6%, 7/1/26 - 8/1/43)	7,002,149		7,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount		Value
With Mitsubishi UFJ Securities (U.S.A.), Inc. at: - continued
0.15%, dated:
2/18/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $6,121,071, 1.89% - 5%, 7/1/26 - 6/1/42)	$ 6,002,475		$ 6,000,000
2/19/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $6,121,046, 1.89% - 6%, 7/1/26 - 6/1/42)	6,002,500		6,000,000
0.17%, dated 12/16/13 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $7,143,574, 1.88% - 5%, 7/1/26 - 10/1/43)	7,004,297		7,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $206,304,000)		206,304,000
Other Repurchase Agreement - 10.5%

Other Repurchase Agreement - 10.5%
With:
BNP Paribas Securities Corp. at:
0.28%, dated 3/14/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $3,150,441, 2.95% - 6.55%, 2/27/17 - 9/15/43)	3,001,400		3,000,000
0.45%, dated 3/12/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $1,080,270, 8%, 10/1/17)	1,000,763		1,000,000
Citigroup Global Markets, Inc. at:
0.82%, dated:
1/16/14 due 4/16/14 (Collateralized by Corporate Obligations valued at $3,245,536, 1.25% - 8.5%, 10/1/17 - 7/1/20)	3,006,150		3,000,000
2/24/14 due 5/27/14 (Collateralized by Corporate Obligations valued at $1,080,887, 2.25% - 3.75%, 6/15/18 - 8/15/19)	1,002,096		1,000,000
0.98%, dated 2/20/14 due 7/7/14 (Collateralized by Corporate Obligations valued at $6,553,416, 0.59% - 6.44%, 6/20/17 - 4/15/49)	6,029,400		6,000,000
Credit Suisse Securities (U.S.A.) LLC at:
0.19%, dated 3/25/14 due 4/1/14 (Collateralized by U.S. Government Obligations valued at $2,063,011, 3.33% - 3.36%, 4/16/54 - 8/16/54)	2,000,074		2,000,000

	Maturity Amount		Value
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.23%, dated 3/27/14 due 4/3/14 (Collateralized by Equity Securities valued at $6,480,441)	$ 6,000,268		$ 6,000,000
0.7%, dated:
1/10/14 due 7/9/14 (Collateralized by Corporate Obligations valued at $4,328,681, 0.3% - 6%, 8/25/35 - 12/25/46)	4,014,000		4,000,000
1/21/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $1,082,074, 0.31% - 5.08%, 8/25/35 - 1/25/46)	1,003,519		1,000,000
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Corporate Obligations valued at $2,170,476, 0.31% - 6%, 8/25/35 - 9/16/53)	2,007,139		2,000,000
10/22/13 due 4/21/14 (Collateralized by Mortgage Loan Obligations valued at $2,142,213, 0.35% - 6.63%, 7/25/34 - 1/25/47)	2,007,139		2,000,000
11/4/13 due 5/2/14 (Collateralized by Corporate Obligations valued at $2,169,287, 0.35% - 6%, 6/15/25 - 3/25/37)	2,007,061		2,000,000
11/12/13 due 5/9/14 (Collateralized by Corporate Obligations valued at $6,483,273, 0.25% - 5.08%, 8/25/35 - 6/16/53)	6,021,063		6,000,000
12/6/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $4,333,250, 0.3% - 7%, 11/15/19 - 12/25/46)	4,014,200		4,000,000
1/6/14 due 7/3/14 (Collateralized by Mortgage Loan Obligations valued at $2,166,562, 0.31% - 7%, 8/25/35 - 1/25/46)	2,007,021		2,000,000
ING Financial Markets LLC at:
0.17%, dated 3/31/14 due 4/1/14 (Collateralized by Corporate Obligations valued at $26,252,442, 5.25% - 6.75%, 1/26/20 - 10/23/43)	25,000,118		25,000,000
0.29%, dated 3/13/14 due 4/7/14 (Collateralized by Equity Securities valued at $1,080,174)	1,000,266		1,000,000
J.P. Morgan Clearing Corp. at:
0.53%, dated 11/1/13 due 4/30/14 (Collateralized by Equity Securities valued at $4,357,607)	4,010,600		4,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
J.P. Morgan Securities, Inc. at: - continued
With: - continued
0.59%, dated:
12/9/13 due 4/8/14 (Collateralized by Equity Securities valued at $4,355,889)	$ 4,007,867		$ 4,000,000
2/14/14 due 6/13/14 (Collateralized by Corporate Obligations valued at $5,438,918, 2.25%, 1/5/32)	5,009,751		5,000,000
0.61%, dated 2/12/14 due 6/30/14 (Collateralized by Corporate Obligations valued at $4,351,378, 2.25%, 1/5/32)	4,014,233		4,000,000
0.62%, dated 2/19/14 due 7/21/14 (Collateralized by Corporate Obligations valued at $6,526,357, 2.25%, 1/5/32)	6,015,707		6,000,000
J.P. Morgan Securities, Inc. at:
0.2%, dated 3/26/14 due 4/2/14 (Collateralized by U.S. Government Obligations valued at $4,120,258, 6.25% - 6.3%, 5/25/40 - 10/25/41)	4,000,156		4,000,000
0.59%, dated 2/5/14 due 6/30/14 (Collateralized by Corporate Obligations valued at $2,107,662, 5.88%, 1/14/38)	2,006,851		2,000,000
0.61%, dated:
2/5/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $9,730,808, 5.82%, 6/15/49)	9,031,873		9,000,000
3/5/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $1,083,835, 5.82%, 6/15/49)	1,003,779		1,000,000
3/12/14 due 7/10/14 (Collateralized by Mortgage Loan Obligations valued at $3,241,345, 5.82%, 6/15/49)	3,006,100		3,000,000
0.62%, dated:
11/13/13 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $4,331,954, 5.82%, 6/15/49)	4,018,669		4,000,000

	Maturity Amount		Value
With: - continued
J.P. Morgan Securities, Inc. at: - continued
0.62%, dated: - continued
1/14/14 due 6/30/14 (Collateralized by Mortgage Loan Obligations valued at $10,815,056, 6%, 2/25/35)	$ 10,042,022		$ 10,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.22%, dated 3/28/14 due 4/4/14 (Collateralized by U.S. Government Obligations valued at $11,330,278, 1.75% - 3.5%, 12/25/39 - 1/25/40)	11,000,471		11,000,000
0.54%, dated 3/31/14 due 4/1/14 (Collateralized by Corporate Obligations valued at $7,560,114, 0.29% - 4.86%, 12/16/30 - 9/20/47)	7,000,105		7,000,000
0.73%, dated:
3/7/14 due 5/6/14 (Collateralized by Corporate Obligations valued at $4,322,849, 0.25%, 3/15/16)	4,004,867		4,000,000
3/13/14 due 5/12/14 (Collateralized by Corporate Obligations valued at $8,643,953, 0.25%, 3/15/16)	8,009,733		8,000,000
0.85%, dated 3/4/14 due 4/1/14 (Collateralized by Corporate Obligations valued at $7,564,998, 0.39% - 6%, 8/15/29 - 11/20/46)	7,004,628		7,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.26%, dated:
3/10/14 due 4/7/14 (Collateralized by Equity Securities valued at $1,080,189)	1,000,224		1,000,000
3/17/14 due 4/7/14 (Collateralized by Equity Securities valued at $21,602,348)	20,004,478		20,000,000
Mizuho Securities U.S.A., Inc. at:
0.52%, dated 3/5/14 due 4/4/14 (Collateralized by U.S. Government Obligations valued at $1,030,472, 0.25% - 6.45%, 8/15/14 - 3/10/47)	1,000,433		1,000,000
0.92%, dated:
1/21/14 due 4/21/14 (Collateralized by U.S. Government Obligations valued at $2,080,339, 0.25% - 7.26%, 8/15/14 - 5/20/43)	2,004,600		2,000,000
2/3/14 due 5/2/14 (Collateralized by Corporate Obligations valued at $2,114,972, 0.24% - 6.33%, 8/15/14 - 11/1/43)	2,004,498		2,000,000
Other Repurchase Agreement - continued
	Maturity Amount		Value
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities U.S.A., Inc. at: - continued
0.92%, dated: - continued
2/10/14 due 5/9/14 (Collateralized by U.S. Government Obligations valued at $2,062,277, 0.5% - 6.65%, 8/15/14 - 11/1/43)	$ 2,004,498		$ 2,000,000
3/4/14 due 6/2/14 (Collateralized by U.S. Treasury Obligations valued at $2,053,464, 0.25% - 6.07%, 8/15/14 - 11/1/43)	2,004,600		2,000,000
1.05%, dated 1/9/14 due 5/9/14 (Collateralized by U.S. Government Obligations valued at $2,082,677, 0.5% - 7.05%, 8/15/14 - 1/25/43)	2,007,000		2,000,000
RBC Capital Markets Co. at:
0.22%, dated 3/28/14 due 4/4/14 (Collateralized by U.S. Government Obligations valued at $2,060,702, 3% - 11.58%, 12/15/27 - 3/25/44)	2,000,086		2,000,000
0.29%, dated 3/24/14 due 4/7/14 (Collateralized by U.S. Government Obligations valued at $3,084,540, 2.68% - 6.52%, 10/15/20 - 2/20/44)	3,002,199		3,000,000
0.4%, dated:
3/25/14 due 4/7/14:
(Collateralized by Corporate Obligations valued at $1,080,084, 6% - 10%, 12/15/15 - 1/15/43)	1,000,156		1,000,000
(Collateralized by Mortgage Loan Obligations valued at $1,080,080, 0.4% - 6.13%, 11/15/26 - 12/12/49)	1,000,156		1,000,000
3/28/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $2,160,097, 6.38% - 7.88%, 8/1/23 - 1/15/27)	2,000,311		2,000,000
RBS Securities, Inc. at:
0.6%, dated 3/25/14 due 4/1/14 (Collateralized by U.S. Government Obligations valued at $6,124,762, 5.15%, 6/20/60)	6,000,700		6,000,000
1.05%, dated 3/11/14 due 4/8/14 (Collateralized by U.S. Government Obligations valued at $2,043,409, 5.15%, 6/20/60)	2,001,633		2,000,000

	Maturity Amount		Value
SG Americas Securities, LLC at:
0.25%, dated 3/28/14 due 4/4/14 (Collateralized by Equity Securities valued at $4,320,147)	$ 4,000,194		$ 4,000,000
0.26%, dated:
3/25/14 due 4/1/14 (Collateralized by Equity Securities valued at $5,400,277)	5,000,253		5,000,000
3/26/14 due 4/2/14 (Collateralized by Corporate Obligations valued at $3,150,137, 1.34% - 7.4%, 6/12/15 - 11/30/35)	3,000,152		3,000,000
3/27/14 due 4/3/14 (Collateralized by Equity Securities valued at $5,400,198)	5,000,253		5,000,000
0.35%, dated 3/26/14 due 4/2/14 (Collateralized by Corporate Obligations valued at $4,317,482, 3% - 10%, 4/1/15 - 10/1/37)	4,000,272		4,000,000
UBS Securities LLC at 0.44%, dated:
1/8/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $4,324,384, 1% - 12.63%, 8/15/17 - 9/1/42)	4,004,400		4,000,000
1/15/14 due 4/7/14 (Collateralized by Corporate Obligations valued at $3,243,011, 1.5% - 12.63%, 5/1/15 - 9/1/42)	3,003,300		3,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $241,000,000)		241,000,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,272,407,903)			2,272,407,903
NET OTHER ASSETS (LIABILITIES) - 0.7%			16,604,417
NET ASSETS - 100%		$ 2,289,012,320
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized Yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,000,000 or 1.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$165,304,000 due 4/01/14 at 0.10%
BNP Paribas Securities Corp.	$ 28,249,288
BNY Mellon Capital Markets LLC	25,403,615
Bank of America NA	64,354,089
Deutsche Bank Securities, Inc.	2,132,136
J.P. Morgan Securities, Inc.	2,132,136
Mizuho Securities USA, Inc.	26,001,653
Morgan Stanley & Co., Inc.	1,300,083
Wells Fargo Securities LLC	15,731,000
$ 165,304,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At March 31, 2014, the cost of investment securities for income tax purposes was $2,272,407,903.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

March 31, 2014

1.799886.110

VIPSI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.9%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.8%
Affinia Group, Inc. 7.75% 5/1/21		$ 110,000	$ 118,800
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(k)		240,000	244,200
Chassix, Inc. 9.25% 8/1/18 (f)		715,000	768,625
Cooper Standard Auto, Inc. 8.5% 5/1/18		145,000	151,889
Dana Holding Corp.:
5.375% 9/15/21		380,000	395,200
6% 9/15/23		380,000	395,675
6.5% 2/15/19		345,000	368,288
6.75% 2/15/21		1,105,000	1,201,688
Delphi Corp.:
5% 2/15/23		953,000	1,010,180
6.125% 5/15/21		490,000	545,125
Exide Technologies 8.625% 2/1/18 (c)		1,190,000	904,400
International Automotive Components Group SA 9.125% 6/1/18 (f)		495,000	522,225
Lear Corp. 4.75% 1/15/23 (f)		665,000	648,375
Pittsburgh Glass Works LLC 8% 11/15/18 (f)		230,000	250,125
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		500,000	509,375
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(k)		445,000	473,369
Stoneridge, Inc. 9.5% 10/15/17 (f)		200,000	215,750
Tenneco, Inc. 6.875% 12/15/20		545,000	598,138
			9,321,427
Automobiles - 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19 (f)		900,000	986,625
8.25% 6/15/21 (f)		900,000	1,017,000
General Motors Corp.:
6.75% 5/1/28 (c)		692,000	0
7.125% 7/15/49 (c)		140,000	0
7.2% 1/15/11 (c)		350,000	0
7.4% 9/1/25 (c)		45,000	0
7.7% 4/15/16 (c)		531,000	0
8.25% 7/15/23 (c)		415,000	0
8.375% 7/15/33 (c)		605,000	0
			2,003,625

		Principal Amount (d)	Value
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		$ 160,000	$ 165,600
LKQ Corp. 4.75% 5/15/23 (f)		115,000	108,963
			274,563
Diversified Consumer Services - 0.2%
Laureate Education, Inc. 9.25% 9/1/19 (f)		1,950,000	2,076,750
Hotels, Restaurants & Leisure - 1.5%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	2,150,000	869,381
Caesars Entertainment Operating Co., Inc. 8.5% 2/15/20		705,000	623,925
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	153,700
FelCor Lodging LP 5.625% 3/1/23		440,000	445,500
Graton Economic Development Authority 9.625% 9/1/19 (f)		1,080,000	1,233,900
MCE Finance Ltd. 5% 2/15/21 (f)		1,175,000	1,175,000
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (f)(k)		125,000	125,781
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind		317,080	358,300
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		100,000	103,750
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		1,435,000	1,510,338
11% 10/1/21 (f)		2,061,000	2,164,050
Playa Resorts Holding BV 8% 8/15/20 (f)		1,235,000	1,333,800
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21		460,000	463,450
Seven Seas Cruises S de RL LLC 9.125% 5/15/19		60,000	66,000
Six Flags Entertainment Corp. 5.25% 1/15/21 (f)		785,000	790,888
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		32,746	3,720
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (f)		790,000	760,375
5.375% 3/15/22		1,440,000	1,503,000
7.75% 8/15/20		2,890,000	3,215,125
Wynn Macau Ltd. 5.25% 10/15/21 (f)		520,000	529,100
			17,429,083
Household Durables - 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)		335,000	345,888
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		$ 740,000	$ 788,100
D.R. Horton, Inc.:
4.375% 9/15/22		565,000	553,700
4.75% 2/15/23		225,000	223,875
5.75% 8/15/23		200,000	211,500
Jarden Corp. 6.125% 11/15/22		10,000	10,750
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		485,000	527,088
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,555,000	2,676,363
6.875% 2/15/21		565,000	610,200
7.125% 4/15/19		1,185,000	1,253,138
8.25% 2/15/21		625,000	682,031
8.5% 5/15/18 (e)		45,000	47,194
9% 4/15/19		505,000	540,350
9.875% 8/15/19		405,000	452,588
Standard Pacific Corp.:
8.375% 5/15/18		220,000	260,150
8.375% 1/15/21		420,000	496,650
Tempur Sealy International, Inc. 6.875% 12/15/20		210,000	229,688
Toll Brothers Finance Corp.:
4.375% 4/15/23		675,000	649,688
5.875% 2/15/22		565,000	604,550
William Lyon Homes, Inc. 8.5% 11/15/20		250,000	278,125
			11,441,616
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.375% 2/1/21 (f)		420,000	441,000
Leisure Products - 0.0%
Easton-Bell Sports, Inc. 9.75% 12/1/16		120,000	126,452
Media - 3.0%
AMC Networks, Inc. 4.75% 12/15/22		320,000	318,400
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		115,000	117,875
5.625% 2/15/24 (f)		125,000	128,125
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		690,000	664,125
5.25% 3/15/21		520,000	523,900
5.25% 9/30/22		740,000	730,750
5.75% 9/1/23		415,000	411,888
6.5% 4/30/21		935,000	991,100
6.625% 1/31/22		820,000	876,375

		Principal Amount (d)	Value
7.375% 6/1/20		$ 555,000	$ 607,031
8.125% 4/30/20		565,000	618,675
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		660,000	689,700
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		1,490,000	1,475,100
Checkout Holding Corp. 0% 11/15/15 (f)		280,000	238,700
Cinemark U.S.A., Inc.:
4.875% 6/1/23		525,000	504,656
5.125% 12/15/22		155,000	155,000
Clear Channel Communications, Inc.:
5.5% 9/15/14		50,000	50,438
14% 2/1/21 (k)		788,966	786,424
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		825,000	875,531
6.5% 11/15/22		2,235,000	2,388,656
Columbus International, Inc. 7.375% 3/30/21 (f)		430,000	442,363
DISH DBS Corp.:
5% 3/15/23		3,151,000	3,174,633
5.125% 5/1/20		50,000	52,125
5.875% 7/15/22		3,030,000	3,234,525
6.75% 6/1/21		890,000	996,800
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (f)		245,000	265,213
EchoStar Communications Corp. 7.125% 2/1/16		760,000	830,300
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		210,000	215,513
4.875% 11/1/20 (f)		545,000	559,306
5.375% 11/1/23 (f)		430,000	441,825
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		180,000	203,400
Liberty Media Corp.:
8.25% 2/1/30		1,295,000	1,392,125
8.5% 7/15/29		230,000	251,850
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (f)		1,560,000	1,770,600
MDC Partners, Inc. 6.75% 4/1/20 (f)		595,000	626,238
Quebecor Media, Inc. 5.75% 1/15/23		790,000	791,975
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		165,000	174,488
Regal Entertainment Group:
5.75% 6/15/23		1,015,000	1,030,225
5.75% 2/1/25		150,000	146,625
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Sinclair Television Group, Inc. 5.375% 4/1/21		$ 520,000	$ 516,100
Sirius XM Radio, Inc.:
4.25% 5/15/20 (f)		650,000	635,375
4.625% 5/15/23 (f)		260,000	245,050
5.25% 8/15/22 (f)		565,000	581,950
Starz LLC/Starz Finance Corp. 5% 9/15/19		440,000	454,300
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		800,000	843,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (f)		575,000	586,500
WMG Acquisition Corp.:
5.625% 4/15/22 (f)(h)		115,000	115,719
6.75% 4/15/22 (f)(h)		465,000	467,325
			34,197,897
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20		125,000	140,000
CST Brands, Inc. 5% 5/1/23		140,000	137,550
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (f)(k)		265,000	268,975
L Brands, Inc. 5.625% 10/15/23		520,000	539,500
Limited Brands, Inc. 5.625% 2/15/22		685,000	723,531
Sally Holdings LLC 6.875% 11/15/19		325,000	355,875
Sonic Automotive, Inc. 5% 5/15/23		85,000	83,406
Spencer Spirit Holdings, Inc./Spencer Gifts LLC/Spirit Halloween Superstores 11% 5/1/17 (f)		255,000	270,300
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		200,000	203,250
			2,722,387
Textiles, Apparel & Luxury Goods - 0.3%
Burlington Holdings LLC/Burlington Holding Finance, Inc. 9% 2/15/18 pay-in-kind (f)(k)		209,000	213,703
Hanesbrands, Inc. 6.375% 12/15/20		640,000	699,200
Levi Strauss & Co.:
6.875% 5/1/22		375,000	411,563
7.625% 5/15/20		775,000	841,844
Polymer Group, Inc. 7.75% 2/1/19		135,000	144,450

		Principal Amount (d)	Value
PVH Corp. 4.5% 12/15/22		$ 1,137,000	$ 1,122,788
SIWF Merger Sub, Inc./Springs Industries, Inc. 6.25% 6/1/21 (f)		160,000	166,400
			3,599,948
TOTAL CONSUMER DISCRETIONARY			83,634,748
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 2.7% 3/31/26 (Reg. S)	EUR	850,000	1,171,279
Food & Staples Retailing - 0.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (f)(k)		465,000	481,856
9.25% 2/15/19 (f)		830,000	909,888
ESAL GmbH 6.25% 2/5/23 (f)		1,075,000	1,015,875
Hawk Acquisition Sub, Inc. 4.25% 10/15/20 (f)		1,040,000	1,023,100
Rite Aid Corp.:
6.75% 6/15/21		1,740,000	1,883,550
8% 8/15/20		370,000	410,700
9.25% 3/15/20		845,000	964,356
10.25% 10/15/19		160,000	176,000
Roundys Supermarket, Inc. 10.25% 12/15/20 (f)		130,000	138,450
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)		152,000	166,060
Tops Markets LLC 8.875% 12/15/17		295,000	322,288
			7,492,123
Food Products - 0.5%
B&G Foods, Inc. 4.625% 6/1/21		565,000	558,644
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		1,390,000	1,476,875
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		930,000	943,950
JBS Investments GmbH 7.25% 4/3/24		565,000	565,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		350,000	371,875
8.25% 2/1/20 (f)		330,000	361,350
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		200,000	185,000
Michael Foods, Inc. 9.75% 7/15/18		155,000	165,463
Post Holdings, Inc.:
7.375% 2/15/22		815,000	876,125
7.375% 2/15/22 (f)		155,000	166,625
TreeHouse Foods, Inc. 4.875% 3/15/22		200,000	201,250
			5,872,157
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		$ 850,000	$ 920,125
6.625% 11/15/22		175,000	190,531
			1,110,656
Personal Products - 0.3%
Elizabeth Arden, Inc. 7.375% 3/15/21		135,000	145,125
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		135,000	131,288
NBTY, Inc. 9% 10/1/18		425,000	456,875
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		725,000	742,219
8.125% 2/1/20		75,000	84,094
Revlon Consumer Products Corp. 5.75% 2/15/21		1,979,000	1,988,895
			3,548,496
TOTAL CONSUMER STAPLES			19,194,711
ENERGY - 6.5%
Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. 6.5% 2/1/20		110,000	118,250
Basic Energy Services, Inc. 7.75% 10/15/22		375,000	406,875
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		385,000	378,728
Forbes Energy Services Ltd. 9% 6/15/19		350,000	350,875
Forum Energy Technologies, Inc. 6.25% 10/1/21 (f)		280,000	296,800
Offshore Group Investment Ltd.:
7.125% 4/1/23		1,445,000	1,470,288
7.5% 11/1/19		258,000	274,770
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		1,010,000	1,090,800
Precision Drilling Corp. 6.5% 12/15/21		90,000	96,300
Summit Midstream Holdings LLC 7.5% 7/1/21 (f)		220,000	235,400
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		140,000	149,800
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	300,000	421,852
3.125% 7/10/23	EUR	250,000	365,088
			5,655,826
Oil, Gas & Consumable Fuels - 6.0%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		735,000	740,513
4.875% 3/15/24		315,000	314,213

		Principal Amount (d)	Value
Afren PLC:
6.625% 12/9/20 (f)		$ 270,000	$ 275,400
10.25% 4/8/19 (Reg. S)		200,000	227,750
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21		340,000	323,000
6.625% 10/1/20		500,000	532,500
Berry Petroleum Co. 10.25% 6/1/14		145,000	146,813
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
9.375% 5/1/19		350,000	397,688
9.625% 8/1/20		485,000	556,538
Carrizo Oil & Gas, Inc. 8.625% 10/15/18		2,295,000	2,461,388
Chaparral Energy, Inc. 9.875% 10/1/20		155,000	176,313
Concho Resources, Inc.:
5.5% 4/1/23		1,370,000	1,424,800
6.5% 1/15/22		575,000	626,750
7% 1/15/21		250,000	275,625
Continental Resources, Inc.:
5% 9/15/22		2,440,000	2,562,000
7.125% 4/1/21		215,000	243,219
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20		695,000	728,013
6.125% 3/1/22 (f)		390,000	407,550
7.75% 4/1/19		675,000	732,375
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		755,000	794,638
Denbury Resources, Inc. 8.25% 2/15/20		308,000	334,950
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19		480,000	520,800
Energy Partners Ltd. 8.25% 2/15/18		1,090,000	1,179,925
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19		560,000	604,800
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		250,000	258,750
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		400,000	415,480
Goodrich Petroleum Corp. 8.875% 3/15/19		305,000	315,675
Halcon Resources Corp.:
8.875% 5/15/21		430,000	446,125
9.75% 7/15/20 (f)		265,000	284,875
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		395,000	429,563
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20		485,000	515,313
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
IPIC GMTN Ltd. 3.625% 5/30/23	EUR	450,000	$ 654,039
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		$ 320,000	348,800
7% 5/5/20 (f)		360,000	405,900
9.125% 7/2/18 (f)		380,000	456,000
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		285,000	268,613
5.75% 4/30/43 (f)		485,000	436,500
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (f)		435,000	435,615
5.625% 11/15/23 (f)		525,000	519,231
Kodiak Oil & Gas Corp. 5.5% 1/15/21		215,000	220,644
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)		600,000	666,000
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
5.5% 2/15/23		235,000	241,463
6.25% 6/15/22		608,000	656,640
6.75% 11/1/20		160,000	173,200
Newfield Exploration Co.:
5.625% 7/1/24		525,000	544,688
6.875% 2/1/20		1,025,000	1,091,625
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		235,000	251,450
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		540,000	550,800
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		275,000	285,313
7.25% 12/12/21 (f)		805,000	883,488
Pan American Energy LLC 7.875% 5/7/21 (f)		440,000	448,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20		930,000	1,009,050
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,260,000	1,398,600
6.625% 6/15/38		50,000	54,500
8.625% 12/1/23		250,000	308,750
Petrobras Global Finance BV 2.3789% 1/15/19 (k)		725,000	707,781
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		625,000	632,076
6.875% 1/20/40		715,000	704,626
8.375% 12/10/18		495,000	576,735
Petroleos de Venezuela SA:
4.9% 10/28/14		2,355,000	2,249,025
6% 11/15/26 (f)		625,000	339,063
8.5% 11/2/17 (f)		4,835,000	4,049,313
9% 11/17/21 (Reg. S)		330,000	245,850

		Principal Amount (d)	Value
9.75% 5/17/35 (f)		$ 1,765,000	$ 1,248,738
12.75% 2/17/22 (f)		925,000	839,438
Petroleos Mexicanos:
3.5% 1/30/23		495,000	465,795
4.875% 1/24/22		410,000	428,450
4.875% 1/18/24		420,000	433,650
4.875% 1/18/24 (f)		25,000	25,908
5.5% 1/21/21		645,000	704,663
5.5% 6/27/44		755,000	728,575
6% 3/5/20		345,000	388,556
6.375% 1/23/45 (f)		815,000	886,027
6.5% 6/2/41		1,040,000	1,138,800
6.625% (f)(g)		1,985,000	2,034,625
8% 5/3/19		230,000	280,600
Pioneer Natural Resources Co. 7.5% 1/15/20		640,000	780,368
PT Adaro Indonesia 7.625% 10/22/19 (f)		805,000	855,313
PT Pertamina Persero:
4.3% 5/20/23 (f)		600,000	540,750
4.875% 5/3/22 (f)		675,000	648,844
5.25% 5/23/21 (f)		295,000	295,738
5.625% 5/20/43 (f)		400,000	338,500
5.625% 5/20/43 (Reg. S)		200,000	169,250
6% 5/3/42 (f)		475,000	420,375
6.5% 5/27/41 (f)		715,000	674,781
QEP Resources, Inc. 5.25% 5/1/23		610,000	606,950
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20		415,000	444,050
Range Resources Corp.:
5% 8/15/22		635,000	647,700
5% 3/15/23		960,000	972,000
5.75% 6/1/21		210,000	224,963
Rosetta Resources, Inc.:
5.625% 5/1/21		485,000	495,913
5.875% 6/1/22		545,000	557,263
9.5% 4/15/18		290,000	304,863
Sabine Pass Liquefaction LLC:
5.625% 2/1/21		525,000	541,406
5.625% 4/15/23		785,000	781,075
SemGroup Corp. 7.5% 6/15/21		440,000	477,400
Southern Star Central Corp. 6.75% 3/1/16		90,000	90,113
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23		135,000	133,650
6.375% 8/1/22		199,000	211,438
6.875% 2/1/21		240,000	257,400
Teekay Corp. 8.5% 1/15/20		295,000	335,563
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	65,700
Tesoro Corp.:
4.25% 10/1/17		305,000	320,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.: - continued
5.375% 10/1/22		$ 345,000	$ 354,919
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20		105,000	110,513
6.125% 10/15/21		300,000	318,000
W&T Offshore, Inc. 8.5% 6/15/19		505,000	545,400
Western Refining, Inc. 6.25% 4/1/21		665,000	688,275
Whiting Petroleum Corp.:
5% 3/15/19		385,000	407,138
5.75% 3/15/21		385,000	413,875
WPX Energy, Inc. 6% 1/15/22		690,000	707,250
YPF SA 8.875% 12/19/18 (f)		810,000	845,438
Zhaikmunai International BV 7.125% 11/13/19 (f)		565,000	586,188
			67,839,957
TOTAL ENERGY			73,495,783
FINANCIALS - 7.4%
Banks - 1.4%
Akbank T.A.S. 7.5% 2/5/18 (f)	TRY	840,000	337,107
Banco Daycoval SA 5.75% 3/19/19 (f)		260,000	262,600
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		20,000	21,150
BBVA Paraguay SA 9.75% 2/11/16 (f)		450,000	487,125
CBOM Finance PLC 8.25% 8/5/14		400,000	401,000
CIT Group, Inc.:
5% 8/15/22		845,000	876,688
5.375% 5/15/20		1,055,000	1,131,488
5.5% 2/15/19 (f)		2,355,000	2,537,513
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		125,000	112,813
Development Bank of Philippines 8.375% (g)(k)		720,000	755,621
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	16,500,000	264,979
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		280,000	289,800
Finansbank A/S:
5.15% 11/1/17 (f)		945,000	921,375
5.5% 5/11/16 (Reg. S)		400,000	400,000
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		690,000	735,713
7.75% 7/5/17 (Reg. S)		200,000	213,250
HSBK BV 7.25% 5/3/17 (f)		435,000	462,623
JSC Kazkommertsbank BV 8% 11/3/15 (f)		230,000	227,700

		Principal Amount (d)	Value
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		$ 375,000	$ 373,125
RSHB Capital SA 6% 6/3/21 (f)(k)		200,000	195,500
SB Capital SA 5.5% 2/26/24 (f)(k)		465,000	435,356
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		815,000	859,785
Vnesheconombank Via VEB Finance PLC:
6.025% 7/5/22 (f)		300,000	292,140
6.8% 11/22/25 (f)		200,000	198,000
6.902% 7/9/20 (f)		325,000	340,015
Volkswagen Bank GmbH 1.5% 2/13/19 (Reg. S)	EUR	1,450,000	2,002,215
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (f)		580,000	612,190
			15,746,871
Capital Markets - 0.1%
Morgan Stanley 2.375% 3/31/21 (Reg. S)	EUR	700,000	964,490
Consumer Finance - 2.8%
Ally Financial, Inc.:
5.5% 2/15/17		750,000	813,750
7.5% 9/15/20		4,620,000	5,492,025
8% 3/15/20		8,440,000	10,170,200
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		200,000	207,000
General Motors Acceptance Corp. 8% 11/1/31		2,545,000	3,104,900
GMAC LLC 8% 11/1/31		5,653,000	6,967,323
SLM Corp.:
5.5% 1/25/23		2,410,000	2,364,813
7.25% 1/25/22		1,340,000	1,477,350
8% 3/25/20		725,000	834,656
			31,432,017
Diversified Financial Services - 1.9%
Aquarius Investments Luxemburg 8.25% 2/18/16		600,000	622,496
Barry Callebaut Services NV 5.5% 6/15/23 (f)		635,000	661,124
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,170,000	1,047,150
BP Capital Markets PLC:
2.177% 9/28/21 (Reg. S)	EUR	450,000	621,668
2.972% 2/27/26 (Reg. S)	EUR	1,150,000	1,596,829
CDW LLC/CDW Finance Corp. 8% 12/15/18		91,000	98,280
City of Buenos Aires 9.95% 3/1/17 (f)		400,000	398,000
Comcel Trust 6.875% 2/6/24 (f)		275,000	287,719
GTB Finance BV:
6% 11/8/18 (f)		480,000	474,000
7.5% 5/19/16 (f)		400,000	418,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		$ 360,000	$ 394,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17 (f)		560,000	565,600
4.875% 3/15/19 (f)		855,000	869,963
5.875% 2/1/22 (f)		2,515,000	2,552,725
6% 8/1/20 (f)		1,145,000	1,213,700
6% 8/1/20		1,230,000	1,316,100
Imperial Tobacco Finance:
2.25% 2/26/21 (Reg. S)	EUR	800,000	1,097,039
4.875% 6/7/32 (Reg. S)	GBP	200,000	333,527
Indo Energy Finance BV 7% 5/7/18 (f)		525,000	510,563
Landry's Acquisition Co. 9.375% 5/1/20 (f)		95,000	104,619
Magnesita Finance Ltd. 8.625% (f)(g)		400,000	381,500
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		400,000	382,000
Myriad International Holding BV 6% 7/18/20 (f)		285,000	309,225
Opal Acquisition, Inc. 8.875% 12/15/21 (f)		530,000	533,313
Pacnet Ltd. 9% 12/12/18 (f)		200,000	213,500
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		400,000	437,000
TMK Capital SA 7.75% 1/27/18		1,050,000	1,010,625
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		1,055,000	1,134,125
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind		155,000	164,688
Unite (USAF) II PLC 3.374% 6/30/28	GBP	450,000	718,038
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		653,728	684,780
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		700,000	735,000
			21,887,596
Insurance - 0.1%
CNO Financial Group, Inc. 6.375% 10/1/20 (f)		255,000	271,575
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		710,000	757,925
			1,029,500
Real Estate Investment Trusts - 0.5%
Corrections Corp. of America:
4.125% 4/1/20		520,000	513,500
4.625% 5/1/23		520,000	501,150

		Principal Amount (d)	Value
Crown Castle International Corp. 5.25% 1/15/23		$ 855,000	$ 868,894
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		475,000	508,250
6.875% 5/1/21		725,000	779,375
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,385,000	1,454,250
6.75% 10/15/22		725,000	790,250
7.5% 2/15/20		385,000	416,763
The Geo Group, Inc. 5.125% 4/1/23		200,000	196,000
			6,028,432
Real Estate Management & Development - 0.6%
CBRE Group, Inc.:
5% 3/15/23		785,000	785,981
6.625% 10/15/20		480,000	512,400
Howard Hughes Corp. 6.875% 10/1/21 (f)		1,210,000	1,306,800
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	88,400
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		330,000	356,400
Realogy Corp.:
7.625% 1/15/20 (f)		630,000	700,875
7.875% 2/15/19 (f)		532,000	573,895
9% 1/15/20 (f)		1,085,000	1,239,613
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (f)		785,000	792,850
7.75% 4/15/20 (f)		277,000	305,393
			6,662,607
TOTAL FINANCIALS			83,751,513
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.0%
DJO Finance LLC/DJO Finance Corp. 8.75% 3/15/18		230,000	250,125
Health Care Providers & Services - 2.5%
Community Health Systems, Inc.:
5.125% 8/15/18		495,000	519,750
5.125% 8/1/21 (f)		355,000	363,875
6.875% 2/1/22 (f)		710,000	741,950
CRC Health Group, Inc. 10.75% 2/1/16		90,000	89,775
DaVita HealthCare Partners, Inc. 5.75% 8/15/22		625,000	664,844
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (f)		1,510,000	1,627,025
Gentiva Health Services, Inc. 11.5% 9/1/18		475,000	501,719
Hanger, Inc. 7.125% 11/15/18		1,230,000	1,303,800
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA Holdings, Inc.:
4.75% 5/1/23		$ 630,000	$ 622,913
5.875% 3/15/22		1,915,000	2,063,413
5.875% 5/1/23		2,145,000	2,206,669
6.25% 2/15/21		610,000	653,005
6.5% 2/15/16		275,000	298,375
6.5% 2/15/20		2,410,000	2,699,200
7.25% 9/15/20		860,000	929,875
7.5% 2/15/22		1,175,000	1,342,438
7.75% 5/15/21		4,727,000	5,211,518
8% 10/1/18		135,000	159,975
HealthSouth Corp.:
5.75% 11/1/24		310,000	317,750
8.125% 2/15/20		575,000	622,438
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19		370,000	394,975
InVentiv Health, Inc. 11% 8/15/18 (f)		75,000	69,375
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		250,000	256,563
ResCare, Inc. 10.75% 1/15/19		240,000	266,400
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		330,000	338,250
5.5% 2/1/21		265,000	276,925
Tenet Healthcare Corp.:
4.375% 10/1/21		790,000	762,350
4.5% 4/1/21		450,000	439,875
4.75% 6/1/20		285,000	287,138
6% 10/1/20 (f)		485,000	518,950
6.875% 11/15/31		1,210,000	1,089,000
Truven Health Analytics, Inc. 10.625% 6/1/20		435,000	493,725
UHS Escrow Corp. 7% 10/1/18		85,000	89,463
			28,223,296
Health Care Technology - 0.0%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		425,000	472,813
Life Sciences Tools & Services - 0.0%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)		390,000	433,875
Pharmaceuticals - 0.8%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		1,095,000	1,205,869
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		155,000	165,463
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		1,215,000	1,278,788

		Principal Amount (d)	Value
6.75% 8/15/21 (f)		$ 1,250,000	$ 1,346,875
6.875% 12/1/18 (f)		805,000	855,313
7.5% 7/15/21 (f)		1,020,000	1,147,500
VPI Escrow Corp. 6.375% 10/15/20 (f)		2,520,000	2,721,600
			8,721,408
TOTAL HEALTH CARE			38,101,517
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.3%
Alion Science & Technology Corp.:
10.25% 2/1/15		50,000	35,563
12% 11/1/14 pay-in-kind		123,561	121,914
Bombardier, Inc. 6.125% 1/15/23 (f)		505,000	510,050
GenCorp, Inc. 7.125% 3/15/21		140,000	151,725
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18		1,510,000	1,623,250
7.125% 3/15/21		150,000	165,563
Triumph Group, Inc. 4.875% 4/1/21		520,000	512,200
			3,120,265
Airlines - 0.5%
Air Canada:
4.125% 5/15/25 (f)		280,000	280,700
5.375% 11/15/22 (f)		185,000	187,775
Aviation Capital Group Corp. 4.625% 1/31/18 (f)		372,000	386,905
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		46,178	50,015
6.125% 4/29/18 (f)		180,000	189,675
7.25% 11/10/19		322,170	376,939
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		592,050	695,659
8.021% 8/10/22		187,387	215,964
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22		265,000	254,400
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		109,563	121,483
8.028% 11/1/17		32,991	35,934
U.S. Airways Group, Inc. 6.125% 6/1/18		790,000	830,488
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25		430,285	500,206
Series 2012-2:
Class A, 4.625% 12/3/26		249,142	260,976
Class B, 6.75% 12/3/22		194,239	209,778
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
U.S. Airways pass-thru certificates: - continued
Series 2013-1:
Class A, 3.95% 5/15/27		$ 595,000	$ 599,463
Class B, 5.375% 5/15/23		245,000	248,063
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		399,648	459,596
United Continental Holdings, Inc. 6.375% 6/1/18		105,000	113,269
			6,017,288
Building Products - 0.0%
Gibraltar Industries, Inc. 6.25% 2/1/21		80,000	85,300
USG Corp. 5.875% 11/1/21 (f)		110,000	117,150
			202,450
Commercial Services & Supplies - 0.7%
ADT Corp. 6.25% 10/15/21 (f)		620,000	637,050
APX Group, Inc. 8.75% 12/1/20		660,000	671,550
Bakercorp International, Inc. 8.25% 6/1/19		270,000	280,125
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		395,000	418,700
Clean Harbors, Inc.:
5.125% 6/1/21		320,000	326,400
5.25% 8/1/20		1,050,000	1,081,500
Covanta Holding Corp.:
5.875% 3/1/24		370,000	375,550
7.25% 12/1/20		430,000	469,775
Iron Mountain, Inc. 5.75% 8/15/24		385,000	374,894
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	213,500
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		470,000	489,388
R.R. Donnelley & Sons Co.:
6% 4/1/24		230,000	231,725
7% 2/15/22		385,000	423,500
7.875% 3/15/21		520,000	595,400
Tervita Corp.:
8% 11/15/18 (f)		325,000	328,250
9.75% 11/1/19 (f)		470,000	455,900
10.875% 2/15/18 (f)		260,000	262,361
TMS International Corp. 7.625% 10/15/21 (f)		110,000	117,975
United Rentals North America, Inc. 8.375% 9/15/20		605,000	670,038
			8,423,581

		Principal Amount (d)	Value
Construction & Engineering - 0.2%
Cementos Progreso Trust 7.125% 11/6/23 (f)		$ 200,000	$ 209,000
MasTec, Inc. 4.875% 3/15/23		555,000	543,900
Odebrecht Finance Ltd. 7.5% (f)(g)		1,275,000	1,284,563
			2,037,463
Electrical Equipment - 0.1%
Sensata Technologies BV:
4.875% 10/15/23 (f)		265,000	260,363
6.5% 5/15/19 (f)		485,000	519,556
			779,919
Machinery - 0.2%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		200,000	211,500
Schaeffler Finance BV 4.75% 5/15/21 (f)		520,000	531,700
Terex Corp. 6% 5/15/21		1,255,000	1,342,850
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (f)(k)		95,000	100,225
			2,186,275
Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		595,000	620,288
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (f)		660,000	674,850
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 9.25% 4/15/19		265,000	283,550
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		350,000	382,813
			1,961,501
Road & Rail - 0.1%
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	213,800
Shortline PLC 9.5% 5/21/18 (f)		200,000	164,000
Swift Services Holdings, Inc. 10% 11/15/18		455,000	499,931
Western Express, Inc. 12.5% 4/15/15 (f)		325,000	227,500
			1,105,231
Trading Companies & Distributors - 1.7%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		130,000	143,813
Aircastle Ltd.:
4.625% 12/15/18		395,000	404,381
6.25% 12/1/19		610,000	658,800
6.75% 4/15/17		680,000	755,650
7.625% 4/15/20		380,000	433,200
International Lease Finance Corp.:
3.875% 4/15/18		750,000	765,000
4.625% 4/15/21		700,000	700,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.: - continued
5.875% 4/1/19		$ 3,655,000	$ 3,993,088
6.25% 5/15/19		2,550,000	2,811,375
7.125% 9/1/18 (f)		2,505,000	2,912,063
8.25% 12/15/20		2,870,000	3,471,236
8.625% 1/15/22		2,145,000	2,630,306
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		160,000	171,200
			19,850,112
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		742,980	737,408
10.75% 12/1/20 (Reg. S)		52,200	51,809
			789,217
TOTAL INDUSTRIALS			46,473,302
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		50,000	51,375
6.75% 11/15/20 (f)		1,580,000	1,670,850
8.875% 1/1/20 (f)		295,000	334,825
Avaya, Inc. 10.5% 3/1/21 (f)		465,000	431,288
Brocade Communications Systems, Inc. 4.625% 1/15/23 (f)		350,000	334,250
Lucent Technologies, Inc.:
6.45% 3/15/29		880,000	840,400
6.5% 1/15/28		265,000	251,750
			3,914,738
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18		171,000	183,825
Flextronics International Ltd.:
4.625% 2/15/20		500,000	504,375
5% 2/15/23		260,000	261,950
Jabil Circuit, Inc. 4.7% 9/15/22		265,000	262,019
			1,212,169
Internet Software & Services - 0.1%
Bankrate, Inc. 6.125% 8/15/18 (f)		385,000	408,100
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22		370,000	390,350
j2 Global, Inc. 8% 8/1/20		350,000	381,500
VeriSign, Inc. 4.625% 5/1/23		465,000	446,400
			1,626,350
IT Services - 0.5%
Audatex North America, Inc.:
6% 6/15/21 (f)		1,000,000	1,067,500
6.125% 11/1/23 (f)		150,000	159,563

		Principal Amount (d)	Value
Ceridian HCM Holding, Inc. 11% 3/15/21 (f)		$ 250,000	$ 288,125
First Data Corp.:
11.25% 1/15/21		440,000	502,150
11.75% 8/15/21		2,140,000	2,247,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19		1,300,000	1,475,500
			5,739,838
Semiconductors & Semiconductor Equipment - 0.2%
Entegris, Inc. 6% 4/1/22 (f)		155,000	158,488
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)		590,000	592,950
5.75% 2/15/21 (f)		525,000	559,125
5.75% 3/15/23 (f)		1,305,000	1,370,250
Spansion LLC 11.25% 1/15/16 (c)(f)		255,000	0
			2,680,813
Software - 0.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (f)		2,980,000	3,188,600
6.125% 9/15/23 (f)		530,000	577,038
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		510,000	536,775
Nuance Communications, Inc. 5.375% 8/15/20 (f)		250,000	248,750
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (f)(k)		395,000	413,763
			4,964,926
Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman:
4.75% 6/1/23 (f)		1,050,000	1,036,875
7% 11/1/21		580,000	648,875
			1,685,750
TOTAL INFORMATION TECHNOLOGY			21,824,584
MATERIALS - 3.4%
Chemicals - 1.2%
Axiall Corp. 4.875% 5/15/23 (f)		165,000	161,906
Chemtura Corp. 5.75% 7/15/21		255,000	264,563
Eagle Spinco, Inc. 4.625% 2/15/21 (f)		280,000	276,850
Hexion U.S. Finance Corp. 6.625% 4/15/20		1,230,000	1,273,050
LSB Industries, Inc. 7.75% 8/1/19 (f)		185,000	198,413
Momentive Performance Materials, Inc. 10% 10/15/20		1,865,000	2,023,525
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20		3,580,000	3,884,300
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		210,000	217,350
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Chemicals - continued
Orion Engineered Carbons Finance & Co. SCA 9.25% 8/1/19 pay-in-kind (f)(k)		$ 640,000	$ 665,600
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20		355,000	355,888
PolyOne Corp.:
5.25% 3/15/23		320,000	321,600
7.375% 9/15/20		155,000	169,725
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		300,000	313,500
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		225,000	220,500
Rockwood Specialties Group, Inc. 4.625% 10/15/20		920,000	949,900
Taminco Global Chemical Corp. 9.75% 3/31/20 (f)		125,000	140,938
TPC Group, Inc. 8.75% 12/15/20 (f)		765,000	838,631
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		1,045,000	1,122,069
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		255,000	277,313
			13,675,621
Construction Materials - 0.1%
CEMEX Finance LLC 9.375% 10/12/22 (f)		400,000	469,500
Prince Mineral Holding Corp. 11.5% 12/15/19 (f)		175,000	196,438
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		320,000	332,000
			997,938
Containers & Packaging - 0.8%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)		285,000	297,825
6.75% 1/31/21 (f)		330,000	344,850
7% 11/15/20 (f)		55,588	58,507
Ball Corp. 5.75% 5/15/21		3,000,000	3,202,500
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		625,000	640,625
6% 6/15/17 (f)		315,000	326,025
BWAY Holding Co. 10% 6/15/18		205,000	218,325
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		210,000	223,125
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,343,100

		Principal Amount (d)	Value
7.5% 12/15/96		$ 160,000	$ 149,200
Graphic Packaging International, Inc. 4.75% 4/15/21		165,000	165,206
Sappi Papier Holding GmbH:
7.75% 7/15/17 (f)		265,000	294,813
8.375% 6/15/19 (f)		355,000	394,050
Sealed Air Corp. 5.25% 4/1/23 (f)		270,000	272,700
Silgan Holdings, Inc. 5% 4/1/20		960,000	984,000
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		321,000	364,335
			9,279,186
Metals & Mining - 1.2%
Aleris International, Inc.:
6% 6/1/20 (f)		1,759	3,503
9% 12/15/14 pay-in-kind (c)(k)		150,000	0
Alrosa Finance SA 7.75% 11/3/20 (f)		950,000	1,002,250
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		110,000	116,325
Edgen Murray Corp. 8.75% 11/1/20 (f)		397,000	458,535
EVRAZ Group SA:
6.5% 4/22/20 (f)		280,000	233,800
8.25% 11/10/15 (f)		1,040,000	1,048,112
9.5% 4/24/18 (Reg. S)		425,000	431,375
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		400,000	384,000
First Quantum Minerals Ltd.:
6.75% 2/15/20 (f)		177,000	179,213
7% 2/15/21 (f)		177,000	180,098
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (f)		320,000	344,800
8.25% 11/1/19 (f)		395,000	434,500
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		700,000	605,500
IAMGOLD Corp. 6.75% 10/1/20 (f)		720,000	640,800
Imperial Metals Corp. 7% 3/15/19 (f)		100,000	101,211
Metinvest BV 10.25% 5/20/15 (f)		985,000	955,450
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (e)(f)		190,000	104,500
Mirabela Nickel Ltd. 8.75% 4/15/18 (c)(f)		100,000	24,000
New Gold, Inc.:
6.25% 11/15/22 (f)		470,000	477,050
7% 4/15/20 (f)		150,000	157,875
Nord Gold NV 6.375% 5/7/18 (f)		690,000	639,975
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		870,000	813,450
5.625% 4/29/20 (Reg. S)		200,000	187,000
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		725,000	782,094
11.25% 10/15/18		1,100,000	1,232,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Southern Copper Corp.:
6.75% 4/16/40		$ 295,000	$ 300,234
7.5% 7/27/35		450,000	494,500
Steel Dynamics, Inc. 5.25% 4/15/23		250,000	254,375
Walter Energy, Inc.:
9.5% 10/15/19 (f)		165,000	167,888
11% 4/1/20 pay-in-kind (f)(k)		515,000	469,938
			13,224,351
Paper & Forest Products - 0.1%
Boise Cascade Co. 6.375% 11/1/20		145,000	155,513
Clearwater Paper Corp. 7.125% 11/1/18		105,000	111,825
NewPage Corp.:
6.4876% 5/1/49 (c)(k)		90,000	0
11.375% 12/31/14 (c)		318,200	0
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		565,000	0
Verso Paper Holdings LLC/Verso Paper, Inc. 11.75% 1/15/19		705,000	759,638
			1,026,976
TOTAL MATERIALS			38,204,072
TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 1.8%
Altice Financing SA:
6.5% 1/15/22 (f)		835,000	880,925
7.875% 12/15/19 (f)		440,000	480,700
Altice Finco SA:
8.125% 1/15/24 (f)		1,365,000	1,470,788
9.875% 12/15/20 (f)		655,000	746,700
Citizens Communications Co.:
7.875% 1/15/27		280,000	282,100
9% 8/15/31		220,000	224,950
Consolidated Communications, Inc. 10.875% 6/1/20		245,000	284,813
Eileme 1 AB 14.25% 8/15/20 pay-in-kind (f)		618,497	646,329
Eileme 2 AB 11.625% 1/31/20 (f)		935,000	1,113,819
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		520,000	556,400
Frontier Communications Corp.:
7.625% 4/15/24		140,000	146,300
8.5% 4/15/20		1,010,000	1,174,125
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		300,000	325,500
7.375% 7/29/20		100,000	108,500
Koninklijke KPN NV 3.25% 2/1/21	EUR	1,250,000	1,799,294

		Principal Amount (d)	Value
Level 3 Communications, Inc. 8.875% 6/1/19		$ 165,000	$ 181,294
Level 3 Financing, Inc.:
8.125% 7/1/19		380,000	417,050
8.625% 7/15/20		875,000	981,094
Lynx I Corp. 5.375% 4/15/21 (f)		335,000	345,888
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	212,000
SBA Telecommunications, Inc. 5.75% 7/15/20		585,000	612,788
Sprint Capital Corp.:
6.875% 11/15/28		2,582,000	2,504,540
8.75% 3/15/32		971,000	1,068,100
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		200,000	210,750
6.75% 12/13/22 (Reg. S)		200,000	210,750
Telenor ASA 2.5% 5/22/25 (Reg. S)	EUR	600,000	819,957
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,245,000	1,269,900
5.375% 10/1/22		440,000	448,800
6.375% 9/1/23		260,000	278,200
U.S. West Communications:
6.875% 9/15/33		200,000	197,229
7.25% 9/15/25		35,000	38,663
7.25% 10/15/35		70,000	70,781
Virgin Media Finance PLC 4.875% 2/15/22		565,000	508,500
			20,617,527
Wireless Telecommunication Services - 4.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	7,000,000	499,385
Digicel Group Ltd.:
6% 4/15/21 (f)		3,100,000	3,169,750
7% 2/15/20 (f)		1,200,000	1,248,000
7.125% 4/1/22 (f)(h)		3,155,000	3,187,497
8.25% 9/1/17 (f)		1,150,000	1,196,000
8.25% 9/30/20 (f)		6,225,000	6,645,188
10.5% 4/15/18 (f)		2,845,000	3,015,700
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (f)		2,115,000	2,072,700
6.625% 12/15/22 (Reg. S)		2,855,000	2,969,200
7.25% 4/1/19		1,000,000	1,075,000
7.25% 10/15/20		1,545,000	1,676,325
7.5% 4/1/21		2,485,000	2,727,288
8.5% 11/1/19		325,000	348,563
MetroPCS Wireless, Inc. 7.875% 9/1/18		385,000	409,063
Millicom International Cellular SA 4.75% 5/22/20 (f)		275,000	268,813
MTS International Funding Ltd.:
5% 5/30/23 (f)		655,000	605,875
8.625% 6/22/20 (f)		1,110,000	1,265,400
Sprint Corp.:
7.125% 6/15/24 (f)		2,375,000	2,493,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Sprint Corp.: - continued
7.25% 9/15/21 (f)		$ 645,000	$ 703,050
7.875% 9/15/23 (f)		365,000	401,500
T-Mobile U.S.A., Inc.:
6.125% 1/15/22		1,335,000	1,398,413
6.25% 4/1/21		880,000	930,600
6.464% 4/28/19		780,000	834,600
6.5% 1/15/24		1,613,000	1,689,618
6.542% 4/28/20		780,000	839,475
6.625% 4/1/23		1,486,000	1,575,160
6.633% 4/28/21		575,000	618,125
6.731% 4/28/22		425,000	455,281
6.836% 4/28/23		495,000	530,888
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		530,000	566,438
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		1,070,000	1,095,413
			46,512,058
TOTAL TELECOMMUNICATION SERVICES			67,129,585
UTILITIES - 2.4%
Electric Utilities - 0.2%
Comision Federal de Electricid 5.75% 2/14/42 (f)		200,000	196,666
EDF SA 6% 1/23/14 (Reg. S)	GBP	200,000	372,968
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		750,000	470,625
Majapahit Holding BV 7.75% 1/20/20 (f)		265,000	304,088
Mirant Americas Generation LLC 9.125% 5/1/31		410,000	386,425
			1,730,772
Gas Utilities - 0.3%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		255,000	271,894
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	216,764
8% 3/1/32		335,000	443,151
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		210,000	222,600
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21		236,000	260,190
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		1,634,526	1,569,145
			2,983,744

		Principal Amount (d)	Value
Independent Power Producers & Energy Traders - 1.9%
Calpine Corp.:
7.5% 2/15/21 (f)		$ 496,000	$ 541,880
7.875% 7/31/20 (f)		1,315,000	1,446,500
7.875% 1/15/23 (f)		1,292,000	1,447,040
Energy Future Holdings Corp.:
10.875% 11/1/17		1,125,000	843,750
11.25% 11/1/17 pay-in-kind (k)		896,100	672,075
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
6.875% 8/15/17 (f)		765,000	783,169
10% 12/1/20		3,025,000	3,183,813
10.25% 12/1/20 (f)		2,955,000	3,113,831
11% 10/1/21		2,486,000	2,790,535
12.25% 3/1/22 (f)		3,120,000	3,681,600
Listrindo Capital BV 6.95% 2/21/19 (f)		200,000	211,000
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		280,000	351,764
The AES Corp.:
4.875% 5/15/23		590,000	563,450
5.5% 3/15/24		315,000	312,638
TXU Corp.:
5.55% 11/15/14		186,000	65,100
6.5% 11/15/24		3,225,000	1,128,750
6.55% 11/15/34		2,775,000	971,250
			22,108,145
Multi-Utilities - 0.0%
Puget Energy, Inc. 5.625% 7/15/22		375,000	427,383
TOTAL UTILITIES			27,250,044
TOTAL NONCONVERTIBLE BONDS (Cost $476,630,760)			499,059,859
U.S. Government and Government Agency Obligations - 18.1%

U.S. Government Agency Obligations - 0.4%
Federal Home Loan Bank 1% 6/21/17		880,000	878,039
Tennessee Valley Authority:
1.75% 10/15/18		1,672,000	1,668,738
3.5% 12/15/42		510,000	436,193
5.25% 9/15/39		233,000	263,847
5.375% 4/1/56		1,200,000	1,345,255
5.88% 4/1/36		249,000	304,533
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			4,896,605
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - 17.0%
U.S. Treasury Bonds:
3.625% 8/15/43		$ 1,158,000	$ 1,172,114
3.625% 2/15/44		550,000	556,359
3.75% 11/15/43		15,638,000	16,190,209
4.375% 2/15/38		675,000	777,832
4.75% 2/15/37		450,000	546,680
5.25% 2/15/29		2,310,000	2,888,583
5.375% 2/15/31		1,869,000	2,389,401
6.25% 8/15/23 (i)		2,249,000	2,935,647
7.5% 11/15/16 (j)		655,000	770,034
7.875% 2/15/21		200,000	272,641
U.S. Treasury Notes:
0.25% 2/15/15		6,800,000	6,806,909
0.25% 7/15/15		8,678,000	8,685,454
0.25% 4/15/16		385,000	383,436
0.25% 5/15/16		4,386,000	4,364,070
0.375% 1/15/16		17,777,000	17,786,628
0.375% 3/31/16		8,645,000	8,636,217
0.5% 7/31/17		6,952,000	6,819,481
0.625% 7/15/16		4,724,000	4,730,273
0.625% 8/15/16		2,085,000	2,085,651
0.625% 11/15/16		392,000	390,928
0.625% 12/15/16		2,531,000	2,521,509
0.625% 2/15/17		1,000,000	993,750
0.625% 4/30/18		2,970,000	2,877,419
0.75% 1/15/17		500,000	499,336
0.75% 6/30/17		4,441,000	4,400,405
0.875% 11/30/16		456,000	457,603
0.875% 1/31/17		296,000	296,393
0.875% 4/30/17		4,330,000	4,320,868
0.875% 1/31/18		6,950,000	6,838,147
0.875% 7/31/19		4,926,000	4,678,163
1% 9/30/16		3,684,000	3,714,220
1% 10/31/16		2,237,000	2,253,778
1% 5/31/18		2,971,000	2,917,382
1.25% 10/31/15		1,715,000	1,741,596
1.25% 11/30/18		3,700,000	3,636,404
1.375% 7/31/18		2,861,000	2,844,684
1.375% 9/30/18		1,503,000	1,489,966
1.375% 2/28/19		4,070,000	4,005,454
1.5% 12/31/18		416,000	413,010
1.5% 1/31/19		4,585,000	4,546,312
1.5% 2/28/19		2,500,000	2,475,780
1.625% 3/31/19		1,500,000	1,492,851
1.75% 7/31/15		1,453,000	1,483,251
1.875% 8/31/17		3,300,000	3,383,790
1.875% 9/30/17		1,900,000	1,946,757
1.875% 10/31/17		1,898,000	1,943,522
2.25% 3/31/21		9,667,000	9,633,765
2.375% 6/30/18		1,912,000	1,984,297
2.5% 8/15/23		4,543,000	4,478,757

		Principal Amount (d)	Value
2.75% 11/30/16		$ 1,500,000	$ 1,579,218
2.75% 11/15/23		9,741,000	9,785,896
2.75% 2/15/24		2,000,000	2,004,688
3% 2/28/17		1,500,000	1,591,992
3.125% 10/31/16		1,340,000	1,423,226
3.5% 2/15/18		1,501,000	1,624,950
4.5% 5/15/17		1,172,000	1,299,089
TOTAL U.S. TREASURY OBLIGATIONS			192,766,775
Other Government Related - 0.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.5075% 12/7/20 (NCUA Guaranteed) (k)		238,023	238,486
Series 2011-R1 Class 1A, 0.6075% 1/8/20 (NCUA Guaranteed) (k)		452,489	454,946
Series 2011-R4 Class 1A, 0.5356% 3/6/20 (NCUA Guaranteed) (k)		210,401	210,804
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)		330,000	334,689
2.35% 6/12/17 (NCUA Guaranteed)		2,930,000	3,035,539
3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,591,114
TOTAL OTHER GOVERNMENT RELATED			7,865,578
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $203,913,495)			205,528,958
U.S. Government Agency - Mortgage Securities - 2.3%

Fannie Mae - 0.7%
1.925% 9/1/33 (k)		31,305	32,608
1.925% 11/1/35 (k)		18,692	19,504
2.04% 11/1/33 (k)		5,566	5,833
2.056% 10/1/35 (k)		1,675	1,737
2.204% 1/1/35 (k)		16,239	17,146
2.303% 6/1/36 (k)		2,698	2,859
2.308% 3/1/33 (k)		7,591	8,014
2.337% 9/1/36 (k)		8,788	9,353
2.407% 7/1/35 (k)		25,391	27,026
2.408% 2/1/37 (k)		31,876	33,928
2.421% 6/1/47 (k)		8,192	8,719
2.457% 11/1/36 (k)		4,451	4,738
2.503% 2/1/36 (k)		3,620	3,854
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
2.536% 6/1/42 (k)		$ 50,923	$ 52,172
2.588% 5/1/36 (k)		3,306	3,519
2.767% 4/1/36 (k)		21,299	22,670
2.917% 8/1/35 (k)		49,070	52,229
2.949% 11/1/40 (k)		36,893	38,400
2.959% 9/1/41 (k)		44,390	46,221
3.093% 10/1/41 (k)		19,065	19,883
3.168% 3/1/42 (k)		1,540,312	1,611,217
3.224% 7/1/41 (k)		59,452	62,333
3.348% 10/1/41 (k)		39,360	41,313
3.5% 8/1/43 to 11/1/43		1,696,491	1,689,666
3.545% 7/1/41 (k)		59,877	63,056
5% 9/1/22 to 12/1/22		1,077,140	1,157,759
5.5% 10/1/20 to 11/1/34		1,418,608	1,562,786
6% 6/1/16 to 10/1/16		3,134	3,263
6.19% 3/1/37 (k)		1,538	1,632
6.5% 3/1/16 to 8/1/36		667,161	749,749
TOTAL FANNIE MAE			7,353,187
Freddie Mac - 0.2%
1.82% 3/1/35 (k)		7,647	7,863
1.95% 3/1/37 (k)		2,201	2,305
1.954% 1/1/36 (k)		5,642	5,922
2.022% 2/1/37 (k)		2,977	3,113
2.05% 6/1/37 (k)		1,844	1,931
2.06% 1/1/37 (k)		16,510	17,123
2.095% 8/1/37 (k)		5,268	5,568
2.121% 5/1/37 (k)		4,364	4,604
2.16% 6/1/33 (k)		17,854	18,705
2.316% 10/1/35 (k)		14,528	15,321
2.333% 7/1/36 (k)		332,518	352,464
2.35% 7/1/35 (k)		9,918	10,509
2.362% 10/1/36 (k)		24,119	25,488
2.375% 5/1/37 (k)		4,415	4,680
2.385% 5/1/37 (k)		59,367	63,198
2.385% 5/1/37 (k)		32,302	34,366
2.415% 6/1/37 (k)		17,059	18,159
2.418% 4/1/37 (k)		5,736	6,105
2.451% 6/1/37 (k)		3,648	3,867
2.49% 9/1/35 (k)		3,714	3,892
2.492% 4/1/35 (k)		377	401
2.595% 4/1/37 (k)		475	505
2.673% 7/1/35 (k)		13,483	14,353
2.795% 7/1/36 (k)		7,241	7,707
3.064% 10/1/35 (k)		3,265	3,476
3.083% 9/1/41 (k)		338,407	352,326
3.23% 4/1/41 (k)		34,889	36,487
3.236% 9/1/41 (k)		40,442	42,316
3.28% 6/1/41 (k)		50,943	53,348
3.465% 5/1/41 (k)		37,796	39,754

		Principal Amount (d)	Value
3.622% 6/1/41 (k)		$ 59,229	$ 62,474
3.695% 5/1/41 (k)		54,920	57,906
5.5% 2/1/19 to 7/1/35		952,004	1,025,792
6% 1/1/24		202,860	223,312
6.5% 12/1/14 to 3/1/22		50,036	54,467
TOTAL FREDDIE MAC			2,579,807
Ginnie Mae - 1.4%
4.3% 8/20/61 (o)		354,247	382,015
4.5% 3/15/25 to 6/15/25		616,829	659,646
4.515% 3/20/62 (o)		1,163,073	1,271,549
4.53% 10/20/62 (o)		347,244	381,323
4.55% 5/20/62 (o)		2,164,668	2,370,803
4.556% 12/20/61 (o)		1,296,675	1,416,860
4.604% 3/20/62 (o)		603,805	662,240
4.626% 3/20/62 (o)		441,137	483,228
4.649% 2/20/62 (o)		236,078	258,903
4.65% 3/20/62 (o)		413,347	453,671
4.682% 2/20/62 (o)		311,785	341,770
4.684% 1/20/62 (o)		1,386,271	1,518,776
4.751% 12/20/60 (o)		518,569	562,353
4.804% 3/20/61 (o)		810,071	882,296
4.834% 3/20/61 (o)		1,451,198	1,582,596
5.47% 8/20/59 (o)		207,082	221,297
5.492% 4/20/60 (o)		754,738	835,570
5.5% 11/15/35		278,574	313,081
5.612% 4/20/58 (o)		303,927	316,748
6% 6/15/36		548,923	625,848
TOTAL GINNIE MAE			15,540,573
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $25,093,791)			25,473,567
Collateralized Mortgage Obligations - 3.0%

U.S. Government Agency - 3.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6543% 9/25/23 (k)		60,484	60,721
Series 2010-15 Class FJ, 1.0843% 6/25/36 (k)		616,981	627,630
Series 2010-86 Class FE, 0.6043% 8/25/25 (k)		62,968	63,363
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27		381,687	405,817
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		1,357	1,427
Series 2003-113 Class PE, 4% 11/25/18		51,112	53,595
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2003-70 Class BJ, 5% 7/25/33		$ 31,630	$ 34,220
Series 2004-80 Class LD, 4% 1/25/19		9,331	9,405
Series 2005-19 Class PA, 5.5% 7/25/34		233,721	255,195
Series 2005-27 Class NE, 5.5% 5/25/34		321,198	339,146
Series 2005-52 Class PB, 6.5% 12/25/34		10,513	10,890
Series 2005-64 Class PX, 5.5% 6/25/35		221,933	242,628
Series 2010-118 Class PB, 4.5% 10/25/40		300,000	315,566
Series 2011-126 Class KB, 4% 12/25/41		380,000	382,156
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		5,494	5,816
Series 2003-117 Class MD, 5% 12/25/23		144,771	156,653
Series 2004-52 Class KZ, 5.5% 7/25/34		1,541,568	1,685,198
Series 2004-91 Class Z, 5% 12/25/34		509,800	556,702
Series 2004-95 Class AN, 5.5% 1/25/25		12,751	12,962
Series 2005-117 Class JN, 4.5% 1/25/36		40,000	43,065
Series 2005-14 Class ZB, 5% 3/25/35		221,577	241,792
Series 2005-47 Class HK, 4.5% 6/25/20		308,885	326,631
Series 2006-72 Class CY, 6% 8/25/26		114,093	126,743
Series 2009-14 Class EB, 4.5% 3/25/24		291,496	309,728
Series 2009-59 Class HB, 5% 8/25/39		290,000	310,281
Series 2010-88 Class NA,4% 8/25/28		1,433,272	1,493,303
Series 2010-97 Class CX, 4.5% 9/25/25		500,000	548,757
Series 2009-85 Class IB, 4.5% 8/25/24 (m)		42,272	3,565
Series 2009-93 Class IC, 4.5% 9/25/24 (m)		62,154	5,208
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		318,583	54,905
Series 2010-39 Class FG, 1.0743% 3/25/36 (k)		380,143	389,538
Series 2010-97 Class CI, 4.5% 8/25/25 (m)		133,622	13,235
Series 2011-67 Class AI, 4% 7/25/26 (m)		100,805	11,616

		Principal Amount (d)	Value
Series 2013-40 Class PV, 2% 1/25/26		$ 558,672	$ 566,146
Freddie Mac:
floater:
Series 2630 Class FL, 0.655% 6/15/18 (k)		942	945
Series 2711 Class FC, 1.055% 2/15/33 (k)		249,531	253,381
floater planned amortization class Series 2770 Class FH, 0.555% 3/15/34 (k)		252,439	253,963
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35		207,019	212,114
Series 2101 Class PD, 6% 11/15/28		4,245	4,660
Series 2376 Class JE, 5.5% 11/15/16		5,118	5,354
Series 2381 Class OG, 5.5% 11/15/16		2,767	2,883
Series 2425 Class JH, 6% 3/15/17		7,086	7,457
Series 2672 Class MG, 5% 9/15/23		310,000	339,387
Series 2695 Class DG, 4% 10/15/18		114,306	120,340
Series 2996 Class MK, 5.5% 6/15/35		11,050	12,319
Series 3415 Class PC, 5% 12/15/37		111,584	119,463
Series 3763 Class QA, 4% 4/15/34		251,059	264,934
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34		370,000	398,128
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		764,827	863,563
Series 2303 Class ZV, 6% 4/15/31		9,983	11,005
Series 2877 Class ZD, 5% 10/15/34		638,053	695,879
Series 3277 Class B, 4% 2/15/22		300,000	318,153
Series 3372 Class BD, 4.5% 10/15/22		790,000	844,422
Series 3578 Class B, 4.5% 9/15/24		340,000	358,024
Series 2715 Class NG, 4.5% 12/15/18		696,929	738,856
Series 4181 Class LA, 3% 3/15/37		511,424	521,810
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.654% 7/20/37 (k)		135,062	135,908
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2008-2 Class FD, 0.634% 1/20/38 (k)		$ 33,227	$ 33,424
Series 2008-73 Class FA, 1.014% 8/20/38 (k)		193,907	197,396
Series 2008-83 Class FB, 1.054% 9/20/38 (k)		198,567	202,269
Series 2009-108 Class CF, 0.755% 11/16/39 (k)		164,809	166,317
Series 2009-116 Class KF, 0.685% 12/16/39 (k)		143,365	144,421
Series 2010-9 Class FA, 0.675% 1/16/40 (k)		228,318	229,930
Series 2010-H17 Class FA, 0.4912% 7/20/60 (k)(o)		577,469	569,556
Series 2010-H18 Class AF, 0.4683% 9/20/60 (k)(o)		625,599	617,414
Series 2010-H19 Class FG, 0.4683% 8/20/60 (k)(o)		764,854	755,078
Series 2010-H27 Series FA, 0.5483% 12/20/60 (k)(o)		289,142	286,304
Series 2011-H05 Class FA, 0.6683% 12/20/60 (k)(o)		413,420	411,726
Series 2011-H07 Class FA, 0.6585% 2/20/61 (k)(o)		663,978	661,314
Series 2011-H12 Class FA, 0.6485% 2/20/61 (k)(o)		980,919	976,546
Series 2011-H13 Class FA, 0.6683% 4/20/61 (k)(o)		372,182	370,693
Series 2011-H14:
Class FB, 0.6683% 5/20/61 (k)(o)		434,212	432,270
Class FC, 0.6683% 5/20/61 (k)(o)		400,131	398,432
Series 2011-H17 Class FA, 0.6983% 6/20/61 (k)(o)		526,178	524,659
Series 2011-H21 Class FA, 0.7683% 10/20/61 (k)(o)		587,033	587,021
Series 2012-H01 Class FA, 0.8683% 11/20/61 (k)(o)		498,287	500,380
Series 2012-H03 Class FA, 0.8683% 1/20/62 (k)(o)		302,086	303,372
Series 2012-H06 Class FA, 0.7983% 1/20/62 (k)(o)		474,716	475,299
Series 2012-H07 Class FA, 0.7983% 3/20/62 (k)(o)		282,810	283,075
floater sequential payer Series 2011-150 Class D, 3% 4/20/37		69,841	70,935
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33		50,627	51,085
Series 2010-99 Class PT, 3.5% 8/20/33		67,308	68,057

		Principal Amount (d)	Value
Series 2011-136 Class WI, 4.5% 5/20/40 (m)		$ 205,131	$ 40,858
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40		470,000	498,628
Series 2010-H13 Class JA, 5.46% 10/20/59 (o)		860,635	913,550
Series 2010-H15 Class TP, 5.15% 8/20/60 (o)		1,172,384	1,285,753
Series 2010-H17 Class XP, 5.3018% 7/20/60 (k)(o)		1,658,104	1,817,090
Series 2010-H18 Class PL, 5.01% 9/20/60 (k)(o)		1,256,048	1,372,685
Series 2011-71:
Class ZB, 5.5% 8/20/34		1,081,945	1,227,854
Class ZC, 5.5% 7/16/34		1,046,955	1,191,852
Series 2012-64 Class KB, 3.857% 5/20/41 (k)		172,012	191,452
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $33,851,175)			34,003,246
Commercial Mortgage Securities - 1.6%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5177% 4/25/19 (k)		713,591	712,837
pass-thru certificates sequential payer:
Series K011 Class A2, 4.084% 11/25/20		260,000	280,676
Series K014 Class A2, 3.871% 4/25/21		630,000	673,696
Series K015 Class A2, 3.23% 7/25/21		1,140,000	1,172,197
sequential payer:
Series K006 Class A2, 4.251% 1/25/20		1,410,000	1,537,970
Series K009 Class A2, 3.808% 8/25/20		2,150,000	2,300,603
Series K017 Class A2, 2.873% 12/25/21		1,560,000	1,560,368
Series K034 Class A1, 2.669% 2/25/23		1,092,417	1,105,522
Series K031 Class A2, 3.3% 4/25/23		2,600,000	2,626,043
Series K032 Class A1, 3.016% 2/25/23		2,078,989	2,148,456
Series K501 Class A2, 1.655% 11/25/16		550,000	558,866
Series K714 Class A2, 3.097% 10/25/20		3,500,000	3,610,311
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,366,878)			18,287,545
Foreign Government and Government Agency Obligations - 22.0%
		Principal Amount (d)	Value
Argentine Republic:
2.5% 12/31/38 (e)		$ 275,000	$ 115,500
7% 10/3/15		1,915,000	1,865,210
7% 4/17/17		1,890,000	1,687,980
8.28% 12/31/33		560,815	443,885
Aruba Government 4.625% 9/14/23 (f)		245,000	232,750
Azerbaijan Rep 4.75% 3/18/24 (f)		250,000	251,000
Bahamian Republic 6.95% 11/20/29 (f)		310,000	333,560
Bahrain Kingdom:
5.5% 3/31/20		175,000	188,125
6.125% 8/1/23 (f)		285,000	309,938
Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f)		400,000	407,500
Barbados Government 7% 8/4/22 (f)		200,000	177,000
Belarus Republic:
8.75% 8/3/15 (Reg. S)		1,605,000	1,625,063
8.95% 1/26/18		300,000	307,500
Belgian Kingdom:
2.6% 6/22/24 (Reg.S) (f)	EUR	2,950,000	4,206,188
3% 6/22/34 (f)	EUR	1,500,000	2,074,088
Brazilian Federative Republic:
4.25% 1/7/25		220,000	212,850
5.625% 1/7/41		1,390,000	1,408,070
7.125% 1/20/37		1,210,000	1,450,488
8.25% 1/20/34		1,015,000	1,344,875
12.25% 3/6/30		720,000	1,247,400
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		500,000	437,500
Buoni Poliennali del Tesoro:
2.5% 5/1/19	EUR	8,500,000	12,025,025
4.5% 3/1/24	EUR	5,200,000	7,901,076
Canadian Government:
0.75% 5/1/14	CAD	6,900,000	6,240,896
1.25% 3/1/18	CAD	7,100,000	6,364,696
1.5% 6/1/23	CAD	13,900,000	11,686,185
3.5% 12/1/45	CAD	2,250,000	2,257,469
Central Bank of Nigeria warrants 11/15/20 (n)		750	132,368
City of Buenos Aires 12.5% 4/6/15 (f)		360,000	374,400
Colombian Republic:
6.125% 1/18/41		520,000	582,400
7.375% 9/18/37		505,000	646,400
10.375% 1/28/33		865,000	1,308,313
Congo Republic 3.5% 6/30/29 (e)		1,519,264	1,369,237
Costa Rican Republic:
4.25% 1/26/23 (f)		300,000	277,500
4.375% 4/30/25 (f)		245,000	219,275

		Principal Amount (d)	Value
Croatia Republic:
5.5% 4/4/23 (f)		$ 590,000	$ 596,195
6% 1/26/24 (f)		200,000	208,000
6.25% 4/27/17 (f)		665,000	714,044
6.375% 3/24/21 (f)		500,000	538,750
6.625% 7/14/20 (f)		420,000	459,480
6.75% 11/5/19 (f)		480,000	528,600
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	201,000
6% 1/14/19 (f)		410,000	428,963
6.25% 10/4/20 (f)		830,000	869,425
6.25% 7/27/21 (f)		410,000	426,913
7.4% 1/22/15 (f)		315,000	326,813
Dominican Republic:
1.1593% 8/30/24 (k)		745,000	634,181
5.875% 4/18/24 (f)		285,000	282,863
7.5% 5/6/21 (f)		615,000	685,725
9.04% 1/23/18 (f)		435,442	478,986
Dutch Government 2.75% 1/15/47	EUR	650,000	924,733
El Salvador Republic:
7.625% 2/1/41 (f)		175,000	172,025
7.65% 6/15/35 (Reg. S)		240,000	238,800
8.25% 4/10/32 (Reg. S)		140,000	148,400
European Union 2.75% 9/21/21	EUR	1,400,000	2,103,440
Export Credit Bank of Turkey 5.375% 11/4/16 (f)		400,000	416,320
French Government:
OAT 3.25% 5/25/45	EUR	2,425,000	3,431,738
1% 5/25/19	EUR	4,750,000	6,550,551
Gabonese Republic 8.2% 12/12/17 (f)		100,000	114,000
Georgia Republic 6.875% 4/12/21 (f)		210,000	228,270
German Federal Republic:
0% 6/13/14	EUR	7,825,000	10,777,050
1.75% 2/15/24	EUR	3,350,000	4,689,653
3.25% 1/4/20	EUR	3,050,000	4,793,841
Hungarian Republic:
4.125% 2/19/18		528,000	535,920
5.375% 3/25/24		268,000	268,536
5.75% 11/22/23		427,000	440,878
7.625% 3/29/41		804,000	926,610
Indonesian Republic:
3.375% 4/15/23 (f)		280,000	249,900
4.875% 5/5/21 (f)		900,000	922,500
5.25% 1/17/42 (f)		495,000	448,594
5.375% 10/17/23		400,000	415,000
5.875% 3/13/20 (f)		730,000	797,525
6.625% 2/17/37 (f)		525,000	556,500
6.75% 1/15/44 (f)		605,000	661,719
7.75% 1/17/38 (f)		910,000	1,078,350
8.5% 10/12/35 (Reg. S)		1,175,000	1,492,250
11.625% 3/4/19 (f)		875,000	1,184,531
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		$ 1,325,000	$ 1,354,813
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		2,590,000	3,066,687
5.5% 12/4/23		1,503,000	1,782,623
Italian Republic 4.75% 9/1/44	EUR	1,700,000	2,530,677
Ivory Coast 7.7743% 12/31/32 (e)		400,000	375,000
Japan Government:
0.1% 4/15/15	JPY	988,000,000	9,576,272
0.1% 10/15/15	JPY	766,700,000	7,430,984
1.8% 3/20/43	JPY	135,000,000	1,336,658
1.9% 9/20/30	JPY	755,000,000	8,086,491
Jordanian Kingdom:
2.503% 10/30/20		2,924,000	2,920,365
3.875% 11/12/15		400,000	399,500
Lebanese Republic:
4% 12/31/17		1,404,000	1,389,960
4.75% 11/2/16		265,000	266,325
5.15% 11/12/18		400,000	397,200
5.45% 11/28/19		580,000	574,258
6.375% 3/9/20		450,000	463,500
Lithuanian Republic:
6.125% 3/9/21 (f)		540,000	617,058
6.625% 2/1/22 (f)		575,000	678,931
Moroccan Kingdom:
4.25% 12/11/22 (f)		495,000	480,150
5.5% 12/11/42 (f)		200,000	185,500
Panamanian Republic:
4.3% 4/29/53		290,000	237,438
6.7% 1/26/36		190,000	223,250
8.875% 9/30/27		200,000	276,500
9.375% 4/1/29		70,000	99,260
Peruvian Republic:
4% 3/7/27 (e)		570,000	570,000
5.625% 11/18/50		110,000	116,875
8.75% 11/21/33		765,000	1,116,900
Philippine Republic:
7.75% 1/14/31		875,000	1,196,563
9.5% 2/2/30		810,000	1,260,563
10.625% 3/16/25		580,000	902,625
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		425,000	420,750
5.95% 8/22/23 (f)		335,000	352,851
Provincia de Cordoba 12.375% 8/17/17 (f)		765,000	689,456
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		528,000	520,080

		Principal Amount (d)	Value
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		$ 275,000	$ 300,781
Republic of Armenia 6% 9/30/20 (f)		920,000	952,200
Republic of Iraq 5.8% 1/15/28 (Reg. S)		1,500,000	1,320,000
Republic of Namibia 5.5% 11/3/21 (f)		330,000	345,675
Republic of Nigeria:
5.125% 7/12/18 (f)		290,000	296,235
6.75% 1/28/21 (f)		155,000	165,463
11.9949% to 12.1833% 4/24/14	NGN	78,050,000	469,495
Republic of Serbia:
5.25% 11/21/17 (f)		280,000	290,500
5.875% 12/3/18 (f)		520,000	549,900
6.75% 11/1/24 (f)		1,017,694	1,021,510
7.25% 9/28/21 (f)		400,000	448,040
Republic of Zambia 5.375% 9/20/22 (f)		200,000	170,750
Romanian Republic:
4.375% 8/22/23 (f)		398,000	390,538
6.125% 1/22/44 (f)		534,000	563,637
6.75% 2/7/22 (f)		650,000	757,250
6.75% 2/7/22		50,000	58,250
Russian Federation:
4.875% 9/16/23 (f)		200,000	197,750
5.625% 4/4/42 (f)		800,000	774,000
5.875% 9/16/43 (f)		200,000	196,500
7.5% 3/31/30 (Reg. S)		4,127,125	4,694,605
12.75% 6/24/28 (Reg. S)		1,995,000	3,251,850
South African Republic 5.875% 9/16/25		200,000	215,000
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		400,000	381,400
Turkish Republic:
5.125% 3/25/22		485,000	485,970
5.625% 3/30/21		490,000	511,070
6% 1/14/41		575,000	564,938
6.25% 9/26/22		475,000	510,388
6.75% 4/3/18		680,000	749,360
6.75% 5/30/40		670,000	716,230
6.875% 3/17/36		1,265,000	1,371,260
7% 3/11/19		445,000	496,175
7.25% 3/5/38		825,000	934,313
7.375% 2/5/25		1,200,000	1,376,400
7.5% 11/7/19		625,000	715,938
8% 2/14/34		260,000	315,250
11.875% 1/15/30		450,000	722,250
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		655,000	569,850
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Government:
7.75% 9/23/20 (f)		$ 300,000	$ 280,500
7.8% 11/28/22 (f)		500,000	463,125
7.95% 6/4/14 (f)		940,000	921,388
7.95% 6/4/14 (Reg.S)		400,000	392,080
7.95% 2/23/21 (f)		200,000	188,000
9.25% 7/24/17 (f)		590,000	578,200
United Arab Emirates 7.75% 10/5/20 (Reg. S)		190,000	237,785
United Kingdom, Great Britain and Northern Ireland:
1.25% 7/22/18	GBP	6,850,000	11,209,142
2.25% 9/7/23	GBP	5,100,000	8,153,524
2.75% 1/22/15	GBP	100,000	169,818
3.5% 7/22/68	GBP	3,125,000	5,237,248
5% 9/7/14	GBP	200,000	340,102
United Mexican States:
4.75% 3/8/44		1,116,000	1,060,200
5.55% 1/21/45		170,000	180,625
5.75% 10/12/2110		554,000	544,305
6.05% 1/11/40		1,286,000	1,462,825
6.75% 9/27/34		970,000	1,183,400
7.5% 4/8/33		305,000	400,313
8.3% 8/15/31		250,000	349,375
United Republic of Tanzania 6.332% 3/9/20 (k)		400,000	423,500
Uruguay Republic 7.875% 1/15/33 pay-in-kind		775,000	1,015,250
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,236	248,223
5.75% 2/26/16 (Reg S.)		680,000	590,750
6% 12/9/20		465,000	315,038
7% 3/31/38		360,000	219,600
8.5% 10/8/14		1,125,000	1,105,313
9% 5/7/23 (Reg. S)		1,760,000	1,306,800
9.25% 9/15/27		390,000	290,550
9.25% 5/7/28 (Reg. S)		630,000	459,900
9.375% 1/13/34		545,000	399,758
11.75% 10/21/26 (Reg. S)		930,000	792,825
11.95% 8/5/31 (Reg. S)		1,590,000	1,351,500
12.75% 8/23/22		1,670,000	1,536,400
13.625% 8/15/18		806,000	801,970
Vietnamese Socialist Republic:
1.1875% 3/12/16 (k)		271,304	238,748
4% 3/12/28 (e)		1,448,750	1,289,388
6.875% 1/15/16 (f)		430,000	462,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $247,768,494)			249,605,784
Supranational Obligations - 0.5%
		Principal Amount (d)	Value
European Investment Bank:
1.5% 4/15/21	EUR	2,150,000	$ 2,969,175
2.25% 10/14/22	EUR	1,500,000	2,150,663
Korea Development Bank 1.5% 5/30/18 (Reg.S)	EUR	600,000	822,887
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,820,690)			5,942,725
Common Stocks - 0.4%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.2%
Remy International, Inc.	6,195	146,326
TRW Automotive Holdings Corp. (a)	22,706	1,853,264
		1,999,590
Automobiles - 0.1%
General Motors Co.:
warrants 7/10/16 (a)	10,738	266,732
warrants 7/10/19 (a)	10,738	186,949
Motors Liquidation Co. GUC Trust (a)	2,816	81,242
		534,923
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(q)	2,218	3,327
Media - 0.0%
Haights Cross Communications, Inc. (a)	107	0
Interpublic Group of Companies, Inc.	23,368	400,528
		400,528
TOTAL CONSUMER DISCRETIONARY		2,938,368
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. (a)	5,683	27,722
FINANCIALS - 0.0%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (a)	314,563	3
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc.	6,069	112,201
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	115	0
Airlines - 0.0%
Delta Air Lines, Inc.	1,150	39,848
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	524	$ 15,327
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc.	202,108	252,635
Marine - 0.0%
U.S. Shipping Partners Corp. (a)	644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	6,028	0
		0
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (a)	321	28,720
Class B (a)	107	9,573
		38,293
Transportation Infrastructure - 0.1%
DeepOcean Group Holding BV (a)(f)	31,897	864,796
TOTAL INDUSTRIALS		1,210,899
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)	2,669	37,206
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Rock-Tenn Co. Class A	416	43,917
Metals & Mining - 0.0%
Aleris International, Inc. (a)(q)	2,037	65,566
TOTAL MATERIALS		109,483
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	140	4,528
TOTAL COMMON STOCKS (Cost $3,511,543)		4,440,410
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	2,286	16,868

	Shares	Value
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Banks - 0.1%
SunTrust Banks, Inc. Series E, 5.875%	10,347	$ 232,394
Wells Fargo & Co. 5.20%	31,662	673,767
		906,161
Consumer Finance - 0.2%
Ally Financial, Inc. 7.00% (f)	2,620	2,587,741
Real Estate Investment Trusts - 0.1%
Public Storage Series V, 5.375%	33,076	711,796
TOTAL FINANCIALS		4,205,698
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. 15.00%	147,896	1
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,205,699
TOTAL PREFERRED STOCKS (Cost $3,579,022)		4,222,567
Bank Loan Obligations - 2.1%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.4%
Diversified Consumer Services - 0.0%
Spotless Holdings Ltd.:
Tranche 2LN, term loan 8.75% 4/2/19 (k)	$ 190,000	194,750
Tranche B 1LN, term loan 5% 10/2/18 (k)	149,250	151,302
		346,052
Hotels, Restaurants & Leisure - 0.2%
Centaur Acquisition LLC:
Tranche 1LN, term loan 5.25% 2/20/19 (k)	144,752	144,933
Tranche 2LN, term loan 8.75% 2/20/20 (k)	165,000	167,577
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (k)	235,000	245,575
Hilton Worldwide Finance, LLC Tranche B, term loan 3.75% 10/25/20 (k)	1,118,026	1,120,821
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (k)	276,500	276,168
		1,955,074
Media - 0.2%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 3/6/20 (p)	150,000	151,875
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.7531% 3/22/19 (k)	$ 381,225	$ 383,608
Springer Science+Business Media Deutschland GmbH Tranche B 2LN, term loan 5% 8/14/20 (k)	1,233,800	1,236,885
		1,772,368
Specialty Retail - 0.0%
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (k)	394,667	392,201
TOTAL CONSUMER DISCRETIONARY		4,465,695
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (k)	65,000	66,706
Tranche B 1LN, term loan 4.5% 9/26/19 (k)	199,500	200,498
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (k)	150,000	149,250
Tranche B 1LN, term loan 4.25% 2/18/21 (k)	300,000	299,625
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (k)	285,000	287,138
Rite Aid Corp. Tranche 2LN, term loan 5.75% 8/21/20 (k)	55,000	56,100
		1,059,317
Personal Products - 0.1%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (k)	837,900	838,947
Tranche B, term loan 3.25% 11/19/17 (k)	371,250	371,250
		1,210,197
TOTAL CONSUMER STAPLES		2,269,514
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (k)	1,271,813	1,272,607
Oil, Gas & Consumable Fuels - 0.3%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (k)	331,910	343,527
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (k)	486,294	494,804

	Principal Amount (d)	Value
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (k)	$ 1,870,000	$ 1,949,475
Panda Sherman Power, LLC term loan 9% 9/14/18 (k)	205,000	210,638
Panda Temple Power, LLC term loan 7.25% 4/3/19 (k)	110,000	112,613
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)	120,000	121,200
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (k)	84,788	85,534
		3,317,791
TOTAL ENERGY		4,590,398
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (k)	130,000	133,088
Sheridan Investment Partners I term loan 4.25% 12/16/20 (k)	171,696	172,778
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (k)	23,884	24,035
Tranche M, term loan 4.25% 12/16/20 (k)	8,907	8,964
TransUnion LLC Tranche B, term loan 3/21/21 (p)	1,060,000	1,065,300
		1,404,165
Real Estate Management & Development - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (k)	51,757	51,627
TOTAL FINANCIALS		1,455,792
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.2%
DaVita HealthCare Partners, Inc. Tranche A, term loan 2.91% 10/20/15 (k)	540,088	538,737
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (k)	1,070,758	1,073,435
		1,612,172
Life Sciences Tools & Services - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (k)	1,231,808	1,234,887
Pharmaceuticals - 0.0%
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (k)	49,375	50,054
TOTAL HEALTH CARE		2,897,113
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INDUSTRIALS - 0.2%
Airlines - 0.0%
Northwest Airlines Corp. Tranche A, term loan 1.99% 12/24/18 (k)	$ 577,297	$ 531,113
Commercial Services & Supplies - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (k)	188,575	189,046
Tranche B 2LN, term loan 8.25% 11/30/20 (k)	375,000	382,500
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (k)	180,000	181,800
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (k)	321,750	318,935
WTG Holdings III Corp.:
Tranche 2LN, term loan 8.5% 1/15/22 (k)	50,000	50,750
Tranche B 1LN, term loan 4.75% 1/15/21 (k)	54,863	55,000
		1,178,031
Machinery - 0.1%
Pinafore LLC Tranche B 2LN, term loan 3.75% 9/21/16 (k)	731,527	732,441
TOTAL INDUSTRIALS		2,441,585
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)	279,300	278,267
Software - 0.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.25% 1/23/21 (k)	44,888	45,000
Tranche B 2LN, term loan 7.5% 1/23/22 (k)	10,000	10,126
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (k)	633,413	633,413
ION Trading Technologies Ltd.:
Tranche 1LN, term loan 4.5% 5/22/20 (k)	65,625	65,789
Tranche 2LN, term loan 8.25% 5/22/21 (k)	30,000	30,300
Kronos, Inc. Tranche 2LN, term loan:
4/30/20 (p)	45,000	46,350
9.75% 4/30/20 (k)	685,000	708,975
		1,539,953
TOTAL INFORMATION TECHNOLOGY		1,818,220

	Principal Amount (d)	Value
MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	$ 510,000	$ 508,725
Metals & Mining - 0.0%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 1/25/20 (k)	83,941	84,256
Tranche B 2LN, term loan 8.75% 1/25/21 (k)	50,000	51,125
MRC Global, Inc. Tranche B, term loan 4.7531% 11/9/19 (k)	338,300	342,529
		477,910
TOTAL MATERIALS		986,635
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Consolidated Communications, Inc. Tranche B, term loan 4.25% 12/23/20 (k)	44,888	45,168
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (k)	747,450	769,874
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (k)	40,000	40,900
		855,942
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche D 1LN, term loan 3.75% 3/31/17 (k)	345,000	344,138
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (k)	415,000	416,038
		760,176
TOTAL TELECOMMUNICATION SERVICES		1,616,118
UTILITIES - 0.1%
Electric Utilities - 0.0%
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (k)	308,661	310,205
Gas Utilities - 0.0%
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (k)	176,667	176,446
Bank Loan Obligations - continued
	Principal Amount (d)	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
LSP Madison Funding LLC Tranche 1LN, term loan 5.5% 6/28/19 (k)	$ 160,087	$ 160,887
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (k)	188,675	181,600
		342,487
TOTAL UTILITIES		829,138
TOTAL BANK LOAN OBLIGATIONS (Cost $22,832,425)		23,370,208
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	261,980	250,191
Goldman Sachs 1.1875% 12/14/19 (k)	471,528	450,309
Mizuho 1.1875% 12/14/19 (k)	352,587	336,721
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $999,655)		1,037,221
Fixed-Income Funds - 0.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $4,455,711)	55,212	5,990,502
Preferred Securities - 1.0%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 930,000	990,289
NBCUniversal Enterprise, Inc. 5.25% (f)(g)	770,000	779,128
		1,769,417
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	400,000	414,098
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd. 5.875% (f)(g)	400,000	366,570

	Principal Amount (d)	Value
FINANCIALS - 0.7%
Banks - 0.7%
Bank of America Corp.:
5.2% (g)(k)	$ 1,230,000	$ 1,177,551
8% (g)(k)	255,000	292,225
8.125% (g)(k)	145,000	170,121
Citigroup, Inc.:
5.9% (g)(k)	1,455,000	1,435,662
5.95% (g)(k)	2,405,000	2,375,001
JPMorgan Chase & Co.:
6% (g)(k)	2,580,000	2,566,530
6.125% (g)(k)	140,000	139,673
Wells Fargo & Co. 7.98% (g)(k)	135,000	153,891
		8,310,654
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	100,000	101,117
MATERIALS - 0.1%
Metals & Mining - 0.1%
CSN Islands XII Corp. 7% (Reg. S) (g)	720,000	629,433
TOTAL PREFERRED SECURITIES (Cost $11,692,217)		11,591,289
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $1)	108,228	1
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.10% (b) (Cost $43,452,585)	43,452,585	43,452,585
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 3,021,000	51,692
Purchased Swaptions - continued
	Expiration Date	Notional Amount	Value
Call Options - 0.0%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	$ 3,021,000	$ 106,013
TOTAL PURCHASED SWAPTIONS (Cost $180,580)			157,705
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,102,149,022)	1,132,164,172
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,649,146
NET ASSETS - 100%	$ 1,135,813,318
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
19 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 2,346,500	$ (8,645)
46 CBOT 2 Year U.S. Treasury Note Contracts	June 2014	10,099,875	(10,815)
28 CBOT 5 Year U.S. Treasury Note Contracts	June 2014	3,330,688	(15,149)
13 CBOT Long Term U.S. Treasury Bond Contracts	June 2014	1,731,844	24,754
23 CBOT Ultra Long Term U.S. Treasury Bond Contracts	June 2014	3,322,781	61,760
TOTAL TREASURY CONTRACTS		$ 20,831,688	$ 51,905

The face value of futures purchased as a percentage of net assets is 1.9%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid) (2)	Unrealized Appreciation/ (Depreciation)
CME	Jun. 2016	$ 811,000	3-month LIBOR	0.75%	$ 928	$ 0	$ 928
CME	Jun. 2019	481,000	3-month LIBOR	2%	1,583	0	1,583
CME	Jun. 2024	9,788,000	3-month LIBOR	3%	(66,277)	0	(66,277)
CME	Jun. 2044	74,000	3.75%	3-month LIBOR	2,611	0	2,611
TOTAL INTEREST RATE SWAPS					$ (61,155)	$ 0	$ (61,155)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Currency Abbreviations
BRL	-	Brazilian real
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
INR	-	Indian rupee
JPY	-	Japanese yen
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $239,012,781 or 21.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,292.
(j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $286,853.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(p) The coupon rate will be determined upon settlement of the loan after period end.

(q) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,893 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	6/1/10	$ 71,295
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 4,281
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,506
Fidelity Floating Rate Central Fund	72,124
Total	$ 80,630
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 5,933,634	$ -	$ -	$ 5,990,502	0.4%
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,938,368	$ 2,935,041	$ -	$ 3,327
Consumer Staples	44,590	-	27,722	16,868
Financials	4,205,701	1,617,957	2,587,741	3
Health Care	112,201	-	-	112,201
Industrials	1,210,900	55,175	-	1,155,725
Information Technology	37,206	37,206	-	-
Materials	109,483	43,917	-	65,566
Utilities	4,528	4,528	-	-
Corporate Bonds	499,059,859	-	499,052,636	7,223
U.S. Government and Government Agency Obligations	205,528,958	-	205,528,958	-
U.S. Government Agency - Mortgage Securities	25,473,567	-	25,473,567	-
Collateralized Mortgage Obligations	34,003,246	-	34,003,246	-
Commercial Mortgage Securities	18,287,545	-	18,287,545	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 249,605,784	$ -	$ 249,035,784	$ 570,000
Supranational Obligations	5,942,725	-	5,942,725	-
Bank Loan Obligations	23,370,208	-	22,013,220	1,356,988
Sovereign Loan Participations	1,037,221	-	-	1,037,221
Fixed-Income Funds	5,990,502	5,990,502	-	-
Preferred Securities	11,591,289	-	10,812,161	779,128
Other	1	-	-	1
Money Market Funds	43,452,585	43,452,585	-	-
Purchased Swaptions	157,705	-	157,705	-
Total Investments in Securities:	$ 1,132,164,172	$ 54,136,911	$ 1,072,923,010	$ 5,104,251
Other Derivative Instruments:
Assets
Futures Contracts	$ 86,514	$ 86,514	$ -	$ -
Swaps	5,122	-	5,122	-
Total Assets	$ 91,636	$ 86,514	$ 5,122	$ -
Liabilities
Futures Contracts	$ (34,609)	$ (34,609)	$ -	$ -
Swaps	(66,277)	-	(66,277)	-
Total Liabilities	$ (100,886)	$ (34,609)	$ (66,277)	$ -
Total Other Derivative Instruments:	$ (9,250)	$ 51,905	$ (61,155)	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $1,099,653,541. Net unrealized appreciation aggregated $32,510,631, of which $46,735,722 related to appreciated investment securities and $14,225,091 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Target Volatility Portfolio

March 31, 2014

1.955029.101

VIPTV-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 62.9%
	Shares	Value
Domestic Equity Funds - 40.0%
Fidelity Automotive Portfolio (b)	559	$ 31,516
Fidelity Banking Portfolio (b)	57,053	1,552,973
Fidelity Blue Chip Growth Fund (b)	42,124	2,719,098
Fidelity Blue Chip Value Fund (b)	6,789	100,744
Fidelity Brokerage & Investment Management Portfolio (b)	7,245	525,374
Fidelity Chemicals Portfolio (b)	6,042	904,315
Fidelity Communications Equipment Portfolio (b)	2,121	66,017
Fidelity Consumer Discretionary Portfolio (b)	12,353	408,159
Fidelity Consumer Staples Portfolio (b)	4,581	416,466
Fidelity Contrafund (b)	2,691	257,324
Fidelity Disciplined Equity Fund (b)	57,643	1,903,357
Fidelity Electronics Portfolio (b)	4,580	323,700
Fidelity Energy Portfolio (b)	29,670	1,706,591
Fidelity Energy Service Portfolio (b)	4,072	360,186
Fidelity Equity-Income Fund (b)	1,230	73,830
Fidelity Financial Services Portfolio (b)	17,523	1,448,122
Fidelity Gold Portfolio (a)(b)	15,830	325,456
Fidelity Growth Discovery Fund (b)	21,690	478,904
Fidelity Health Care Portfolio (b)	5,907	1,223,935
Fidelity Industrial Equipment Portfolio (b)	5,718	262,751
Fidelity Industrials Portfolio (b)	45,993	1,549,510
Fidelity IT Services Portfolio (b)	1,700	61,822
Fidelity Large Cap Stock Fund (b)	124,048	3,467,140
Fidelity Low-Priced Stock Fund (b)	22,427	1,131,658
Fidelity Materials Portfolio (b)	2,133	186,419
Fidelity Mega Cap Stock Fund (b)	202,242	3,169,131
Fidelity Multimedia Portfolio (b)	1,216	96,055
Fidelity New Millennium Fund (b)	24,422	997,890
Fidelity OTC Portfolio (b)	4,621	368,758
Fidelity Pharmaceuticals Portfolio (b)	17,230	358,733
Fidelity Real Estate Investment Portfolio (b)	138	4,836
Fidelity Small Cap Growth Fund (b)	36,398	706,117
Fidelity Small Cap Value Fund (b)	3,749	75,311
Fidelity Software & Computer Services Portfolio (b)	7,401	887,607
Fidelity Technology Portfolio (b)	5,215	654,410
Fidelity Transportation Portfolio (b)	4,150	325,128
Fidelity Value Fund (b)	16,068	1,727,805
TOTAL DOMESTIC EQUITY FUNDS		30,857,148
International Equity Funds - 22.9%
Fidelity Diversified International Fund (b)	52,659	1,927,846
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (b)	101	929
Fidelity Emerging Markets Discovery Fund (b)	3,110	36,763
Fidelity Emerging Markets Fund (b)	7,931	191,364

	Shares	Value
Fidelity Europe Fund (b)	109,484	$ 4,341,043
Fidelity International Capital Appreciation Fund (b)	13,355	224,372
Fidelity International Discovery Fund (b)	35,622	1,423,117
Fidelity International Small Cap Fund (b)	12,425	332,872
Fidelity International Small Cap Opportunities Fund (b)	121,231	1,772,398
Fidelity Japan Smaller Companies Fund (b)	71,504	895,225
Fidelity Nordic Fund (b)	28,180	1,299,114
Fidelity Overseas Fund (b)	40,318	1,634,913
Fidelity Pacific Basin Fund (b)	493	13,524
iShares MSCI EAFE Index ETF	8,082	542,868
iShares MSCI Emerging Markets Index ETF	21,030	862,020
SPDR Lehman High Yield Bond ETF	19,202	793,235
Vanguard Value ETF	12,442	971,845
WisdomTree Japan Hedged Equity ETF	9,541	451,671
TOTAL INTERNATIONAL EQUITY FUNDS		17,715,119
TOTAL EQUITY FUNDS (Cost $46,354,608)		48,572,267
Fixed-Income Funds - 31.4%

Fixed-Income Funds - 31.4%
Fidelity Conservative Income Bond Fund (b)	13,673	137,278
Fidelity Corporate Bond Fund (b)	499,339	5,597,594
Fidelity Floating Rate High Income Fund (b)	24,323	242,499
Fidelity High Income Fund (b)	23,568	223,187
Fidelity Real Estate Income Fund (b)	134	1,564
Fidelity Total Bond Fund (b)	1,707,107	18,078,260
TOTAL FIXED-INCOME FUNDS (Cost $24,122,505)		24,280,382
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.04% 5/1/14 to 5/29/14 (c) (Cost $149,990)	$ 150,000	149,996
Cash Equivalents - 6.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.05%, dated 3/31/14 due 4/1/14 (Collateralized by U.S. Treasury Obligations) # (Cost $5,071,000)	$ 5,071,008	$ 5,071,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $75,698,103)		78,073,645
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(836,116)
NET ASSETS - 100%		$ 77,237,529
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
23 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 2,144,290	$ 4,460
3 NYSE E-mini MSCI EAFE Index Contracts (United States)	June 2014	284,250	4,078
9 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	443,745	25,112
TOTAL EQUITY INDEX CONTRACTS		$ 2,872,285	$ 33,650

The face value of futures purchased as a percentage of net assets is 3.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated Fund
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,996.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Air Transportation Portfolio	$ 209,440	$ -	$ 209,193	$ -	$ -
Fidelity Automotive Portfolio	31,477	-	-	-	31,516
Fidelity Banking Portfolio	1,039,280	464,227	-	-	1,552,973
Fidelity Biotechnology Portfolio	159,089	-	174,461	-	-
Fidelity Blue Chip Growth Fund	2,499,014	170,163	-	-	2,719,098
Fidelity Blue Chip Value Fund	-	99,740	-	-	100,744
Fidelity Brokerage & Investment Management Portfolio	456,119	297,049	208,076	-	525,374
Fidelity Chemicals Portfolio	482,150	410,021	-	-	904,315
Fidelity Communications Equipment Portfolio	62,560	-	-	-	66,017
Fidelity Conservative Income Bond Fund	157,790	108	20,620	108	137,278
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Consumer Discretionary Portfolio	$ 400,585	$ 219,366	$ 203,868	$ -	$ 408,159
Fidelity Consumer Staples Portfolio	413,214	-	-	-	416,466
Fidelity Contrafund	1,112,860	56,443	897,465	-	257,324
Fidelity Corporate Bond Fund	3,623,807	1,897,255	19,769	34,942	5,597,594
Fidelity Disciplined Equity Fund	1,806,653	55,985	-	-	1,903,357
Fidelity Diversified International Fund	1,051,203	882,347	-	-	1,927,846
Fidelity Electronics Portfolio	-	322,942	-	-	323,700
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund	932	-	-	-	929
Fidelity Emerging Markets Discovery Fund	33,135	4,528	-	-	36,763
Fidelity Emerging Markets Fund	160,167	30,206	-	-	191,364
Fidelity Energy Portfolio	289,435	1,367,029	-	-	1,706,591
Fidelity Energy Service Portfolio	88,968	252,695	-	-	360,186
Fidelity Equity-Income Fund	270,886	91,162	288,313	-	73,830
Fidelity Europe Capital Appreciation Fund	5,696	-	5,795	-	-
Fidelity Europe Fund	2,183,567	2,081,049	-	-	4,341,043
Fidelity Financial Services Portfolio	102,376	1,326,309	-	-	1,448,122
Fidelity Floating Rate High Income Fund	240,294	1,966	-	1,966	242,499
Fidelity Gold Portfolio	-	337,414	-	-	325,456
Fidelity Growth Discovery Fund	-	493,180	-	-	478,904
Fidelity Health Care Portfolio	961,354	1,079,159	942,055	-	1,223,935
Fidelity High Income Fund	147,660	73,395	-	2,711	223,187
Fidelity Industrial Equipment Portfolio	262,007	-	-	-	262,751
Fidelity Industrials Portfolio	1,343,952	408,969	205,527	-	1,549,510
Fidelity Insurance Portfolio	636,498	-	615,551	-	-
Fidelity International Capital Appreciation Fund	-	222,166	-	-	224,372
Fidelity International Discovery Fund	3,532,493	152,927	2,192,083	-	1,423,117
Fidelity International Small Cap Fund	1,948,358	21,040	1,628,897	-	332,872
Fidelity International Small Cap Opportunities Fund	541,201	1,186,992	-	-	1,772,398
Fidelity IT Services Portfolio	-	63,416	-	-	61,822
Fidelity Japan Smaller Companies Fund	961,008	-	-	-	895,225
Fidelity Large Cap Stock Fund	2,648,195	940,598	201,211	-	3,467,140
Fidelity Low-Priced Stock Fund	1,813,267	10,649	719,342	-	1,131,658
Fidelity Materials Portfolio	181,107	-	-	-	186,419
Fidelity Medical Equipment & Systems Portfolio	76,837	-	81,890	-	-
Fidelity Mega Cap Stock Fund	1,423,614	2,356,636	642,565	-	3,169,131
Fidelity Mid Cap Value Fund	579,054	-	561,375	-	-
Fidelity Multimedia Portfolio	98,463	-	-	-	96,055
Fidelity New Millennium Fund	1,177,807	1,663,914	1,911,058	-	997,890
Fidelity Nordic Fund	1,224,918	36,953	-	-	1,299,114
Fidelity OTC Portfolio	405,892	387,793	424,608	-	368,758
Fidelity Overseas Fund	-	1,606,023	-	-	1,634,913
Fidelity Pacific Basin Fund	13,632	-	-	-	13,524
Fidelity Pharmaceuticals Portfolio	330,992	-	-	-	358,733
Fidelity Real Estate Income Fund	1,485	5	-	5	1,564
Fidelity Real Estate Investment Portfolio	4,418	-	-	-	4,836
Fidelity Small Cap Enhanced Index Fund	58,106	-	58,884	-	-
Fidelity Small Cap Growth Fund	701,386	-	-	-	706,117
Fidelity Small Cap Value Fund	722,853	-	640,693	-	75,311
Fidelity Software & Computer Services Portfolio	692,186	615,386	424,608	-	887,607
Fidelity Technology Portfolio	582,773	367,468	289,153	-	654,410
Fidelity Telecommunications Portfolio	5,918	-	5,717	-	-
Fidelity Total Bond Fund	14,965,343	3,955,223	1,067,558	119,146	18,078,260
Fidelity Transportation Portfolio	304,946	344,155	324,012	-	325,128
Fidelity Value Fund	1,027,270	631,896	-	-	1,727,805
Total	$ 56,255,690	$ 26,985,947	$ 14,964,347	$ 158,878	$ 69,231,010
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$ 48,572,267	$ 48,572,267	$ -	$ -
Fixed-Income Funds	24,280,382	24,280,382	-	-
U.S. Treasury Obligations	149,996	-	149,996	-
Cash Equivalents	5,071,000	-	5,071,000	-
Total Investments in Securities:	$ 78,073,645	$ 72,852,649	$ 5,220,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 33,650	$ 33,650	$ -	$ -
Repurchase Agreement / Counterparty	Value
$5,071,000 due 4/01/14 at 0.05%
BNP Paribas Securities Corp.	$ 329
BNY Mellon Capital Markets LLC	118,296
Barclays Capital, Inc.	328,603
HSBC Securities (USA), Inc.	2,365,925
Mizuho Securities USA, Inc.	1,182,962
Societe Generale	1,074,885
$ 5,071,000
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $75,734,856. Net unrealized appreciation aggregated $2,338,789, of which $2,562,097 related to appreciated investment securities and $223,308 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Funds valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows: Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued on the basis of amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014